UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04661

Exact name of registrant as specified in charter:	Prudential Global Total Return Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1.	Schedule of Investments

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value

Long-Term Investments 95.0%
Asset-Backed Securities 17.9%
Automobiles 0.3%
OneMain Direct Auto Receivables Trust,
Series 2016-1A, Class C, 144A	4.580%	09/15/21		800	$ 800,112
Series 2017-1A, Class C, 144A	3.910	08/16/21		1,900	1,911,065
Series 2017-2A, Class D, 144A	3.420	10/15/24		700	689,235
Series 2017-2A, Class E, 144A	4.740	11/14/25		1,000	990,539

Santander Drive Auto Receivables Trust, Series 2017-3, Class C	2.760	12/15/22		400	394,325
					4,785,276
Collateralized Loan Obligations 13.4%
Arbour CLO Ltd. (Ireland), Series 2018-3A, Class B1R, 144A	1.920(cc)	03/15/29	EUR	4,000	4,669,578
Armada Euro CLO (Ireland),
Series 2018-2A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760(c)	11/15/31	EUR	5,500	6,393,384
Series 2018-2A, Class A3, 144A	1.500(cc)	11/15/31	EUR	1,500	1,752,291

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.619(c)	07/15/29		500	500,727
Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.639(c)	01/16/30		500	499,696
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.322(c)	04/23/31		3,500	3,475,149
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	3.929(c)	10/15/28		3,000	3,000,002
Battalion CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	3.516(c)	10/17/26		1,350	1,349,984
Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.673(c)	07/18/30		2,000	2,003,971
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.400(c)	05/17/31		15,000	14,922,870
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.589(c)	07/15/29		1,250	1,251,429

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.589%(c)	10/15/30	750	$ 751,047

Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.686(c)	01/17/28	4,000	3,958,080
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.589(c)	04/15/29	3,750	3,754,128
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.383(c)	04/30/31	15,000	14,932,753
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.306(c)	04/17/31	9,000	8,941,513
Carlyle US CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.020%	3.075(c)	04/20/31	12,500	12,455,376
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.607(c)	04/22/30	2,500	2,493,920
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.539(c)	04/26/31	7,000	7,001,273
ICG US CLO Ltd. (Cayman Islands), Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.627(c)	10/23/29	3,500	3,501,378
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.643(c)	05/15/26	3,500	3,499,979
Series 2018-1A, Class B, 144A, 3 Month LIBOR + 1.650%	3.981(c)	05/20/29	5,000	4,998,981

Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324(c)	04/25/31	6,250	6,223,059
MidOcean Credit CLO (Cayman Islands),
Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.536(c)	02/20/31	2,000	1,990,891

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2018-9A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.397%(c)	07/20/31		2,000	$ 1,997,800

Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.119(c)	07/15/31		5,750	5,742,324
Oak Hill European Credit Partners (Ireland), Series 2017-6A, Class A2, 144A	1.150	01/20/32	EUR	3,000	3,503,909
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.599(c)	07/15/30		750	750,871
OZLM Ltd. (Cayman Islands),
Series 2014-6A, Class A1S, 144A, 3 Month LIBOR + 1.080%	3.416(c)	04/17/31		5,500	5,475,940
Series 2014-6A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.086(c)	04/17/31		2,000	1,998,055
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.589(c)	10/30/30		1,000	1,001,784
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.210(c)	04/20/31		5,000	4,982,769
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.810(c)	04/20/31		3,000	2,996,187
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.631(c)	05/21/29		3,750	3,757,061
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.618(c)	07/20/30		1,750	1,752,498
Regatta Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.845(c)	12/20/28		2,000	2,004,163
Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	3.586(c)	10/17/30		2,000	2,003,798
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.463(c)	05/07/31		5,000	4,992,253
Series 2014-5RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.063(c)	05/07/31		6,500	6,498,364

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.588(c)	07/20/30		500	500,739

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	4.008%(c)	10/20/28		1,000	$ 1,001,592
Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.568(c)	10/20/30		500	500,671

St Paul’s CLO DAC (Netherlands), Series 2017-7A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,171,171
TCW CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.405(c)	04/25/31		15,000	14,949,405
Telos CLO Ltd. (Cayman Islands), Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.636(c)	07/17/26		1,000	999,995
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548(c)	07/20/31		2,000	1,999,959
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.648(c)	07/20/27		5,188	5,179,609
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.739(c)	07/15/27		5,000	4,961,917
Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	4.035(c)	10/25/28		3,000	3,005,252
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.655(c)	07/25/29		2,500	2,504,900

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.848(c)	04/15/29		3,700	3,693,502
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.305(c)	04/25/31		4,500	4,471,013
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598(c)	10/20/29		1,500	1,503,032
Series 2017-3A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.486(c)	01/17/31		2,500	2,495,015

York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.497(c)	01/22/31		5,000	5,000,950

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2015-3A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.527%(c)	07/15/31	8,500	$ 8,499,745
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.709(c)	07/15/29	4,250	4,260,012
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.629(c)	04/15/30	750	754,051
Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.289(c)	04/15/29	7,250	7,221,190
				238,452,955
Consumer Loans 1.2%
Lendmark Funding Trust,
Series 2016-2A, Class A, 144A	3.260	04/21/25	400	400,003
Series 2017-1A, Class B, 144A	3.770	12/22/25	700	692,572
Series 2017-2A, Class B, 144A	3.380	05/20/26	2,000	1,968,153
Series 2017-2A, Class C, 144A	4.330	05/20/26	700	689,914
OneMain Financial Issuance Trust,
Series 2015-2A, Class A, 144A	2.570	07/18/25	143	142,248
Series 2015-2A, Class C, 144A	4.320	07/18/25	2,100	2,109,798
Series 2016-1A, Class A, 144A	3.660	02/20/29	1,000	1,005,374
Series 2016-2A, Class A, 144A	4.100	03/20/28	598	601,525
Series 2017-1A, Class C, 144A	3.350	09/14/32	400	391,604
Oportun Funding LLC,
Series 2016-C, Class A, 144A	3.280	11/08/21	1,350	1,349,160
Series 2017-A, Class A, 144A	3.230	06/08/23	1,000	982,907
Series 2017-B, Class A, 144A	3.220	10/10/23	2,600	2,560,516
Series 2018-A, Class A, 144A	3.610	03/08/24	1,330	1,322,070

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.414(c)	04/25/23	4,290	4,310,391
PNMAC GMSR Issuer Trust, Series 2017-GT02, Class A, 144A, 1 Month LIBOR + 4.000%	6.064(c)	08/25/23	1,110	1,112,250
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	1,199	1,192,283
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24	554	553,928
Series 2017-AA, Class C, 144A	3.860	07/15/30	800	793,150
				22,177,846

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.8%
ABFC Trust, Series 2004-OPT5, Class A1, 1 Month LIBOR + 0.700%	2.764%(c)	06/25/34	869	$ 848,034
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE2, Class M4, 1 Month LIBOR + 0.960%	3.024(c)	04/25/35	605	605,494
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2002-2, Class M3, 1 Month LIBOR + 2.655%	4.719(c)	08/25/32	594	589,634
Series 2002-3, Class M3, 1 Month LIBOR + 2.850%	4.914(c)	08/25/32	320	317,238
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.889(c)	05/25/34	67	66,624
Series 2005-W2, Class A2C, 1 Month LIBOR + 0.360%	2.424(c)	10/25/35	586	586,520

Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	03/25/34	171	172,036
Chase Funding Loan Acquisition Trust, Series 2004-AQ1, Class A2, 1 Month LIBOR + 0.800%	2.864(c)	05/25/34	248	249,307
CHEC Loan Trust, Series 2004-1, Class A3, 1 Month LIBOR + 1.000%	3.064(c)	07/25/34	857	839,699
EquiFirst Mortgage Loan Trust, Series 2004-1, Class 1A1, 1 Month LIBOR + 0.480%	2.544(c)	01/25/34	857	831,411
Home Equity Asset Trust, Series 2005-9, Class 2A4, 1 Month LIBOR + 0.340%	2.404(c)	04/25/36	196	196,834
MASTR Asset-Backed Securities Trust,
Series 2004-OPT2, Class A1, 1 Month LIBOR + 0.700%	2.764(c)	09/25/34	2,325	2,305,616
Series 2004-WMC2, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	04/25/34	2,097	2,070,651

Merrill Lynch Mortgage Investors Trust, Series 2004-HE2, Class M1, 1 Month LIBOR + 1.200%	3.264(c)	08/25/35	82	82,160
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	09/25/33	167	165,536
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.934(c)	11/25/34	2,378	2,370,029

Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 1 Month LIBOR + 0.980%	3.044(c)	02/25/33	237	232,426

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

New Century Home Equity Loan Trust, Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	3.189%(c)	10/25/33	207	$ 206,978
Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2, 1 Month LIBOR + 0.660%	2.724(c)	11/25/33	833	816,788
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-NC2, Class M3, 1 Month LIBOR + 0.430%	2.494(c)	05/25/35	169	168,855
				13,721,870
Residential Mortgage-Backed Securities 1.6%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	3.024(c)	09/25/34	121	120,949
Chase Funding Trust, Series 2003-4, Class 2A2, 1 Month LIBOR + 0.600%	2.664(c)	05/25/33	902	877,754
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.414(c)	10/25/37	1,434	1,445,206
Countrywide Asset-Backed Certificates, Series 2002-5, Class MV1, 1 Month LIBOR + 1.500%	3.564(c)	03/25/33	127	126,857
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.242(c)	12/26/46	1,619	1,653,927
Series 2018-3R, Class 1A1, 144A, 1 Month LIBOR + 1.200%	3.071(c)	12/25/46	4,037	4,033,856

Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.889(c)	08/25/34	622	620,007
Fremont Home Loan Trust,
Series 2004-1, Class M1, 1 Month LIBOR + 0.675%	2.739(c)	02/25/34	353	353,952
Series 2004-B, Class M1, 1 Month LIBOR + 0.870%	2.934(c)	05/25/34	707	697,818
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	2.684(c)	08/25/33	853	851,278
Series 2004-3, Class M1, 1 Month LIBOR + 0.855%	2.919(c)	07/25/34	166	165,374

LSFVT, Series 2018-1, 1 Month LIBOR + 2.000%^	3.982(c)	04/01/21	13,246	13,206,481
New Century Home Equity Loan Trust, Series 2005-C, Class A2C, 1 Month LIBOR + 0.250%	2.314(c)	12/25/35	103	103,033
Popular ABS Mortgage Pass-Through Trust, Series 2004-4, Class M1	4.377(cc)	09/25/34	110	110,225

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust (Cayman Islands),
Series 2003-BC3, Class M1, 1 Month LIBOR + 1.425%	3.489%(c)	04/25/33		363	$ 362,636
Series 2003-BC9, Class 2A, 1 Month LIBOR + 0.950%	3.014(c)	08/25/33		1,890	1,844,666
Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	3.064(c)	09/25/34		376	376,032
VOLT LLC,
Series 2017-NP10, Class A1, 144A	3.000	10/25/47		1,280	1,265,568
Series 2017-NPL07, Class A1, 144A	3.250	06/25/47		235	233,578
					28,449,197
Student Loans 0.6%
Laurel Road Prime Student Loan Trust, Series 2018-A, Class A, 144A	3.792(cc)	02/25/43		3,430	4,891,866
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	2.505(c)	07/25/25		6,600	6,072,180
					10,964,046
Total Asset-Backed Securities (cost $318,368,217)					318,551,190
Bank Loans 0.0%
Consumer Services
OBOL France 3 SAS (France), Facility B, 1 - 6 Month EURIBOR + 3.500%	3.500(c)	04/11/23	EUR	232	270,589
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.930(c)	03/03/24	GBP	388	499,222
Total Bank Loans (cost $788,139)					769,811
Commercial Mortgage-Backed Securities 7.5%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A,	3.100(cc)	05/15/35		1,000	910,941
Series 2018-20TS, Class H, 144A,	3.100(cc)	05/15/35		1,000	887,650
BANK,
Series 2017-BNK5, Class A3,	3.020	06/15/60		3,600	3,451,330
Series 2017-BNK6, Class A3,	3.125	07/15/60		4,400	4,258,816
Series 2017-BNK7, Class A4,	3.175	09/15/60		5,000	4,773,220

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BANK, (cont’d.)
Series 2017-BNK9, Class A3,	3.279%	11/15/54	3,000	$ 2,876,802
Benchmark Mortgage Trust,
Series 2018-B2, Class A3,	3.544	02/15/51	5,000	4,956,940
Series 2018-B3, Class A3,	3.746	04/10/51	7,200	7,203,586
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class XB, IO,	0.419(cc)	05/10/47	27,500	675,513
Series 2016-GC37, Class XB, IO,	0.689(cc)	04/10/49	33,868	1,617,935
Series 2016-P4, Class XB, IO,	1.348(cc)	07/10/49	9,100	830,242
Series 2017-P8, Class A2,	3.109	09/15/50	2,000	1,945,833
Series 2018-B02, Class A3,	3.744	03/10/51	7,500	7,450,056
COMM Mortgage Trust,
Series 2012-CR1, Class XA, IO,	1.872(cc)	05/15/45	3,566	206,819
Series 2014-CR19, Class A3,	3.530	08/10/47	1,000	999,089
Series 2014-UBS4, Class XB, IO, 144A,	0.204(cc)	08/10/47	50,000	623,925
Series 2015-CR24, Class A4,	3.432	08/10/48	4,100	4,047,757

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	2,250	2,301,599
DBJPM Mortgage Trust,
Series 2016-C3, Class A3,	2.362	09/10/49	1,500	1,417,072
Series 2017-C6, Class A3,	3.269	06/10/50	4,400	4,320,000

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	3,000	2,700,340
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	500	483,737
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO,	0.949(cc)	01/25/20	18,690	213,432
Series K007, Class X1, IO,	1.036(cc)	04/25/20	25,088	351,024
Series K008, Class X1, IO,	1.523(cc)	06/25/20	11,449	259,196
Series K019, Class X1, IO,	1.636(cc)	03/25/22	9,457	462,432
Series K020, Class X1, IO,	1.416(cc)	05/25/22	10,900	476,443
Series K025, Class X1, IO,	0.860(cc)	10/25/22	19,331	585,802
Series K037, Class X1, IO,	1.000(cc)	01/25/24	10,826	476,338
Series K043, Class X1, IO,	0.544(cc)	12/25/24	12,342	365,746
Series K049, Class X1, IO,	0.608(cc)	07/25/25	41,547	1,465,031
Series K052, Class X1, IO,	0.670(cc)	11/25/25	12,495	491,195
Series K053, Class X1, IO,	0.891(cc)	12/25/25	45,997	2,538,193
Series K054, Class X1, IO,	1.178(cc)	01/25/26	31,243	2,253,203
Series K058, Class X1, IO,	0.930(cc)	08/25/26	41,767	2,598,014
Series K717, Class X1, IO,	0.495(cc)	09/25/21	11,146	142,704
Series Q001, Class XA, IO,	2.283(cc)	02/25/32	6,664	983,764
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO,	0.431(cc)	04/10/47	30,000	723,534
Series 2014-GC22, Class XB, IO,	0.299(cc)	06/10/47	35,000	679,035

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust, (cont’d.)
Series 2014-GC24, Class XB, IO,	0.021%(cc)	09/10/47	83,262	$ 87,433
Series 2014-GC26, Class XB, IO,	0.294(cc)	11/10/47	56,483	1,122,345
Series 2018-GS9, Class A3,	3.727	03/10/51	7,000	6,945,043

JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A3	3.515	03/15/49	1,500	1,476,766
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP5, Class A3,	3.342	03/15/50	1,600	1,568,350
Series 2017-JP6, Class A3,	3.109	07/15/50	4,600	4,487,233
Series 2017-JP7, Class A3,	3.379	09/15/50	5,100	5,014,932
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA, IO,	0.798(cc)	05/15/48	26,576	1,121,845
Series 2016-C31, Class A3,	2.731	11/15/49	2,211	2,113,690
Morgan Stanley Capital I Trust,
Series 2016-UBS9, Class A2,	2.982	03/15/49	1,200	1,177,621
Series 2017-H1, Class A3,	3.153	06/15/50	4,500	4,383,305
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3,	3.301	10/15/50	6,500	6,251,552
Series 2017-C06, Class A3,	3.581	12/15/50	5,000	4,930,367
Series 2017-C07, Class A3,	3.418	12/15/50	4,400	4,254,436

UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, IO, 144A	1.334(cc)	05/10/63	4,541	191,485
Wells Fargo Commercial Mortgage Trust,
Series 2016-C35, Class XB, IO,	0.938(cc)	07/15/48	24,000	1,576,322
Series 2016-LC24, Class XB, IO,	1.012(cc)	10/15/49	20,910	1,474,508
Series 2017-C40, Class A3,	3.317	10/15/50	2,600	2,499,932
Series 2018-C43, Class A3,	3.746	03/15/51	8,350	8,265,827

Total Commercial Mortgage-Backed Securities (cost $136,264,549)				132,947,280
Corporate Bonds 21.4%
Canada 0.9%
Barrick Gold Corp., Sr. Unsec’d. Notes	5.250	04/01/42	35	36,278
Barrick North America Finance LLC, Gtd. Notes	5.700	05/30/41	45	49,122
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.950	10/15/39	50	55,599
Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500	12/01/24	3,000	3,191,250
Canadian Natural Resources Ltd., Sr. Unsec’d. Notes	3.850	06/01/27	3,000	2,926,246

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Canada (cont’d.)
Cenovus Energy, Inc., Sr. Unsec’d. Notes(a)	4.250%	04/15/27		3,500	$ 3,396,211
Hydro-Quebec,
Local Gov’t. Gtd. Notes	8.400	01/15/22		72	82,884
Local Gov’t. Gtd. Notes	8.625	06/15/29		600	847,495
Local Gov’t. Gtd. Notes	9.400	02/01/21		730	834,211

Methanex Corp., Sr. Unsec’d. Notes	4.250	12/01/24		1,500	1,464,619
Nutrien Ltd.,
Sr. Unsec’d. Notes	3.375	03/15/25		1,450	1,362,468
Sr. Unsec’d. Notes	6.125	01/15/41		25	28,255
Ontario Teachers’ Finance Trust,
Local Gov’t. Gtd. Notes, 144A	2.125	09/19/22		1,250	1,197,848
Local Gov’t. Gtd. Notes, 144A	2.750	04/16/21		500	495,577
					15,968,063
China 0.4%
China Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	06/01/21	EUR	1,000	1,170,631
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	4,500	5,262,161
Sinopec Group Overseas Development 2015 Ltd., Gtd. Notes, 144A	2.500	04/28/20		500	492,143
					6,924,935
Dominican Republic 0.1%
Mestenio Ltd. for Dominican Republic, Pass-Through Certificates	8.500	01/02/20		1,125	1,163,812
France 1.0%
Agence Francaise de Developpement, Sr. Unsec’d. Notes	1.625	01/21/20		2,000	1,963,598
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	3.375	01/09/25		4,800	4,556,776
Sr. Unsec’d. Notes, EMTN	6.420	09/11/23	MXN	250	11,550

Credit Agricole Assurances SA, Sub. Notes	4.250	01/29/49	EUR	2,000	2,505,667
Dexia Credit Local SA,
Gov’t. Liquid Gtd. Notes	2.250	02/18/20		250	247,240
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21		1,500	1,442,088
Gov’t. Liquid Gtd. Notes, 144A	2.500	01/25/21		1,250	1,231,445

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
France (cont’d.)
Dexia Credit Local SA, (cont’d.)
Gov’t. Liquid Gtd. Notes, EMTN	0.875%	09/07/21	GBP	200	$ 258,319
Gov’t. Liquid Gtd. Notes, EMTN	2.000	01/22/21	EUR	1,000	1,232,111

Horizon Parent Holdings Sarl, Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	300	365,467
SNCF Mobilites, Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	1,000	1,660,251
SNCF Reseau EPIC,
Sr. Unsec’d. Notes	4.700	06/01/35	CAD	1,500	1,345,716
Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	1,000	1,700,303
					18,520,531
Germany 0.6%
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800	09/27/27	AUD	900	682,851
Deutsche Bank AG,
Sr. Unsec’d. Notes	3.150	01/22/21		2,760	2,694,345
Sr. Unsec’d. Notes	3.950	02/27/23		3,040	2,941,439
IHO Verwaltungs GmbH,
Sr. Sec’d. Notes, 144A, Cash coupon 3.250% or PIK 4.000%	3.250	09/15/23	EUR	480	571,952
Sr. Sec’d. Notes, 144A, Cash coupon 3.750% or PIK 4.500%	3.750	09/15/26	EUR	465	554,583

Kreditanstalt fuer Wiederaufbau, Gov’t. Gtd. Notes	4.700	06/02/37	CAD	179	166,643
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A	3.500	09/30/24	EUR	1,000	1,141,760
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Sr. Sec’d. Notes	4.000	01/15/25	EUR	350	428,772
Volkswagen International Finance NV, Gtd. Notes	3.750	12/31/49	EUR	1,000	1,232,244
					10,414,589
Hungary 0.0%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.250	10/21/20		400	421,012

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Indonesia 0.0%
Pertamina Persero PT, Sr. Unsec’d. Notes, 144A, MTN	4.300%	05/20/23		500	$ 498,654
Israel 0.3%
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		3,100	3,026,977
Sr. Sec’d. Notes, EMTN	3.700	05/23/30	JPY	100,000	1,032,956
Sr. Sec’d. Notes, MTN	7.750	12/15/27		1,000	1,206,730
					5,266,663
Italy 0.7%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500	10/27/47	EUR	2,075	2,635,603
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, 144A	3.125	07/14/22		2,500	2,329,888
Sr. Unsec’d. Notes, 144A	3.375	01/12/23		310	288,248

Moby SpA, Sr. Sec’d. Notes, 144A	7.750	02/15/23	EUR	450	420,964
Nexi Capital SpA, Sec’d. Notes, 144A	4.125	11/01/23	EUR	2,705	3,162,760
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN	5.875	05/19/23	GBP	500	721,992
Wind Tre SpA,
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	640	710,026
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	1,320	1,442,402
					11,711,883
Japan 0.3%
Development Bank of Japan, Inc., Sr. Unsec’d. Notes, GMTN	0.375	10/21/19	EUR	700	822,324
East Japan Railway Co., Sr. Unsec’d. Notes, EMTN	5.250	04/22/33	GBP	1,500	2,641,276
Mizuho Financial Group, Inc., Sr. Unsec’d. Notes	3.549	03/05/23		2,100	2,077,610
					5,541,210
Kazakhstan 0.1%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638	06/20/22	CHF	1,500	1,585,426

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Mexico 1.4%
Petroleos Mexicanos,
Gtd. Notes	3.625%	11/24/25	EUR	7,620	$ 8,865,853
Gtd. Notes	5.500	02/24/25	EUR	1,790	2,349,535
Gtd. Notes, 144A	5.350	02/12/28		1,250	1,167,875
Gtd. Notes, EMTN	1.875	04/21/22	EUR	1,000	1,159,405
Gtd. Notes, EMTN	2.500	08/21/21	EUR	600	722,655
Gtd. Notes, EMTN	3.750	02/21/24	EUR	2,600	3,138,971
Gtd. Notes, EMTN	3.750	11/16/25	GBP	2,500	3,116,895
Gtd. Notes, EMTN	3.750	04/16/26	EUR	700	816,343
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	2,079,095
Gtd. Notes, EMTN	8.250	06/02/22	GBP	928	1,437,260
					24,853,887
Netherlands 0.7%
ABN AMRO Bank NV, Sub. Notes, 144A	4.750	07/28/25		500	503,051
Bank Nederlandse Gemeenten NV,
Sr. Unsec’d. Notes	5.150	03/07/25	CAD	1,000	861,006
Sr. Unsec’d. Notes, EMTN	0.500	03/03/21	NZD	3,000	1,918,919
Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	NZD	2,200	1,404,363
Sr. Unsec’d. Notes, EMTN	0.500	05/12/21	ZAR	10,000	605,172
Sr. Unsec’d. Notes, EMTN	0.500	06/22/21	ZAR	6,000	366,507
Sr. Unsec’d. Notes, EMTN	0.500	06/07/22	ZAR	10,000	553,590
Sr. Unsec’d. Notes, EMTN	0.500	08/15/22	ZAR	30,000	1,628,061
Sr. Unsec’d. Notes, EMTN	7.000	12/09/21	AUD	2,000	1,676,491
Sr. Unsec’d. Notes, MTN	3.184(s)	04/05/28	CAD	700	383,925
Sr. Unsec’d. Notes, MTN	5.500	05/23/22	AUD	338	277,036

ING Bank NV, Sub. Notes, 144A	5.800	09/25/23		500	533,129
Ziggo Bond Finance BV, Sr. Unsec’d. Notes	4.625	01/15/25	EUR	750	871,527
					11,582,777
Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	2.933(s)	06/02/25		1,000	870,000
Portugal 0.1%
Infraestruturas de Portugal SA, Sr. Unsec’d. Notes	4.250	12/13/21	EUR	1,000	1,302,668

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Russia 0.6%
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.250%	07/19/22	CHF	1,000	$ 1,028,127
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	3,800	5,082,428
Sr. Unsec’d. Notes, EMTN	2.850	10/25/19	CHF	2,000	2,076,695
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	1,200	1,670,247
					9,857,497
Singapore 0.0%
Temasek Financial I Ltd., Gtd. Notes, GMTN	3.265	02/19/20	SGD	500	373,645
South Africa 0.0%
Sappi Papier Holding GmbH, Gtd. Notes	3.375	04/01/22	EUR	600	713,604
South Korea 0.1%
Korea Development Bank (The), Sr. Unsec’d. Notes, EMTN	4.500	11/10/20	CNH	16,000	2,340,208
Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, EMTN	3.350	03/13/28	HKD	2,000	248,265
					2,588,473
Spain 0.3%
Adif-Alta Velocidad,
Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	1,900	2,340,696
Sr. Unsec’d. Notes, EMTN	3.500	05/27/24	EUR	400	537,250

Banco Santander SA, Sr. Unsec’d. Notes(a)	4.250	04/11/27		2,200	2,136,711
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	505	604,426
					5,619,083
Supranational Bank 2.1%
African Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	09/29/20	AUD	445	314,077
Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	3,100	1,970,700
Sr. Unsec’d. Notes, EMTN	0.500	03/13/23	MXN	20,000	747,998
Corp. Andina de Fomento,
Sr. Unsec’d. Notes	2.750	01/06/23		1,350	1,301,467
Sr. Unsec’d. Notes	4.375	06/15/22		3,300	3,395,205

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Supranational Bank (cont’d.)
Corp. Andina de Fomento, (cont’d.)
Sr. Unsec’d. Notes, MTN	4.000%	03/31/21	AUD	1,636	$ 1,242,571
EUROFIMA,
Sr. Unsec’d. Notes, EMTN	5.150	12/13/19	CAD	540	430,485
Sr. Unsec’d. Notes, MTN	6.250	12/28/18	AUD	1,300	981,479
European Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, GMTN	0.500	09/01/23	AUD	400	261,715
Sr. Unsec’d. Notes, GMTN	0.500	11/21/23	AUD	1,200	779,951
Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	60,560,000	4,019,135
European Investment Bank,
Sr. Unsec’d. Notes, 144A, MTN	4.600	01/30/37	CAD	1,500	1,370,784
Sr. Unsec’d. Notes, EMTN	0.500	06/21/23	AUD	2,500	1,644,732
Sr. Unsec’d. Notes, EMTN	0.500	07/21/23	AUD	800	525,313
Sr. Unsec’d. Notes, EMTN	0.500	08/10/23	AUD	1,210	793,967
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	6,930	4,517,920
Sr. Unsec’d. Notes, EMTN	1.250	05/12/25	SEK	16,500	1,922,710
Sr. Unsec’d. Notes, EMTN	3.250	05/24/23	NOK	10,000	1,303,976
Sr. Unsec’d. Notes, EMTN	4.600	01/30/37	CAD	550	502,177
Sr. Unsec’d. Notes, EMTN	4.750	01/19/21	MXN	10,000	494,448
Inter-American Development Bank,
Sr. Unsec’d. Notes, EMTN	0.500	05/23/23	CAD	744	517,287
Unsec’d. Notes, EMTN	0.500	10/30/20	ZAR	2,250	143,365
Unsec’d. Notes, EMTN	0.500	11/30/20	ZAR	1,840	115,758
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN	0.500	03/07/22	AUD	1,145	780,191
Sr. Unsec’d. Notes, MTN	0.500	03/28/22	AUD	200	136,095
Sr. Unsec’d. Notes, MTN	0.500	07/29/22	AUD	350	235,869
Sr. Unsec’d. Notes, MTN	7.775(s)	09/19/22	MXN	12,500	485,547
International Finance Corp.,
Notes, EMTN	0.500	09/13/19	AUD	2,000	1,445,341
Sr. Unsec’d. Notes	4.250	07/13/20	PEN	6,000	1,890,687
Sr. Unsec’d. Notes, GMTN	6.000	07/25/22	MXN	20,000	1,000,743

Nordic Investment Bank, Sr. Unsec’d. Notes, MTN	3.875	09/02/25	NZD	2,000	1,411,189
North American Development Bank, Sr. Unsec’d. Notes	2.400	10/26/22		750	723,682
					37,406,564
Sweden 0.1%
Swedish Export Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.760	05/28/19	AUD	787	589,881

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Sweden (cont’d.)
Swedish Export Credit Corp., (cont’d.)
Sr. Unsec’d. Notes, EMTN	4.200%	12/16/20	AUD	700	$ 530,714
Sr. Unsec’d. Notes, EMTN	4.910	04/23/19	NZD	985	678,028
					1,798,623
Switzerland 0.6%
Credit Suisse Group AG,
Sr. Unsec’d. Notes, 144A	4.207	06/12/24		2,850	2,852,365
Sr. Unsec’d. Notes, 144A	4.282	01/09/28		2,975	2,944,365

Credit Suisse Group Funding Guernsey Ltd., Gtd. Notes, EMTN	1.000	04/14/23	CHF	1,000	1,028,329
UBS Group Funding Switzerland AG,
Gtd. Notes, 144A	2.859	08/15/23		990	951,311
Gtd. Notes, 144A	3.491	05/23/23		1,100	1,082,962
Gtd. Notes, 144A	4.125	09/24/25		1,700	1,698,011
Gtd. Notes, 144A	4.125	04/15/26		800	798,069
					11,355,412
Tunisia 0.0%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	4.200	03/17/31	JPY	100,000	708,973
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, 144A	4.375	04/23/25		1,070	1,076,474
United Kingdom 1.6%
Arrow Global Finance PLC, Sr. Sec’d. Notes, 144A	5.125	09/15/24	GBP	230	277,924
B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125	02/01/22	GBP	400	532,138
Bank of England Euro Note, Sr. Unsec’d. Notes, 144A, MTN	2.500	03/05/21		4,000	3,957,709
Barclays PLC,
Sr. Unsec’d. Notes	3.650	03/16/25		800	756,105
Sr. Unsec’d. Notes, MTN	4.972	05/16/29		2,860	2,870,045
Sub. Notes(a)	5.200	05/12/26		6,440	6,362,237
CPUK Finance Ltd.,
Sec’d. Notes, 144A	4.250	02/28/47	GBP	185	242,018
Sec’d. Notes, 144A	4.875	02/28/47	GBP	110	143,774

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
HSBC Holdings PLC,
Sr. Unsec’d. Notes	5.100%	04/05/21		85	$ 88,521
Sub. Notes	4.250	08/18/25		1,255	1,236,714
Lloyds Banking Group PLC,
Sr. Unsec’d. Notes	2.907	11/07/23		1,850	1,762,292
Sub. Notes	4.582	12/10/25		2,250	2,224,525

Reynolds American, Inc., Gtd. Notes	8.125	06/23/19		30	31,357
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes	3.875	09/12/23		1,000	979,683
Sr. Unsec’d. Notes, EMTN	2.000	03/08/23	EUR	700	844,336
Sr. Unsec’d. Notes, EMTN	2.500	03/22/23	EUR	1,500	1,850,135

Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	3.571	01/10/23		3,065	3,002,463
Tesco Corporate Treasury Services PLC, Gtd. Notes, EMTN	2.500	07/01/24	EUR	750	927,451
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.500	01/15/25	GBP	495	662,540
					28,751,967
United States 9.2%
21st Century Fox America, Inc.,
Gtd. Notes	6.150	03/01/37		415	512,638
Gtd. Notes	6.900	08/15/39		60	79,899

Actuant Corp., Gtd. Notes	5.625	06/15/22		400	406,500
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500	08/15/24	EUR	1,234	1,372,698
Allergan Funding SCS, Gtd. Notes(a)	3.800	03/15/25		2,000	1,962,303
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	2,100	2,453,570
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26		600	545,489
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450	09/15/36		35	41,003
Anthem, Inc., Sr. Unsec’d. Notes	4.101	03/01/28		1,005	989,759
AT&T, Inc., Sr. Unsec’d. Notes	5.250	03/01/37		70	70,078

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	300	$ 396,303
Bank of America Corp.,
Sr. Unsec’d. Notes	3.419	12/20/28		2,789	2,622,855
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28		1,780	1,692,877

Baxalta, Inc., Gtd. Notes	4.000	06/23/25		1,000	980,535
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		2,500	2,655,125
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24		2,000	1,924,667
Calpine Corp., Sr. Unsec’d. Notes(a)	5.750	01/15/25		4,000	3,680,000
Catalent Pharma Solutions, Inc.,
Gtd. Notes	4.750	12/15/24	EUR	400	491,453
Gtd. Notes, 144A	4.750	12/15/24	EUR	350	430,021
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		1,000	982,500
Sr. Unsec’d. Notes, 144A	5.875	04/01/24		380	386,650
Sr. Unsec’d. Notes, 144A	5.875	05/01/27		675	669,094

Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		3,345	3,132,948
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		700	699,468
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		800	798,000
Sr. Unsec’d. Notes, 144A	7.500	04/01/28		2,275	2,345,070
CF Industries, Inc.,
Gtd. Notes(a)	3.450	06/01/23		600	574,500
Sr. Sec’d. Notes, 144A	4.500	12/01/26		6,451	6,408,436
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22		871	426,790
Sec’d. Notes, 144A(a)	8.125	06/30/24		696	572,460
Sr. Sec’d. Notes(a)	5.125	08/01/21		75	70,781

Cinemark USA, Inc., Gtd. Notes	4.875	06/01/23		1,000	985,300
Citigroup, Inc.,
Jr. Sub. Notes, Series P	5.950	12/31/49		700	707,000
Sr. Unsec’d. Notes	2.750	04/25/22		600	581,443
Sub. Notes	4.400	06/10/25		3,000	2,989,177

CNX Resources Corp., Gtd. Notes	8.000	04/01/23		380	400,900

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Comcast Corp., Gtd. Notes	3.150%	02/15/28		2,000	$ 1,867,205
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22		54	54,958
CVS Health Corp., Sr. Unsec’d. Notes(a)	4.300	03/25/28		1,630	1,625,153
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		140	151,955
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20		8	7,908
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20		108	109,352
Discovery Communications LLC,
Gtd. Notes	2.500	09/20/24	GBP	1,200	1,539,751
Gtd. Notes(a)	3.450	03/15/25		2,500	2,383,429
Gtd. Notes(a)	3.950	03/20/28		1,415	1,356,227

DISH DBS Corp., Gtd. Notes(a)	7.750	07/01/26		3,000	2,621,250
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400	05/15/39		152	232,395
DPL, Inc., Sr. Unsec’d. Notes	6.750	10/01/19		346	356,380
DXC Technology Co., Sr. Unsec’d. Notes	2.875	03/27/20		1,000	990,513
Enterprise Products Operating LLC, Gtd. Notes(a)	3.950	02/15/27		3,000	2,994,835
ERAC USA Finance LLC, Gtd. Notes, 144A	7.000	10/15/37		190	235,977
Express Scripts Holding Co., Gtd. Notes	3.050	11/30/22		3,000	2,906,273
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625	06/15/20		750	727,500
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100	07/15/24	EUR	2,300	2,662,683
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		1,130	1,182,262
Ford Motor Co., Sr. Unsec’d. Notes	7.450	07/16/31		1,255	1,456,365
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	3.815	11/02/27		2,300	2,113,769

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	4.134%	08/04/25		250	$ 241,695

General Electric Co., Sr. Unsec’d. Notes	2.125	05/17/37	EUR	1,600	1,742,170
General Motors Financial Co., Inc.,
Gtd. Notes	3.200	07/06/21		370	364,768
Gtd. Notes	3.850	01/05/28		3,100	2,886,100
Gtd. Notes	3.950	04/13/24		250	244,803
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	12/31/49		700	714,000
Jr. Sub. Notes, Series L	5.700	12/29/49		2,120	2,146,500
Sr. Unsec’d. Notes	3.500	01/23/25		1,500	1,452,247

Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		140	145,467
Griffon Corp., Gtd. Notes	5.250	03/01/22		600	582,750
HCA, Inc., Sr. Sec’d. Notes	6.500	02/15/20		750	780,600
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250	05/15/19		125	128,161
International Paper Co., Sr. Unsec’d. Notes	7.300	11/15/39		75	95,645
IQVIA, Inc., Gtd. Notes, 144A	3.500	10/15/24	EUR	920	1,100,652
Jabil, Inc., Sr. Unsec’d. Notes(a)	4.700	09/15/22		655	668,624
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25		545	510,262
Gtd. Notes, 144A	7.250	06/01/21		190	191,188
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.809(c)	12/29/49		450	451,980
Jr. Sub. Notes, Series V	5.000	12/31/49		1,000	1,009,500
Jr. Sub. Notes, Series X	6.100	12/31/49		1,980	2,039,063
Jr. Sub. Notes, Series Z	5.300	12/31/49		1,410	1,434,675
Sr. Unsec’d. Notes	3.509	01/23/29		3,200	3,039,887

KB Home, Gtd. Notes(a)	7.500	09/15/22		1,000	1,065,000
Kinder Morgan Energy Partners LP, Gtd. Notes	4.150	02/01/24		2,000	2,009,740
Kraft Heinz Foods Co., Gtd. Notes(a)	3.000	06/01/26		2,000	1,832,972

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

L Brands, Inc., Gtd. Notes(a)	5.250%	02/01/28		3,130	$ 2,754,400
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875	05/02/18		100	3,140
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30		500	533,780
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	6.500	03/15/35		90	106,801
Sr. Unsec’d. Notes	2.750	05/04/26	EUR	1,000	1,245,042

LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875	04/01/24	EUR	450	553,410
LYB International Finance II BV, Gtd. Notes(a)	3.500	03/02/27		5,900	5,590,953
MGM Resorts International, Gtd. Notes	6.625	12/15/21		500	532,835
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25		315	325,631
Morgan Stanley,
Jr. Sub. Notes, Series H, MTN	5.450	07/29/49		1,415	1,436,225
Sr. Unsec’d. Notes, GMTN	1.375	10/27/26	EUR	2,200	2,518,182
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28		515	498,429
Sr. Unsec’d. Notes	4.125	03/01/27		2,000	1,961,309

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	1,700	2,044,395
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	1,300	1,494,305
Newell Brands, Inc., Sr. Unsec’d. Notes(a)	4.200	04/01/26		1,300	1,253,921
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.942	11/01/47		232	220,342
Sr. Unsec’d. Notes	4.050	08/15/52		165	156,496

NRG Energy, Inc., Gtd. Notes	6.625	01/15/27		1,850	1,905,500
ONEOK Partners LP, Gtd. Notes	4.900	03/15/25		2,000	2,088,959
Owens Corning, Sr. Unsec’d. Notes	4.200	12/15/22		270	269,945
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500	06/15/25		2,788	2,639,636
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25		675	529,875

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Phillips 66 Partners LP, Sr. Unsec’d. Notes(a)	3.605%	02/15/25		2,000	$ 1,929,753
Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21		840	832,992
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	575	665,626
Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	840	1,077,986

Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		2,000	1,870,000
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A(a)	4.000	12/21/25		2,000	2,001,818
Scientific Games International, Inc., Gtd. Notes	10.000	12/01/22		750	800,625
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		600	578,144
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26		2,200	2,033,019
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	675	782,736
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		2,800	3,013,500
Sprint Corp., Gtd. Notes	7.625	02/15/25		300	313,689
Tenet Healthcare Corp., Sr. Unsec’d. Notes(a)	8.125	04/01/22		2,250	2,396,250
Textron, Inc., Sr. Unsec’d. Notes	7.250	10/01/19		200	208,674
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.875	07/24/37	EUR	950	1,151,781
Time Warner Cable LLC, Sr. Sec’d. Notes	8.750	02/14/19		300	309,170
Tote Shipholdings, Inc., U.S. Gov’t. Gtd. Notes	3.400	10/16/40		113	109,748
United Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.636	01/02/24		71	74,387
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28		1,715	1,601,947
Gtd. Notes	5.500	05/15/27		500	495,450
Vistra Energy Corp.,
Gtd. Notes	7.375	11/01/22		350	365,313

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Energy Corp., (cont’d.)
Gtd. Notes, 144A(a)	8.125%	01/30/26		2,250	$ 2,472,862

Wand Merger Corp., Sr. Unsec’d. Notes, 144A	8.125	07/15/23		1,540	1,601,754
Warner Media LLC, Gtd. Notes	3.800	02/15/27		85	81,276
WestRock MWV LLC, Sr. Unsec’d. Notes	7.375	09/01/19		450	469,848
WestRock RKT Co., Gtd. Notes	4.450	03/01/19		175	176,621
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22		800	815,000
Williams Partners LP,
Sr. Unsec’d. Notes	3.750	06/15/27		2,000	1,927,653
Sr. Unsec’d. Notes	4.000	09/15/25		1,500	1,485,476

WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	200	241,891
Xerox Corp., Sr. Unsec’d. Notes	3.625	03/15/23		460	439,034
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22		530	544,575
					164,024,988
Total Corporate Bonds (cost $389,110,726)					380,901,413
Municipal Bonds 0.0%
Puerto Rico
Commonwealth of Puerto Rico, GO	3.483(cc)	07/01/20		300	300,195
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Series A, CABs	4.710(t)	08/01/41		1,265	433,642
Total Municipal Bonds (cost $642,318)					733,837
Residential Mortgage-Backed Securities 3.1%
Alba PLC (United Kingdom), Series 2007-1, Class B, 3 Month GBP LIBOR + 0.240%	0.871(c)	03/17/39	GBP	1,644	2,014,108

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.242%(c)	07/27/57		2,209	$ 2,136,477
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	4.004(c)	09/26/45		395	404,985
Bellemeade Re Ltd. (Bermuda),
Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%,	3.764(c)	10/25/27		576	578,656
Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%,	3.664(c)	04/25/28		1,459	1,463,630
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%,	4.092(c)	12/25/57		2,370	2,399,226
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%,	4.092(c)	01/25/57		2,253	2,297,058
Series 2017-8, Class A1, 144A,	3.000(cc)	12/25/65		2,793	2,749,326

Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.514(c)	01/25/29		277	278,972
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%,	5.364(c)	10/25/27		1,000	1,117,392
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%,	4.314(c)	11/25/28		566	578,996

IndyMac INDX Mortgage Loan Trust, Series 2004-AR15, Class 3A1	3.847(cc)	02/25/35		1,486	1,459,320
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%,	4.092(c)	05/01/22		1,678	1,678,497
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%,	3.742(c)	11/01/22		882	886,552
Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%,	3.642(c)	12/01/22		319	317,268
LSTAR Securities Investment Trust,
Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%,	3.842(c)	09/01/22		835	837,977
Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%,	3.592(c)	04/01/23		8,329	8,334,876
Newgate Funding PLC (United Kingdom),
Series 2006-2, Class M, 3 Month GBP LIBOR + 0.220%,	0.900(c)	12/01/50	GBP	1,739	2,151,951

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Newgate Funding PLC (United Kingdom), (cont’d.)
Series 2007-2X, Class A3, 3 Month GBP LIBOR + 0.160%,	0.791%(c)	12/15/50	GBP	2,700	$ 3,246,560

Oaktown Re Ltd. (Bermuda), Series 2018-1A, Class M1, 144A, 1 Month LIBOR + 1.550%	3.614(c)	07/25/28		900	900,000
Paragon Mortgages PLC (United Kingdom),
Series 11X, Class BB, 3 Month EURIBOR + 0.480%,	0.159(c)	10/15/41	EUR	3,575	4,007,961
Series 12X, Class B1B, 3 Month EURIBOR + 0.480%,	0.153(c)	11/15/38	EUR	1,359	1,520,922
Series 13X, Class B1B, 3 Month EURIBOR + 0.380%,	0.059(c)	01/15/39	EUR	1,400	1,545,127

PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	4.914(c)	02/25/23		1,020	1,031,884
Radnor RE Ltd. (Bermuda), Series 2018-1, Class M1, 144A, 1 Month LIBOR + 1.400%	3.464(c)	03/25/28		1,500	1,501,306
Ripon Mortgages PLC (United Kingdom), Series 1A, Class B1, 144A, 3 Month GBP LIBOR + 1.200%	1.823(c)	08/20/56	GBP	3,900	5,091,397
RMAC Securities PLC (United Kingdom), Series 2006-NS3X, Class M1C	—(p)	06/12/44	EUR	909	996,627
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2016-V1A, Class A1, 144A, 3 Month GBP LIBOR + 1.200%,	1.823(c)	02/20/54	GBP	931	1,227,541
Series 2017-A11A, Class A2, 144A, 3 Month GBP LIBOR + 0.950%,	1.573(c)	05/20/45	GBP	2,000	2,621,056

Total Residential Mortgage-Backed Securities (cost $53,426,748)					55,375,648
Sovereign Bonds 44.6%
Argentina 1.2%
Argentine Republic Government International Bond,
Bonds	4.330	12/31/33	JPY	519,215	4,293,232
Sr. Unsec’d. Notes	2.260(cc)	12/31/38	EUR	1,000	716,223
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	3,860	3,834,586
Sr. Unsec’d. Notes	5.250	01/15/28	EUR	2,540	2,596,938
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	1,239	1,455,466
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	3,440	3,999,516
Unsec’d. Notes	5.000	01/15/27	EUR	3,000	3,078,299

Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	1,100	1,202,769
					21,177,029

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Australia 0.1%
Australia Government Bond,
Sr. Unsec’d. Notes	3.000%	03/21/47	AUD	2,400	$ 1,740,965
Sr. Unsec’d. Notes	4.250	04/21/26	AUD	600	498,413
					2,239,378
Austria 0.2%
Republic of Austria Government International Bond,
Sr. Unsec’d. Notes, 144A, EMTN	5.000	12/20/24	CAD	3,500	2,993,396
Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	1,440	1,372,970
					4,366,366
Belgium 0.4%
Kingdom of Belgium Government Bond,
Sr. Unsec’d. Notes, 144A	0.800	06/22/27	EUR	680	808,131
Sr. Unsec’d. Notes, 144A	0.800	06/22/28	EUR	1,340	1,575,684
Unsec’d. Notes	1.250	04/22/33	EUR	500	594,328
Kingdom of Belgium Government International Bond,
Notes, 144A	8.875	12/01/24		750	966,542
Sr. Unsec’d. Notes	9.375	02/21/20	GBP	2,402	3,547,285
Unsec’d. Notes, MTN	5.700	05/28/32	GBP	150	276,814
					7,768,784
Brazil 1.9%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		8,039	8,239,568
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		16,950	16,539,471
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	7,128	8,678,159
					33,457,198
Bulgaria 0.7%
Bulgaria Government International Bond,
Sr. Unsec’d. Notes(a)	2.950	09/03/24	EUR	6,765	9,065,565
Unsec’d. Notes, GMTN	2.000	03/26/22	EUR	600	750,719
Unsec’d. Notes, GMTN	2.625	03/26/27	EUR	1,000	1,293,672
Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	1,100	1,389,824
					12,499,780

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Canada 0.7%
Canada Housing Trust No. 1, Gov’t. Gtd. Notes, 144A	2.350%	06/15/23	CAD	1,500	$ 1,142,933
Canadian Government Bond,
Bonds	1.750	09/01/19	CAD	600	460,291
Bonds	4.000	06/01/41	CAD	650	640,156
City of Toronto,
Sr. Unsec’d. Notes	3.500	06/02/36	CAD	2,000	1,561,933
Unsec’d. Notes	2.400	06/07/27	CAD	1,000	725,141

City of Vancouver, Unsec’d. Notes	4.500	06/01/20	CAD	200	159,649
Municipal Finance Authority of British Columbia, Unsec’d. Notes	4.450	06/01/20	CAD	2,100	1,675,900
Province of British Columbia,
Unsec’d. Notes	3.200	06/18/44	CAD	200	157,539
Unsec’d. Notes	7.875	11/30/23	CAD	2,122	2,033,287
Province of Manitoba,
Unsec’d. Notes	2.550	06/02/26	CAD	250	186,793
Unsec’d. Notes	8.800	01/15/20		360	388,415

Province of Nova Scotia, Sr. Unsec’d. Notes	8.250	11/15/19		20	21,273
Province of Ontario, Sr. Unsec’d. Notes	2.250	05/18/22		500	482,646
Province of Quebec,
Debentures	7.125	02/09/24		1,139	1,348,808
Unsec’d. Notes, MTN	6.350	01/30/26		500	577,005
Unsec’d. Notes, MTN	7.140	02/27/26		430	519,191

Province of Saskatchewan, Unsec’d. Notes	2.750	12/02/46	CAD	800	568,963
					12,649,923
Cayman Islands 0.1%
Cayman Islands Government Bond, Sr. Unsec’d. Notes	5.950	11/24/19		2,150	2,230,625
Chile 0.0%
Chile Government International Bond,
Sr. Unsec’d. Notes	1.440	02/01/29	EUR	450	529,267
Sr. Unsec’d. Notes	1.750	01/20/26	EUR	240	296,228
					825,495

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
China 0.0%
China Government Bond, Sr. Unsec’d. Notes	3.600%	06/27/28	CNH	1,000	$ 142,664
Colombia 1.1%
Colombia Government International Bond,
Sr. Unsec’d. Notes	4.000	02/26/24		1,000	1,003,000
Sr. Unsec’d. Notes	8.375	02/15/27		2,445	2,787,300
Sr. Unsec’d. Notes	10.375	01/28/33		1,300	2,034,500
Sr. Unsec’d. Notes	11.750	02/25/20		1,715	1,931,090
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	8,398	11,185,942
					18,941,832
Costa Rica 0.1%
Costa Rica Government International Bond, Bonds	4.370	05/22/19		1,200	1,198,653
Croatia 0.7%
Croatia Government International Bond,
Sr. Unsec’d. Notes	3.000	03/20/27	EUR	4,500	5,549,042
Sr. Unsec’d. Notes	3.875	05/30/22	EUR	3,000	3,912,524
Sr. Unsec’d. Notes	5.500	04/04/23		1,000	1,063,960
Sr. Unsec’d. Notes	6.375	03/24/21		500	532,500
Sr. Unsec’d. Notes	6.625	07/14/20		1,000	1,054,940
					12,112,966
Cyprus 1.6%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	12,755	16,350,109
Sr. Unsec’d. Notes, EMTN(a)	4.250	11/04/25	EUR	4,944	6,560,030
Sr. Unsec’d. Notes, EMTN	4.750	06/25/19	EUR	500	609,404
Unsec’d. Notes, EMTN	3.875	05/06/22	EUR	4,500	5,731,951
					29,251,494
Czech Republic 0.1%
Czech Republic Government Bond, Bonds, Ser. 89	2.400	09/17/25	CZK	30,000	1,410,929

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Denmark 0.2%
Denmark Government Bond,
Bonds	0.500%	11/15/27	DKK	10,000	$ 1,582,723
Bonds	1.750	11/15/25	DKK	3,520	616,282
Bonds	3.000	11/15/21	DKK	3,000	523,232
Bonds	4.500	11/15/39	DKK	1,800	482,851
					3,205,088
Dominican Republic 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes	7.500	05/06/21		4,000	4,224,000
Egypt 0.1%
Egypt Government International Bond,
Sr. Unsec’d. Notes, 144A	4.750	04/16/26	EUR	700	801,879
Sr. Unsec’d. Notes, 144A	5.577	02/21/23		1,835	1,820,081
					2,621,960
Finland 0.0%
Finland Government International Bond, Sr. Unsec’d. Notes	6.950	02/15/26		600	728,166
France 1.8%
Caisse d’Amortissement de la Dette Sociale, Sr. Unsec’d. Notes, EMTN	4.450	10/26/18	CAD	700	541,544
French Republic Government Bond OAT,
Bonds	0.500	05/25/26	EUR	350	413,029
Bonds	1.750	11/25/24	EUR	300	385,673
Bonds	2.750	10/25/27	EUR	18,000	25,200,211
Bonds	3.500	04/25/26	EUR	4,000	5,814,383
					32,354,840
Greece 2.7%
Hellenic Republic Government Bond,
Bonds	—(p)	10/15/42	EUR	500,000	2,143,408
Bonds	3.000(cc)	02/24/23	EUR	1,145	1,342,291
Bonds	3.000(cc)	02/24/24	EUR	3,839	4,461,240
Bonds	3.000(cc)	02/24/25	EUR	2,115	2,447,683
Bonds	3.000(cc)	02/24/26	EUR	1,445	1,664,868
Bonds	3.000(cc)	02/24/27	EUR	4,924	5,557,283
Bonds	3.000(cc)	02/24/28	EUR	1,470	1,661,098

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Greece (cont’d.)
Hellenic Republic Government Bond, (cont’d.)
Bonds	3.000%(cc)	02/24/29	EUR	1,420	$ 1,588,211
Bonds	3.000(cc)	02/24/30	EUR	150	165,203
Bonds	3.000(cc)	02/24/31	EUR	3,465	3,736,481
Bonds	3.000(cc)	02/24/32	EUR	1,055	1,133,213
Bonds	3.000(cc)	02/24/33	EUR	50	52,864
Bonds	3.000(cc)	02/24/34	EUR	475	497,428
Bonds	3.000(cc)	02/24/35	EUR	2,020	2,103,802
Bonds	3.000(cc)	02/24/36	EUR	480	497,445
Bonds	3.000(cc)	02/24/37	EUR	200	206,147
Bonds	3.000(cc)	02/24/38	EUR	270	277,651
Bonds	3.000(cc)	02/24/39	EUR	774	796,700
Bonds	3.000(cc)	02/24/40	EUR	460	466,935
Bonds	3.000(cc)	02/24/41	EUR	465	473,725
Bonds	3.000(cc)	02/24/42	EUR	160	162,707
Bonds	3.900	01/30/33	EUR	2,080	2,266,968
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	5,345	6,207,245
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	6,000	7,174,490
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	600	788,144
					47,873,230
Guernsey 0.1%
States of Guernsey Bond, Sr. Unsec’d. Notes	3.375	12/12/46	GBP	1,280	1,910,760
Hong Kong 0.1%
Hong Kong SAR Government Bond, Unsec’d. Notes	5.125	07/23/19	HKD	5,000	657,338
Hong Kong Sukuk 2017 Ltd., Sr. Unsec’d. Notes(a)	3.132	02/28/27		1,500	1,430,224
					2,087,562
Hungary 1.2%
Hungary Government Bond,
Bonds	3.000	10/27/27	HUF	300,000	1,073,652
Bonds	5.500	12/20/18	HUF	100,000	371,968
Hungary Government International Bond,
Sr. Unsec’d. Notes	4.000	03/25/19		332	334,227
Sr. Unsec’d. Notes	5.375	02/21/23		4,850	5,165,250
Sr. Unsec’d. Notes	5.750	11/22/23		3,050	3,320,688

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Hungary (cont’d.)
Hungary Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.250%	01/29/20		6,200	$ 6,486,787
Sr. Unsec’d. Notes	6.375	03/29/21		4,530	4,858,425
					21,610,997
Iceland 0.4%
Iceland Government International Bond,
Sr. Unsec’d. Notes	5.875	05/11/22		1,000	1,097,485
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	500	591,272
Sr. Unsec’d. Notes, EMTN	2.500	07/15/20	EUR	5,006	6,148,287
					7,837,044
Indonesia 1.6%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	1,600	1,851,475
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	5,005	6,367,595
Sr. Unsec’d. Notes, 144A, MTN	2.150	07/18/24	EUR	1,395	1,661,609
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	2,000	2,382,235
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	1,000	1,227,812
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	4,546	5,663,363
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	7,080	9,293,131
					28,447,220
Iraq 0.1%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		1,700	1,692,160
Ireland 0.2%
Ireland Government Bond,
Bonds	2.400	05/15/30	EUR	1,200	1,602,127
Bonds	5.400	03/13/25	EUR	900	1,394,040
					2,996,167
Isle of Man 0.5%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	1,000	1,807,001
Unsec’d. Notes	5.625	03/29/30	GBP	4,000	6,912,433
					8,719,434

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Israel 0.2%
Israel Government Bond-Fixed, Bonds	2.000%	03/31/27	ILS	1,000	$ 273,869
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	1,600	1,908,370
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	1,000	1,301,742
Sr. Unsec’d. Notes, EMTN	4.625	03/18/20	EUR	330	414,688
					3,898,669
Italy 4.6%
Cassa Del Trentino SpA, Local Gov’t. Gtd. Notes, EMTN	1.160	06/17/26	EUR	809	900,039
Italy Buoni Poliennali del Tesoro,
Bonds	0.650	10/15/23	EUR	2,000	2,190,884
Bonds	0.950	03/15/23	EUR	3,000	3,376,405
Bonds	1.350	04/15/22	EUR	535	621,046
Bonds	2.000	12/01/25	EUR	2,200	2,502,836
Bonds	2.050	08/01/27	EUR	5,000	5,556,199
Bonds	3.750	09/01/24	EUR	7,855	9,969,433
Bonds	6.500	11/01/27	EUR	2,695	4,114,780
Sr. Unsec’d. Notes, 144A	4.750	09/01/28	EUR	5,590	7,632,241
Unsec’d. Notes	4.500	03/01/26	EUR	8,545	11,412,039

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	991	1,069,011
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	6.875	09/27/23		2,700	2,972,597
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	1,550	1,845,290
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	4,169	5,085,479
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	5,818	7,631,473
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	250	351,172
Sr. Unsec’d. Notes, EMTN	5.250	12/07/34	GBP	1,090	1,632,328
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	7,189	11,117,530
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		590	625,510

Republic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	3.518(s)	03/27/23		775	632,290
					81,238,582

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Japan 2.2%
Japan Bank for International Cooperation,
Gov’t. Gtd. Notes	1.500%	07/21/21		2,000	$ 1,903,564
Gov’t. Gtd. Notes	1.750	05/29/19		800	793,433
Gov’t. Gtd. Notes	2.250	02/24/20		600	593,890
Japan Finance Organization for Municipalities,
Gov’t. Gtd. Notes, EMTN	5.750	08/09/19	GBP	400	548,918
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		2,200	2,146,341
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		1,000	969,865
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		1,200	1,163,838
Sr. Unsec’d. Notes, EMTN	3.060	12/21/20	AUD	2,000	1,494,469
Sr. Unsec’d. Notes, GMTN	0.875	09/22/21	EUR	2,535	3,031,189
Sr. Unsec’d. Notes, MTN	2.125	02/12/21		600	583,265
Sr. Unsec’d. Notes, MTN	2.500	09/12/18		2,000	1,999,100
Sr. Unsec’d. Notes, MTN	2.625	04/20/22		1,000	973,561
Japan Government Twenty Year Bond,
Sr. Unsec’d. Notes	0.200	06/20/36	JPY	450,000	3,841,309
Sr. Unsec’d. Notes	0.400	03/20/36	JPY	100,000	886,125
Sr. Unsec’d. Notes	0.600	12/20/36	JPY	665,000	6,066,627
Sr. Unsec’d. Notes	0.700	03/20/37	JPY	150,000	1,390,252
Sr. Unsec’d. Notes(k)	1.400	09/20/34	JPY	145,000	1,503,752
Sr. Unsec’d. Notes	1.500	06/20/34	JPY	50,000	525,229
Sr. Unsec’d. Notes	1.800	12/20/31	JPY	148,000	1,594,413

Japan International Cooperation Agency, Gov’t. Gtd. Notes	1.875	11/13/19		2,000	1,970,758
Japanese Government CPI Linked Bond, Sr. Unsec’d. Notes	0.100	03/10/27	JPY	219,235	2,069,516
Tokyo Metropolitan Government,
Sr. Unsec’d. Notes	2.000	05/17/21		2,500	2,410,683
Sr. Unsec’d. Notes	2.125	05/20/19		400	397,618
Sr. Unsec’d. Notes	2.125	05/19/20		1,000	982,228
					39,839,943
Jersey 0.0%
Jersey International Bond, Sr. Unsec’d. Notes	3.750	06/09/54	GBP	100	167,375
Kuwait 0.1%
Kuwait International Government Bond, Sr. Unsec’d. Notes, 144A	2.750	03/20/22		2,050	2,001,518

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Latvia 0.1%
Latvia Government International Bond,
Sr. Unsec’d. Notes	2.750%	01/12/20		1,000	$ 993,310
Sr. Unsec’d. Notes, MTN	2.625	01/21/21	EUR	200	250,075
					1,243,385
Lithuania 0.6%
Lithuania Government International Bond,
Sr. Unsec’d. Notes	6.125	03/09/21		4,500	4,819,500
Sr. Unsec’d. Notes	6.625	02/01/22		4,220	4,673,439
Sr. Unsec’d. Notes	7.375	02/11/20		1,090	1,161,178
					10,654,117
Macedonia 0.0%
Macedonia Government International Bond, Sr. Unsec’d. Notes, 144A	3.975	07/24/21	EUR	500	627,061
Malaysia 0.5%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Ser. 0111	4.160	07/15/21	MYR	6,500	1,622,506
Sr. Unsec’d. Notes, Ser. 0217	4.059	09/30/24	MYR	10,000	2,467,774
Sr. Unsec’d. Notes, Ser. 0314	4.048	09/30/21	MYR	14,395	3,581,476
Sr. Unsec’d. Notes, Ser. 0416	3.620	11/30/21	MYR	15	3,693
Sr. Unsec’d. Notes, Ser. 0511	3.580	09/28/18	MYR	6,000	1,476,624
					9,152,073
Mexico 1.6%
Mexico Government International Bond,
Sr. Unsec’d. Notes(a)	2.750	04/22/23	EUR	4,375	5,531,548
Sr. Unsec’d. Notes	4.000	03/15/2115	EUR	950	1,022,007
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	800	907,411
Sr. Unsec’d. Notes, EMTN	2.375	04/09/21	EUR	4,500	5,575,558
Sr. Unsec’d. Notes, EMTN	5.625	03/19/2114	GBP	200	271,040
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	9,670	11,405,371
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	400	506,794
Sr. Unsec’d. Notes, GMTN	6.750	02/06/24	GBP	1,044	1,643,668
Sr. Unsec’d. Notes, MTN	7.500	04/08/33		875	1,107,381
					27,970,778

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Montenegro 0.1%
Montenegro Government International Bond, Sr. Unsec’d. Notes, 144A	3.375%	04/21/25	EUR	750	$ 870,404
New Zealand 0.4%
Auckland Council,
Sr. Sec’d. Notes	2.900	09/16/27	AUD	1,000	708,694
Sr. Sec’d. Notes	3.500	03/09/26	AUD	2,000	1,500,840

New Zealand Government Bond, Sr. Unsec’d. Notes	4.500	04/15/27	NZD	1,500	1,171,491
New Zealand Local Government Funding Agency Bond,
Local Gov’t. Gtd. Notes	2.750	04/15/25	NZD	1,800	1,189,661
Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	500	319,382
Sr. Unsec’d. Notes	4.500	04/15/27	NZD	1,800	1,319,607
Sr. Unsec’d. Notes	6.000	05/15/21	NZD	500	373,398
					6,583,073
Norway 0.2%
City of Oslo,
Bonds	4.900	11/04/19	NOK	5,000	639,753
Sr. Unsec’d. Notes	3.600	12/06/22	NOK	1,000	130,257
Sr. Unsec’d. Notes	3.650	11/08/23	NOK	9,000	1,179,851

Kommunalbanken AS, Sr. Unsec’d. Notes, MTN	5.125	05/14/21	NZD	2,850	2,073,701
					4,023,562
Panama 0.3%
Panama Government International Bond,
Sr. Unsec’d. Notes	4.000	09/22/24		400	406,000
Sr. Unsec’d. Notes	8.125	04/28/34		638	854,920
Sr. Unsec’d. Notes	9.375	01/16/23		1,553	1,910,190
Sr. Unsec’d. Notes	9.375	04/01/29		800	1,136,000
Sr. Unsec’d. Notes	10.750	05/15/20		275	311,438
					4,618,548
Peru 1.0%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	6,551	8,398,989
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	6,800	9,529,924
					17,928,913

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Poland 0.8%
Republic of Poland Government Bond,
Bonds, Ser. 0721	1.750%	07/25/21	PLN	2,000	$ 544,614
Bonds, Ser. 0725	3.250	07/25/25	PLN	13,550	3,783,485
Bonds, Ser. 0727	2.500	07/25/27	PLN	8,000	2,077,763

Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		7,355	7,757,804
					14,163,666
Portugal 2.8%
Metropolitano de Lisboa EPE, Gov’t. Gtd. Notes	4.799	12/07/27	EUR	2,150	3,114,455
Portugal Government International Bond, Sr. Unsec’d. Notes, MTN	5.125	10/15/24		4,500	4,691,988
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	23,255	32,379,483
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	6,500	9,412,634
					49,598,560
Qatar 0.2%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A	3.875	04/23/23		1,040	1,043,848
Sr. Unsec’d. Notes, 144A	4.500	04/23/28		2,000	2,040,160
					3,084,008
Romania 0.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	1,000	1,176,945
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	4,150	4,680,506
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	1,000	1,211,733
Sr. Unsec’d. Notes, MTN	6.750	02/07/22		300	328,884
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	1,100	1,321,652
Unsec’d. Notes, MTN	2.875	05/26/28	EUR	700	841,051
					9,560,771

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Russia 0.1%
Russian Federal Bond-OFZ, Bonds	7.050%	01/19/28	RUB	60,000	$ 928,249
Russian Foreign Bond-Eurobond, Sr. Unsec’d. Notes	4.500	04/04/22		400	408,707
					1,336,956
Saudi Arabia 0.4%
KSA Sukuk Ltd., Sr. Unsec’d. Notes, MTN	2.894	04/20/22		1,000	971,300
Saudi Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21		1,200	1,154,088
Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		3,335	3,203,601
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		1,135	1,134,178
Sr. Unsec’d. Notes, MTN	2.875	03/04/23		1,300	1,248,780
					7,711,947
Senegal 0.1%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	1,395	1,592,641
Serbia 0.4%
Serbia International Bond,
Sr. Unsec’d. Notes	7.250	09/28/21		3,800	4,156,250
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		200	218,750
Unsec’d. Notes	5.875	12/03/18		2,500	2,521,520
					6,896,520
Singapore 0.1%
Singapore Government Bond,
Sr. Unsec’d. Notes	2.375	06/01/25	SGD	1,000	735,300
Sr. Unsec’d. Notes	3.000	09/01/24	SGD	500	381,790
					1,117,090
Slovakia 0.1%
Slovakia Government International Bond, Sr. Unsec’d. Notes	2.125	10/16/23	CHF	2,000	2,230,793

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Slovenia 0.5%
Slovenia Government International Bond,
Sr. Unsec’d. Notes	5.250%	02/18/24		213	$ 231,123
Sr. Unsec’d. Notes, 144A	5.250	02/18/24		7,709	8,364,912
					8,596,035
South Africa 0.5%
Republic of South Africa Government Bond,
Bonds, Ser. R186	10.500	12/21/26	ZAR	5,000	421,568
Bonds, Ser. R213	7.000	02/28/31	ZAR	1,800	115,703
Sr. Unsec’d. Notes, Ser. R208	6.750	03/31/21	ZAR	10,000	742,814
Republic of South Africa Government International Bond,
Notes, EMTN	3.800	09/07/21	JPY	100,000	952,788
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	4,415	5,531,177

ZAR Sovereign Capital Fund Pty Ltd., Sr. Unsec’d. Notes, 144A	3.903	06/24/20		1,000	998,706
					8,762,756
South Korea 0.4%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes	5.125	10/15/19	NZD	200	139,316
Sr. Unsec’d. Notes, EMTN	3.500	09/26/19	AUD	100	74,301
Sr. Unsec’d. Notes, EMTN	4.430	09/14/18	AUD	2,318	1,723,272
Sr. Unsec’d. Notes, EMTN	5.375	09/12/19	AUD	1,000	761,688
Sr. Unsec’d. Notes, MTN	2.711	12/05/19	CAD	200	153,340
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	2,000	1,367,493
Korea International Bond,
Sr. Unsec’d. Notes(a)	2.125	06/10/24	EUR	1,100	1,388,999
Sr. Unsec’d. Notes	4.250	12/07/21	EUR	1,700	2,263,092
					7,871,501
Spain 4.8%
Autonomous Community of Catalonia,
Sr. Unsec’d. Notes	6.250	12/15/18		1,000	1,001,830
Sr. Unsec’d. Notes, EMTN	4.900	09/15/21	EUR	600	758,870
Sr. Unsec’d. Notes, EMTN	5.900	05/28/30	EUR	3,000	4,184,645
Instituto de Credito Oficial,
Gov’t. Gtd. Notes, 144A	1.625	09/14/18		1,000	998,724
Gov’t. Gtd. Notes, EMTN	3.250	06/28/24	CHF	1,300	1,515,780
Gov’t. Gtd. Notes, EMTN	5.000	03/31/20	CAD	1,800	1,432,597

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Spain (cont’d.)
Instituto de Credito Oficial, (cont’d.)
Gov’t. Gtd. Notes, GMTN	0.963%	09/22/22	SEK	20,000	$ 2,286,625
Spain Government Bond,
Bonds(k)	1.400	01/31/20	EUR	1,800	2,161,377
Bonds(k)	2.750	04/30/19	EUR	1,150	1,376,168
Bonds, 144A(k)	3.800	04/30/24	EUR	1,520	2,100,608
Bonds, 144A	5.150	10/31/28	EUR	8,120	12,880,072
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	6,410	7,537,428
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	4,225	5,016,030
Sr. Unsec’d. Notes, 144A(k)	1.600	04/30/25	EUR	300	370,044
Sr. Unsec’d. Notes, 144A	1.950	07/30/30	EUR	1,300	1,575,724
Sr. Unsec’d. Notes, 144A	2.900	10/31/46	EUR	300	384,577
Sr. Unsec’d. Notes, 144A(k)	4.650	07/30/25	EUR	15,050	22,171,393
Sr. Unsec’d. Notes, 144A(k)	5.850	01/31/22	EUR	3,705	5,221,417
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	500	801,738

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	7,582	11,578,403
					85,354,050
Sweden 0.6%
Kommuninvest I Sverige AB,
Local Gov’t. Gtd. Notes, EMTN	0.625	11/13/23	SEK	15,000	1,698,575
Local Gov’t. Gtd. Notes, EMTN	1.500	05/12/25	SEK	7,000	819,235
Local Gov’t. Gtd. Notes, MTN	1.625	01/22/20	CAD	4,000	3,040,516
Local Gov’t. Gtd. Notes, MTN	4.750	08/17/22	AUD	200	159,013
Sr. Unsec’d. Notes, EMTN	4.280	05/28/19	MXN	13,200	676,624
Sweden Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	0.125	04/24/23	EUR	720	846,180
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/15/21		3,000	2,963,694
					10,203,837
Thailand 0.1%
Thailand Government Bond, Sr. Unsec’d. Notes	3.650	06/20/31	THB	45,000	1,450,877
Turkey 0.4%
Turkey Government Bond, Bonds	9.000	07/24/24	TRY	3,000	413,562
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.125	04/11/23	EUR	2,965	3,514,543
Sr. Unsec’d. Notes	5.750	03/22/24		1,000	945,560

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.875%	04/02/19	EUR	247	$ 296,052
Sr. Unsec’d. Notes	7.000	06/05/20		1,800	1,828,800
Sr. Unsec’d. Notes, MTN	3.250	06/14/25	EUR	750	806,497
					7,805,014
Ukraine 0.1%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750	09/01/24		1,875	1,862,633
United Arab Emirates 0.2%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	2.500	10/11/22		498	478,404
Sr. Unsec’d. Notes, 144A	2.500	10/11/22		2,365	2,271,937
					2,750,341
United Kingdom 1.4%
United Kingdom Gilt,
Bonds	2.000	09/07/25	GBP	100	138,626
Bonds(k)	3.250	01/22/44	GBP	320	544,103
Bonds	3.500	01/22/45	GBP	3,080	5,490,698
Bonds(k)	4.250	03/07/36	GBP	7,190	13,084,086
Bonds	4.250	09/07/39	GBP	2,830	5,344,595
					24,602,108
Uruguay 0.1%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375	10/27/27		1,000	1,025,500
Sr. Unsec’d. Notes	7.000	06/28/19	EUR	119	145,421
					1,170,921
Total Sovereign Bonds (cost $799,797,793)					795,122,770
U.S. Government Agency Obligations 0.2%
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	507	866,408
Tennessee Valley Authority
Sr. Unsec’d. Notes	5.350	06/07/21	GBP	815	1,183,969

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
U.S. Government Agency Obligations (Continued)
Tennessee Valley Authority (cont’d.)
Sr. Unsec’d. Notes	5.625%	06/07/32	GBP	1,391	$ 2,516,611

Total U.S. Government Agency Obligations (cost $4,900,447)					4,566,988
U.S. Treasury Obligations 0.3%
U.S. Treasury Bonds(h)(k)	2.500	05/15/46		2,580	2,298,316
U.S. Treasury Bonds(h)	2.875	08/15/45		170	163,472
U.S. Treasury Notes	1.500	02/28/23		315	296,949
U.S. Treasury Notes(h)	2.500	05/31/20		420	418,802
U.S. Treasury Notes(h)	2.625	06/15/21		310	308,789
U.S. Treasury Notes(h)	2.875	05/15/28		395	391,976
U.S. Treasury Strips Coupon(h)	2.783(s)	08/15/29		400	284,933
U.S. Treasury Strips Coupon(h)	2.878(s)	05/15/31		400	269,074
U.S. Treasury Strips Coupon(h)	3.042(s)	11/15/35		800	466,282
U.S. Treasury Strips Coupon(h)(k)	3.202(s)	08/15/40		800	401,977
Total U.S. Treasury Obligations (cost $5,853,944)					5,300,570

	Shares
Common Stock 0.0%
Colombia
Frontera Energy Corp.* (cost $44,527)	2,232	32,532
Preferred Stock 0.0%
United States
Citigroup Capital XIII, 8.709% (Capital Security, fixed to floating preferred) (cost $100,000)	4,000	107,680

Total Long-Term Investments (cost $1,709,297,408)		1,694,409,719

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 9.9%
Affiliated Mutual Funds 7.8%
PGIM Core Ultra Short Bond Fund(w)	83,007,610	$ 83,007,610
PGIM Institutional Money Market Fund (cost $55,024,087; includes $54,922,795 of cash collateral for securities on loan)(b)(w)	55,024,332	55,029,835
Total Affiliated Mutual Funds (cost $138,031,697)		138,037,445
Options Purchased*~ 2.1%
(cost $46,964,348)		37,374,114

Total Short-Term Investments (cost $184,996,045)		175,411,559
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.9% (cost $1,894,293,453)		1,869,821,278
Options Written*~ (2.2)%
(premiums received $46,963,116)		(39,478,055)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.7% (cost $1,847,330,337)		1,830,343,223
Liabilities in excess of other assets(z) (2.7)%		(47,367,866)

Net Assets 100.0%		$ 1,782,975,357

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $13,111,374 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,513,042; cash collateral of $54,922,795 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2018.
(s)	Represents a zero coupon or step bond. Rate quoted represents yield to maturity at purchase date.
(t)	Represents a zero coupon or step bond. Rate quoted represents effective yield at July 31, 2018.

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:
Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—		22,475	$ 529
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—		21,850	514
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	30,400	278,394
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	11/28/18	10.00	—	EUR	35,500	21,294
Currency Option EUR vs TRY	Call	Citigroup Global Markets	04/26/19	6.00	—	EUR	12,000	1,645,689
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	09/26/18	22.00	—	EUR	8,000	208
Currency Option EUR vs ZAR	Call	Morgan Stanley	10/01/18	22.00	—	EUR	25,000	1,100
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	14,000	86,917
Currency Option EUR vs ZAR	Call	Morgan Stanley	12/24/19	24.00	—	EUR	14,750	187,763
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75	—		16,500	3,773
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/10/18	5.50	—		80,000	69,755
Currency Option USD vs BRL	Call	JPMorgan Chase	04/26/19	5.00	—		12,500	90,586
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—		32,500	686,524
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—		33,000	1,306,711
Currency Option USD vs CAD	Call	Citigroup Global Markets	01/30/19	1.50	—		20,000	8,730
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.30	—		20,000	518,007
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	7.75	—		12,500	7,468
Currency Option USD vs CNH	Call	JPMorgan Chase	11/28/18	8.75	—		25,000	2,056
Currency Option USD vs CNH	Call	Morgan Stanley	03/27/19	8.25	—		39,000	36,458

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Morgan Stanley	06/26/20	7.25	—	39,000	$ 789,465
Currency Option USD vs JPY	Call	Citigroup Global Markets	01/27/21	110.00	—	18,000	439,476
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,250.00	—	11,000	57,567
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,400.00	—	22,000	32,588
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	05/29/19	1,500.00	—	12,000	13,307
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,150.00	—	15,000	298,684
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,450.00	—	30,000	64,288
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,200.00	—	18,000	308,598
Currency Option USD vs MXN	Call	Morgan Stanley	08/24/18	30.00	—	16,000	—
Currency Option USD vs MXN	Call	Citigroup Global Markets	08/24/18	26.00	—	39,500	8
Currency Option USD vs MXN	Call	Deutsche Bank AG	01/29/19	30.00	—	10,000	3,259
Currency Option USD vs MXN	Call	Morgan Stanley	03/27/19	24.00	—	24,000	121,151
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	22.00	—	16,000	579,586
Currency Option USD vs MXN	Call	Citigroup Global Markets	12/26/19	26.00	—	32,000	407,450
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	09/27/18	85.00	—	18,000	781
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	01/11/19	95.00	—	33,000	17,033
Currency Option USD vs RUB	Call	Citigroup Global Markets	12/23/19	85.00	—	18,000	250,297
Currency Option USD vs TRY	Call	BNP Paribas	09/27/18	6.00	—	18,000	40,029
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	09/27/18	7.00	—	41,000	11,442
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	5.00	—	8,000	476,400
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	6.00	—	8,000	81,924
Currency Option USD vs TRY	Call	Morgan Stanley	12/14/18	9.00	—	40,000	21,642

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs TRY	Call	Citigroup Global Markets	08/28/19	5.40	—		15,000	$ 1,707,853
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	12/23/19	6.00	—		18,000	1,790,718
Currency Option USD vs TRY	Call	Morgan Stanley	04/29/20	7.00	—		41,000	3,154,229
Currency Option USD vs ZAR	Call	Morgan Stanley	09/26/18	20.00	—		18,000	243
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	11/28/18	24.00	—		9,000	653
Currency Option USD vs ZAR	Call	Morgan Stanley	06/26/19	20.00	—		15,000	66,679
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	14.00	—		18,000	1,304,051
Currency Option AUD vs JPY	Put	Morgan Stanley	08/07/18	62.00	—	AUD	110,000	—
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	80.00	—	AUD	77,000	1,928,693
Currency Option AUD vs JPY	Put	Morgan Stanley	06/26/19	70.00	—	AUD	154,000	1,061,762
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	82.00	—	AUD	110,000	5,304,867
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	220,000	4,256,039
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00	—	AUD	110,000	3,049,312
Currency Option AUD vs USD	Put	Citigroup Global Markets	01/29/20	0.69	—	AUD	23,000	307,196
Currency Option EUR vs TRY	Put	JPMorgan Chase	02/26/19	4.60	—	EUR	15,000	2,020
Currency Option EUR vs TRY	Put	Goldman Sachs & Co.	04/28/20	6.00	—	EUR	35,500	306,990
Currency Option EUR vs USD	Put	Bank of America	02/26/20	1.20	—	EUR	15,000	482,431
Currency Option EUR vs ZAR	Put	Morgan Stanley	03/25/20	14.00	—	EUR	25,000	231,447
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.30	—	GBP	12,500	449,635
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.15	—	GBP	12,500	114,907
Currency Option USD vs BRL	Put	JPMorgan Chase	03/27/20	3.10	—		33,000	184,810
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		40,000	943,784

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Put	Morgan Stanley	06/26/19	6.00	—	39,000	$ 30,313
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—	15,000	221,930
Currency Option USD vs MXN	Put	Citigroup Global Markets	04/28/20	17.00	—	55,500	599,076
Currency Option USD vs TRY	Put	Goldman Sachs & Co.	04/29/20	4.00	—	41,000	19,523
Currency Option USD vs TRY	Put	Morgan Stanley	06/29/20	5.00	—	40,000	343,056
Total OTC Traded (cost $46,618,314)							$36,829,668

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		24,500	$ 26,511
CDX.NA.HY.30.V1, 06/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		12,250	36,216
iTraxx.XO.29.V1, 06/20/23	Call	JPMorgan Chase	09/19/18	250.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	22,400	8,087
iTraxx.XO.29.V1, 06/20/23	Call	BNP Paribas	12/19/18	275.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	22,400	122,601
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	6 Month JPY LIBOR(S)	1.25%(S)	JPY	545,000	155,102
5- Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.40%	6 Month GBP LIBOR(S)	1.40%(S)	GBP	27,950	182,124
5- Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.80%	6 Month GBP LIBOR(S)	1.80%(S)	GBP	27,950	13,805
Total OTC Swaptions (cost $346,034)									$ 544,446
Total Options Purchased (cost $46,964,348)									$37,374,114

Options Written:

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	12,000	$ (1,645,689)
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	04/28/20	10.00	—	EUR	35,500	(1,932,607)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	8,000	(208)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	11/25/19	27.00	—	EUR	14,000	(86,917)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	14,750	(187,763)
Currency Option EUR vs ZAR	Call	Morgan Stanley	03/25/20	22.00	—	EUR	25,000	(717,843)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		16,500	(3,773)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		12,500	(90,586)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		18,000	(380,228)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		14,500	(306,295)
Currency Option USD vs BRL	Call	JPMorgan Chase	03/27/20	4.65	—		33,000	(1,306,711)
Currency Option USD vs BRL	Call	Deutsche Bank AG	06/26/20	5.50	—		80,000	(1,820,516)
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.40	—		40,000	(289,569)
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	8.75	—		25,000	(2,056)
Currency Option USD vs CNH	Call	Hong Kong & Shanghai Bank	11/28/18	7.75	—		12,500	(7,468)
Currency Option USD vs CNH	Call	Morgan Stanley	06/26/20	7.75	—		78,000	(847,098)
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,400.00	—		22,000	(32,588)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,250.00	—		11,000	(57,567)
Currency Option USD vs KRW	Call	Morgan Stanley	05/29/19	1,500.00	—		12,000	(13,307)
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,450.00	—		30,000	(64,288)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,150.00	—		15,000	(298,684)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,350.00	—		36,000	(236,004)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs MXN	Call	Morgan Stanley	01/29/19	30.00	—		10,000	$ (3,259)
Currency Option USD vs MXN	Call	JPMorgan Chase	03/27/19	24.00	—		24,000	(121,151)
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	26.00	—		32,000	(407,450)
Currency Option USD vs MXN	Call	Citigroup Global Markets	12/26/19	22.00	—		16,000	(579,586)
Currency Option USD vs MXN	Call	Citigroup Global Markets	04/28/20	26.00	—		55,500	(1,055,532)
Currency Option USD vs RUB	Call	Citigroup Global Markets	09/27/18	85.00	—		18,000	(781)
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	12/23/19	85.00	—		18,000	(250,297)
Currency Option USD vs RUB	Call	Citigroup Global Markets	03/30/20	95.00	—		33,000	(392,943)
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	09/27/18	6.00	—		18,000	(40,029)
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	5.00	—		8,000	(476,400)
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	6.00	—		8,000	(81,924)
Currency Option USD vs TRY	Call	BNP Paribas	08/28/19	5.40	—		15,000	(1,707,854)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—		18,000	(1,790,718)
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	04/29/20	7.00	—		41,000	(3,154,229)
Currency Option USD vs TRY	Call	Morgan Stanley	06/29/20	9.00	—		40,000	(1,507,670)
Currency Option USD vs ZAR	Call	Credit Suisse First Boston Corp.	11/28/18	24.00	—		9,000	(653)
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	06/26/19	20.00	—		13,000	(57,788)
Currency Option USD vs ZAR	Call	BNP Paribas	06/26/19	20.00	—		2,000	(8,891)
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	17.00	—		36,000	(932,866)
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	70.00	—	AUD	154,000	(1,061,762)
Currency Option AUD vs JPY	Put	Morgan Stanley	06/26/19	80.00	—	AUD	77,000	(1,928,693)
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	73.00	—	AUD	220,000	(4,256,039)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	110,000	$ (5,304,867)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00	—	AUD	220,000	(2,574,966)
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.15	—	GBP	12,500	(114,907)
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.30	—	GBP	12,500	(449,635)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		33,000	(184,810)
Currency Option USD vs KRW	Put	Morgan Stanley	07/29/19	1,050.00	—		15,000	(221,930)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$ 66.00	—		4,080	(36,205)
Total OTC Traded (premiums received $46,525,709)								$(39,031,600)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY	545,000	$ (155,102)
5- Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.60%	1.60%(S)	6 Month GBP LIBOR(S)	GBP	55,900	(113,043)
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		12,250	(9,135)
CDX.NA.HY.30.V1, 06/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		12,250	(49,936)
iTraxx.XO.29.V1, 06/20/23	Put	BNP Paribas	12/19/18	400.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	22,400	(119,239)
Total OTC Swaptions (premiums received $437,407)									$ (446,455)
Total Options Written (premiums received $46,963,116)									$(39,478,055)

Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
323	90 Day Euro Dollar	Dec. 2020	$ 78,270,975	$ (93,730)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Futures contracts outstanding at July 31, 2018 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
615	90 Day Sterling	Sep. 2018	$100,028,917	$ 113,964
5,012	5 Year U.S. Treasury Notes	Sep. 2018	566,982,500	813,835
9	10 Year Japanese Bonds	Sep. 2018	12,129,053	21,709
109	10 Year U.K. Gilt	Sep. 2018	17,551,478	144,412
3,280	10 Year U.S. Treasury Notes	Sep. 2018	391,703,750	(298,092)
1,053	10 Year U.S. Ultra Treasury Notes	Sep. 2018	165,222,281	2,682,010
				3,384,108
Short Positions:
323	90 Day Euro Dollar	Dec. 2021	78,287,125	57,808
615	90 Day Sterling	Sep. 2019	99,741,347	(235,677)
1,564	2 Year U.S. Treasury Notes	Sep. 2018	330,590,500	558,763
805	5 Year Euro-Bobl	Sep. 2018	123,887,427	170,729
383	10 Year Euro-Bund	Sep. 2018	72,365,046	(28,689)
38	20 Year U.S. Treasury Bonds	Sep. 2018	5,432,813	(8,369)
352	Euro Schatz. DUA Index	Sep. 2018	46,061,133	75,029
				589,594
				$3,973,702
Securities with a combined market value of $13,410,087 have been segregated with J.P. Morgan Securities LLC to cover requirements for open futures contracts at July 31, 2018.
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	6,848	$ 5,075,000	$ 5,089,082	$ 14,082	$ —
Expiring 10/16/18	Citigroup Global Markets	AUD	4,522	3,350,000	3,360,642	10,642	—
Expiring 10/16/18	JPMorgan Chase	AUD	3,333	2,465,000	2,476,776	11,776	—
Expiring 10/16/18	Morgan Stanley	AUD	5,136	3,809,000	3,816,978	7,978	—
Expiring 10/16/18	Morgan Stanley	AUD	2,165	1,600,000	1,608,950	8,950	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/28/19	Goldman Sachs & Co.	AUD	3,228	$ 2,466,158	$ 2,405,867	$ —	$ (60,291)
Expiring 06/28/19	Morgan Stanley	AUD	1,390	1,075,980	1,036,018	—	(39,962)
Expiring 01/31/20	Citigroup Global Markets	AUD	3,238	2,594,998	2,422,653	—	(172,345)
Expiring 01/31/20	Citigroup Global Markets	AUD	2,637	1,966,670	1,973,248	6,578	—
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	4,892	1,255,000	1,303,317	48,317	—
Expiring 08/02/18	Citigroup Global Markets	BRL	28,395	7,396,527	7,565,217	168,690	—
Expiring 08/02/18	Citigroup Global Markets	BRL	11,401	2,946,795	3,037,712	90,917	—
Expiring 08/02/18	Citigroup Global Markets	BRL	6,141	1,587,000	1,636,259	49,259	—
Expiring 08/02/18	Citigroup Global Markets	BRL	2,028	536,000	540,241	4,241	—
Expiring 08/02/18	Goldman Sachs & Co.	BRL	24,990	6,693,574	6,658,263	—	(35,311)
Expiring 08/02/18	Morgan Stanley	BRL	26,714	7,052,252	7,117,451	65,199	—
Expiring 09/28/18	Citigroup Global Markets	BRL	4,689	1,261,125	1,241,322	—	(19,803)
Expiring 09/28/18	JPMorgan Chase	BRL	2,213	668,000	585,977	—	(82,023)
Expiring 10/02/18	Citigroup Global Markets	BRL	18,428	4,876,461	4,876,864	403	—
Expiring 10/02/18	Citigroup Global Markets	BRL	4,665	1,244,000	1,234,574	—	(9,426)
Expiring 10/31/18	UBS AG	BRL	3,210	856,815	847,312	—	(9,503)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/31/18	UBS AG	BRL	2,913	$ 779,000	$ 769,065	$ —	$ (9,935)
Expiring 02/25/19	Citigroup Global Markets	BRL	19,713	5,835,702	5,144,393	—	(691,309)
Expiring 04/30/19	JPMorgan Chase	BRL	2,358	693,000	611,164	—	(81,836)
Expiring 04/30/19	JPMorgan Chase	BRL	1,888	543,150	489,286	—	(53,864)
Expiring 04/30/19	JPMorgan Chase	BRL	1,050	262,531	272,093	9,562	—
Expiring 09/30/19	Barclays Capital Group	BRL	3,000	877,707	763,063	—	(114,644)
Expiring 09/30/19	Barclays Capital Group	BRL	682	198,289	173,509	—	(24,780)
Expiring 09/30/19	JPMorgan Chase	BRL	5,925	1,689,000	1,507,052	—	(181,948)
Expiring 12/24/19	Barclays Capital Group	BRL	2,271	656,862	570,886	—	(85,976)
Expiring 12/24/19	Barclays Capital Group	BRL	455	130,617	114,299	—	(16,318)
Expiring 12/24/19	Citigroup Global Markets	BRL	3,650	933,553	917,415	—	(16,138)
Expiring 12/24/19	Deutsche Bank AG	BRL	24,458	6,069,000	6,147,128	78,128	—
Expiring 03/31/20	Deutsche Bank AG	BRL	47,153	11,550,000	11,686,858	136,858	—
British Pound,
Expiring 10/26/18	JPMorgan Chase	GBP	375	493,733	494,583	850	—
Expiring 11/27/19	Citigroup Global Markets	GBP	2,666	3,624,960	3,582,104	—	(42,856)
Canadian Dollar,
Expiring 10/16/18	Bank of America	CAD	46,551	35,562,074	35,833,962	271,888	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 10/16/18	Citigroup Global Markets	CAD	2,543	$ 1,935,000	$ 1,957,539	$ 22,539	$ —
Expiring 10/16/18	JPMorgan Chase	CAD	5,566	4,233,000	4,284,249	51,249	—
Expiring 10/16/18	JPMorgan Chase	CAD	3,550	2,717,000	2,732,609	15,609	—
Expiring 10/16/18	JPMorgan Chase	CAD	538	410,072	413,800	3,728	—
Expiring 10/16/18	Morgan Stanley	CAD	5,333	4,102,000	4,105,490	3,490	—
Expiring 10/16/18	Morgan Stanley	CAD	3,382	2,581,000	2,603,626	22,626	—
Expiring 10/16/18	UBS AG	CAD	4,642	3,569,992	3,573,059	3,067	—
Expiring 01/31/19	Citigroup Global Markets	CAD	4,291	3,334,000	3,309,547	—	(24,453)
Expiring 07/31/19	JPMorgan Chase	CAD	2,119	1,624,885	1,638,687	13,802	—
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	984,121	1,508,000	1,544,162	36,162	—
Expiring 09/27/18	BNP Paribas	CLP	3,090,086	4,738,198	4,848,587	110,389	—
Expiring 09/27/18	BNP Paribas	CLP	705,064	1,069,900	1,106,301	36,401	—
Expiring 09/27/18	Citigroup Global Markets	CLP	4,067,322	6,281,415	6,381,945	100,530	—
Expiring 09/27/18	Citigroup Global Markets	CLP	1,600,900	2,445,801	2,511,936	66,135	—
Expiring 09/27/18	Citigroup Global Markets	CLP	1,358,492	2,094,758	2,131,579	36,821	—
Expiring 09/27/18	Morgan Stanley	CLP	814,696	1,244,000	1,278,321	34,321	—
Chinese Renminbi,
Expiring 10/31/18	Hong Kong & Shanghai Bank	CNH	12,388	1,824,498	1,817,365	—	(7,133)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/30/18	BNP Paribas	CNH	662	$ 97,296	$ 97,145	$ —	$ (151)
Expiring 11/30/18	Citigroup Global Markets	CNH	11,274	1,630,056	1,653,341	23,285	—
Expiring 11/30/18	JPMorgan Chase	CNH	2,601	375,000	381,380	6,380	—
Expiring 11/30/18	Morgan Stanley	CNH	703	94,000	103,022	9,022	—
Expiring 02/28/20	Morgan Stanley	CNH	52,452	8,077,000	7,679,326	—	(397,674)
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	20,412,215	7,126,100	7,048,501	—	(77,599)
Expiring 09/12/18	BNP Paribas	COP	42,275,956	14,854,517	14,598,226	—	(256,291)
Expiring 09/12/18	Morgan Stanley	COP	5,363,622	1,854,000	1,852,102	—	(1,898)
Czech Koruna,
Expiring 10/24/18	Citigroup Global Markets	CZK	29,559	1,455,300	1,355,888	—	(99,412)
Danish Krone,
Expiring 10/26/18	Toronto Dominion	DKK	6,381	1,001,479	1,008,495	7,016	—
Egyptian Pound,
Expiring 09/27/18	Citigroup Global Markets	EGP	39,123	2,130,857	2,148,364	17,507	—
Expiring 10/11/18	Citigroup Global Markets	EGP	54,332	2,916,350	2,968,619	52,269	—
Euro,
Expiring 10/26/18	JPMorgan Chase	EUR	2,858	3,369,893	3,364,773	—	(5,120)
Expiring 10/26/18	JPMorgan Chase	EUR	1,110	1,308,000	1,306,260	—	(1,740)
Expiring 10/26/18	Morgan Stanley	EUR	14,000	16,498,440	16,480,951	—	(17,489)
Expiring 10/26/18	Morgan Stanley	EUR	5,643	6,651,000	6,643,184	—	(7,816)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/26/18	Toronto Dominion	EUR	4,524	$ 5,332,000	$ 5,325,430	$ —	$ (6,570)
Expiring 02/25/19	Citigroup Global Markets	EUR	1,150	1,362,290	1,368,475	6,185	—
Expiring 04/30/19	Morgan Stanley	EUR	573	678,931	685,730	6,799	—
Expiring 01/31/20	Morgan Stanley	EUR	2,685	3,258,785	3,295,780	36,995	—
Expiring 02/28/20	Bank of America	EUR	3,265	4,271,600	4,018,144	—	(253,456)
Expiring 02/28/20	BNP Paribas	EUR	5,554	6,285,740	6,835,152	549,412	—
Expiring 02/28/20	Morgan Stanley	EUR	4,574	5,300,808	5,629,093	328,285	—
Expiring 02/28/20	Morgan Stanley	EUR	3,595	4,373,116	4,424,062	50,946	—
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	1,266,061	18,179,822	18,289,551	109,729	—
Expiring 10/15/18	Deutsche Bank AG	INR	852,453	12,302,680	12,314,555	11,875	—
Expiring 10/15/18	Hong Kong & Shanghai Bank	INR	106,730	1,540,121	1,541,830	1,709	—
Expiring 10/15/18	JPMorgan Chase	INR	1,730,737	24,965,558	25,002,278	36,720	—
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	116,768,800	8,228,950	8,043,852	—	(185,098)
Expiring 09/24/18	Barclays Capital Group	IDR	84,177,773	5,852,588	5,798,754	—	(53,834)
Expiring 09/24/18	Barclays Capital Group	IDR	48,284,412	3,316,738	3,326,168	9,430	—
Expiring 09/24/18	Barclays Capital Group	IDR	46,500,239	3,233,000	3,203,262	—	(29,738)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/24/18	Barclays Capital Group	IDR	42,732,232	$ 2,956,000	$ 2,943,695	$ —	$ (12,305)
Expiring 09/24/18	Barclays Capital Group	IDR	20,710,658	1,421,459	1,426,695	5,236	—
Expiring 09/24/18	BNP Paribas	IDR	6,410,831	438,000	441,623	3,623	—
Expiring 09/24/18	Citigroup Global Markets	IDR	68,434,699	4,701,800	4,714,261	12,461	—
Expiring 09/24/18	Citigroup Global Markets	IDR	38,041,563	2,599,000	2,620,569	21,569	—
Expiring 09/24/18	Citigroup Global Markets	IDR	21,966,980	1,505,000	1,513,239	8,239	—
Expiring 09/24/18	JPMorgan Chase	IDR	551,422,235	38,187,135	37,985,823	—	(201,312)
Expiring 09/24/18	JPMorgan Chase	IDR	51,624,104	3,587,000	3,556,230	—	(30,770)
Expiring 09/24/18	JPMorgan Chase	IDR	27,840,024	1,944,000	1,917,816	—	(26,184)
Expiring 09/24/18	Morgan Stanley	IDR	31,884,600	2,200,000	2,196,434	—	(3,566)
Israeli Shekel,
Expiring 10/29/18	JPMorgan Chase	ILS	4,671	1,284,000	1,280,070	—	(3,930)
Japanese Yen,
Expiring 10/26/18	Citigroup Global Markets	JPY	195,360	1,771,000	1,757,901	—	(13,099)
Expiring 10/26/18	Deutsche Bank AG	JPY	29,272,663	265,219,399	263,403,617	—	(1,815,782)
Expiring 10/26/18	Morgan Stanley	JPY	931,958	8,419,000	8,386,019	—	(32,981)
Expiring 10/26/18	Morgan Stanley	JPY	295,861	2,682,000	2,662,237	—	(19,763)
Expiring 10/26/18	UBS AG	JPY	124,960	1,122,887	1,124,428	1,541	—
Expiring 10/31/18	Bank of America	JPY	75,092	675,000	675,961	961	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 01/29/21	Citigroup Global Markets	JPY	449,088	$ 4,477,000	$ 4,359,559	$ —	$ (117,441)
Malaysian Ringgit,
Expiring 10/05/18	Barclays Capital Group	MYR	14,891	3,670,897	3,656,457	—	(14,440)
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	279,084	13,815,353	14,844,084	1,028,731	—
Expiring 09/21/18	JPMorgan Chase	MXN	43,951	2,160,000	2,337,689	177,689	—
Expiring 09/21/18	JPMorgan Chase	MXN	39,879	1,933,000	2,121,092	188,092	—
Expiring 09/21/18	Morgan Stanley	MXN	161,808	7,775,620	8,606,317	830,697	—
Expiring 09/21/18	Toronto Dominion	MXN	22,041	1,155,363	1,172,313	16,950	—
Expiring 10/31/18	Bank of America	MXN	15,052	795,000	794,960	—	(40)
Expiring 01/29/19	UBS AG	MXN	70,345	3,559,000	3,661,238	102,238	—
Expiring 01/29/19	UBS AG	MXN	64,104	3,241,000	3,336,380	95,380	—
Expiring 01/31/19	Deutsche Bank AG	MXN	5,731	300,000	298,171	—	(1,829)
Expiring 03/29/19	Morgan Stanley	MXN	133,265	6,292,000	6,876,189	584,189	—
Expiring 12/30/19	Goldman Sachs & Co.	MXN	13,330	651,932	661,356	9,424	—
Expiring 04/30/20	Citigroup Global Markets	MXN	32,853	1,591,718	1,602,412	10,694	—
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	416,489	13,731,687	13,665,158	—	(66,529)
Expiring 10/11/18	Morgan Stanley	TWD	45,418	1,494,000	1,490,168	—	(3,832)
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	4,560	3,100,000	3,108,005	8,005	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/16/18	JPMorgan Chase	NZD	2,264	$ 1,538,000	$ 1,543,243	$ 5,243	$ —
Expiring 10/16/18	JPMorgan Chase	NZD	2,243	1,521,000	1,528,660	7,660	—
Expiring 10/16/18	Morgan Stanley	NZD	3,077	2,070,000	2,097,581	27,581	—
Expiring 10/16/18	Morgan Stanley	NZD	2,755	1,870,000	1,877,798	7,798	—
Norwegian Krone,
Expiring 10/26/18	Morgan Stanley	NOK	14,215	1,743,000	1,748,745	5,745	—
Peruvian Nuevo Sol,
Expiring 09/27/18	Barclays Capital Group	PEN	5,944	1,804,000	1,812,084	8,084	—
Expiring 09/27/18	BNP Paribas	PEN	8,366	2,551,000	2,550,300	—	(700)
Expiring 09/27/18	Citigroup Global Markets	PEN	38,806	11,766,078	11,829,565	63,487	—
Expiring 09/27/18	Citigroup Global Markets	PEN	6,177	1,874,000	1,882,912	8,912	—
Expiring 09/27/18	JPMorgan Chase	PEN	16,102	4,918,000	4,908,556	—	(9,444)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	129,939	2,415,000	2,441,318	26,318	—
Expiring 09/17/18	Barclays Capital Group	PHP	70,440	1,311,000	1,323,439	12,439	—
Expiring 09/17/18	BNP Paribas	PHP	68,253	1,263,000	1,282,340	19,340	—
Expiring 09/17/18	Citigroup Global Markets	PHP	49,657	923,000	932,972	9,972	—
Expiring 09/17/18	Morgan Stanley	PHP	126,934	2,355,000	2,384,867	29,867	—
Expiring 09/17/18	Morgan Stanley	PHP	110,672	2,051,000	2,079,324	28,324	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/26/18	Toronto Dominion	PLN	8,679	$ 2,377,000	$ 2,378,191	$ 1,191	$ —
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	750,402	11,873,538	11,919,583	46,045	—
Expiring 10/12/18	Barclays Capital Group	RUB	299,884	4,798,605	4,763,444	—	(35,161)
Expiring 10/12/18	Barclays Capital Group	RUB	113,694	1,813,000	1,805,954	—	(7,046)
Expiring 10/12/18	Morgan Stanley	RUB	750,402	11,886,892	11,919,583	32,691	—
Expiring 10/31/18	Barclays Capital Group	RUB	41,908	659,260	664,477	5,217	—
Expiring 06/28/19	Bank of America	RUB	28,497	480,188	441,721	—	(38,467)
Expiring 06/28/19	Barclays Capital Group	RUB	56,095	947,663	869,521	—	(78,142)
Expiring 06/28/19	Barclays Capital Group	RUB	27,407	437,176	424,832	—	(12,344)
Expiring 06/28/19	Goldman Sachs & Co.	RUB	36,994	614,001	573,427	—	(40,574)
Expiring 12/24/19	Citigroup Global Markets	RUB	229,300	3,345,000	3,498,915	153,915	—
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	3,531	2,587,000	2,593,935	6,935	—
Expiring 08/10/18	Barclays Capital Group	SGD	15,997	11,788,058	11,752,781	—	(35,277)
Expiring 08/10/18	Citigroup Global Markets	SGD	5,805	4,273,000	4,264,944	—	(8,056)
Expiring 08/10/18	Citigroup Global Markets	SGD	2,741	2,023,000	2,013,939	—	(9,061)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 08/10/18	JPMorgan Chase	SGD	8,256	$ 6,192,900	$ 6,065,557	$ —	$ (127,343)
Expiring 08/10/18	JPMorgan Chase	SGD	1,236	925,000	908,432	—	(16,568)
Expiring 08/10/18	Morgan Stanley	SGD	6,931	5,077,000	5,092,203	15,203	—
Expiring 08/10/18	Morgan Stanley	SGD	2,080	1,526,000	1,528,510	2,510	—
Expiring 08/10/18	Toronto Dominion	SGD	1,995	1,466,000	1,465,998	—	(2)
Expiring 08/10/18	UBS AG	SGD	10,976	8,214,804	8,063,900	—	(150,904)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	216,353	15,830,988	16,337,897	506,909	—
Expiring 09/11/18	Citigroup Global Markets	ZAR	19,004	1,395,000	1,435,055	40,055	—
Expiring 09/11/18	JPMorgan Chase	ZAR	52,267	3,902,400	3,946,963	44,563	—
Expiring 09/11/18	JPMorgan Chase	ZAR	38,701	2,927,000	2,922,489	—	(4,511)
Expiring 09/11/18	JPMorgan Chase	ZAR	24,406	1,764,000	1,843,026	79,026	—
Expiring 09/11/18	Morgan Stanley	ZAR	30,188	2,225,000	2,279,674	54,674	—
Expiring 10/31/18	JPMorgan Chase	ZAR	5,488	410,000	411,784	1,784	—
Expiring 11/30/18	Hong Kong & Shanghai Bank	ZAR	4,425	316,000	330,708	14,708	—
Expiring 11/30/18	JPMorgan Chase	ZAR	7,806	630,128	583,428	—	(46,700)
Expiring 06/28/19	JPMorgan Chase	ZAR	21,053	1,655,216	1,533,194	—	(122,022)
Expiring 06/28/19	Morgan Stanley	ZAR	13,104	974,000	954,333	—	(19,667)
Expiring 11/27/19	JPMorgan Chase	ZAR	24,229	1,867,699	1,733,423	—	(134,276)
Expiring 12/30/19	Barclays Capital Group	ZAR	19,528	1,517,561	1,391,738	—	(125,823)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 03/31/20	UBS AG	ZAR	21,550	$ 1,510,705	$ 1,519,327	$ 8,622	$ —
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	1,711,632	1,535,000	1,530,362	—	(4,638)
Expiring 08/08/18	Citigroup Global Markets	KRW	3,694,164	3,305,000	3,302,933	—	(2,067)
Expiring 08/08/18	Citigroup Global Markets	KRW	1,922,203	1,730,000	1,718,632	—	(11,368)
Expiring 08/08/18	JPMorgan Chase	KRW	28,813,747	26,865,964	25,762,227	—	(1,103,737)
Expiring 08/08/18	JPMorgan Chase	KRW	2,356,116	2,114,000	2,106,592	—	(7,408)
Expiring 08/08/18	Morgan Stanley	KRW	1,713,652	1,528,000	1,532,168	4,168	—
Expiring 10/19/18	Barclays Capital Group	KRW	2,376,114	2,132,000	2,128,563	—	(3,437)
Expiring 10/19/18	Barclays Capital Group	KRW	2,297,557	2,045,000	2,058,191	13,191	—
Expiring 10/19/18	Citigroup Global Markets	KRW	1,964,020	1,735,000	1,759,403	24,403	—
Expiring 10/19/18	Hong Kong & Shanghai Bank	KRW	1,589,185	1,404,618	1,423,619	19,001	—
Expiring 10/19/18	JPMorgan Chase	KRW	3,735,449	3,306,000	3,346,279	40,279	—
Expiring 10/19/18	JPMorgan Chase	KRW	2,772,764	2,490,000	2,483,889	—	(6,111)
Expiring 10/19/18	JPMorgan Chase	KRW	1,509,101	1,354,000	1,351,878	—	(2,122)
Expiring 10/19/18	Morgan Stanley	KRW	1,926,056	1,720,000	1,725,394	5,394	—
Expiring 10/31/18	JPMorgan Chase	KRW	894,487	797,674	801,652	3,978	—
Expiring 04/30/19	BNP Paribas	KRW	650,928	611,792	587,993	—	(23,799)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 04/30/19	Deutsche Bank AG	KRW	362,239	$ 333,630	$ 327,216	$ —	$ (6,414)
Expiring 05/31/19	Goldman Sachs & Co.	KRW	330,408	312,000	298,876	—	(13,124)
Expiring 05/31/19	Morgan Stanley	KRW	642,595	609,233	581,269	—	(27,964)
Expiring 07/31/19	BNP Paribas	KRW	771,696	689,199	700,011	10,812	—
Expiring 07/31/19	Morgan Stanley	KRW	7,414,697	6,612,000	6,725,923	113,923	—
Swedish Krona,
Expiring 10/26/18	Toronto Dominion	SEK	24,942	2,849,000	2,856,039	7,039	—
Swiss Franc,
Expiring 10/26/18	Bank of America	CHF	2,415	2,447,000	2,458,494	11,494	—
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	512,840	16,106,782	15,418,079	—	(688,703)
Expiring 08/10/18	Citigroup Global Markets	THB	244,401	7,390,600	7,347,707	—	(42,893)
Expiring 08/10/18	Citigroup Global Markets	THB	104,082	3,160,000	3,129,148	—	(30,852)
Expiring 08/10/18	Citigroup Global Markets	THB	101,206	3,080,000	3,042,660	—	(37,340)
Expiring 08/10/18	Citigroup Global Markets	THB	97,448	2,960,000	2,929,677	—	(30,323)
Expiring 08/10/18	Citigroup Global Markets	THB	92,887	2,815,000	2,792,552	—	(22,448)
Expiring 08/10/18	Citigroup Global Markets	THB	90,670	2,746,000	2,725,919	—	(20,081)
Expiring 08/10/18	Citigroup Global Markets	THB	76,998	2,323,000	2,314,881	—	(8,119)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	60,348	$ 1,821,000	$ 1,814,307	$ —	$ (6,693)
Expiring 08/10/18	Citigroup Global Markets	THB	49,991	1,523,000	1,502,934	—	(20,066)
Turkish Lira,
Expiring 09/11/18	Bank of America	TRY	3,948	845,800	786,299	—	(59,501)
Expiring 09/11/18	Barclays Capital Group	TRY	18,762	3,957,747	3,736,939	—	(220,808)
Expiring 09/11/18	Barclays Capital Group	TRY	18,690	3,957,747	3,722,750	—	(234,997)
Expiring 09/11/18	Barclays Capital Group	TRY	8,136	1,747,880	1,620,597	—	(127,283)
Expiring 09/11/18	Citigroup Global Markets	TRY	9,101	1,919,000	1,812,728	—	(106,272)
Expiring 09/11/18	Citigroup Global Markets	TRY	8,675	1,795,000	1,727,937	—	(67,063)
Expiring 09/11/18	JPMorgan Chase	TRY	6,985	1,426,000	1,391,267	—	(34,733)
Expiring 09/11/18	JPMorgan Chase	TRY	5,962	1,240,000	1,187,451	—	(52,549)
Expiring 09/11/18	JPMorgan Chase	TRY	5,870	1,216,000	1,169,256	—	(46,744)
Expiring 09/11/18	JPMorgan Chase	TRY	5,561	1,134,000	1,107,631	—	(26,369)
Expiring 09/11/18	Morgan Stanley	TRY	5,964	1,216,000	1,187,995	—	(28,005)
Expiring 09/11/18	Toronto Dominion	TRY	5,663	1,194,000	1,127,907	—	(66,093)
Expiring 09/11/18	UBS AG	TRY	5,733	1,218,000	1,141,846	—	(76,154)
Expiring 10/31/18	Barclays Capital Group	TRY	10,493	2,086,841	2,046,156	—	(40,685)
Expiring 10/31/18	JPMorgan Chase	TRY	4,202	828,000	819,443	—	(8,557)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 11/30/18	BNP Paribas	TRY	982	$ 254,000	$ 188,820	$ —	$ (65,180)
Expiring 11/30/18	Citigroup Global Markets	TRY	3,526	878,160	678,027	—	(200,133)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	4,298	1,000,000	826,563	—	(173,437)
Expiring 11/30/18	Morgan Stanley	TRY	3,969	885,317	763,289	—	(122,028)
Expiring 02/28/19	Barclays Capital Group	TRY	2,565	569,626	473,032	—	(96,594)
Expiring 02/28/19	JPMorgan Chase	TRY	5,650	1,115,457	1,041,842	—	(73,615)
Expiring 04/30/19	Morgan Stanley	TRY	123	26,146	22,011	—	(4,135)
Expiring 08/29/19	Citigroup Global Markets	TRY	19,588	4,030,446	3,321,512	—	(708,934)
Expiring 12/24/19	Goldman Sachs & Co.	TRY	33,041	5,976,000	5,347,126	—	(628,874)
Expiring 04/30/20	Citigroup Global Markets	TRY	5,178	881,000	794,175	—	(86,825)
Expiring 04/30/20	Morgan Stanley	TRY	90,834	14,164,000	13,930,868	—	(233,132)
Expiring 06/30/20	Bank of America	TRY	7,742	1,162,000	1,156,091	—	(5,909)
				$1,096,146,836	$1,091,311,859	7,438,970	(12,273,947)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	4,000	$ 2,964,000	$ 2,972,742	$ —	$ (8,742)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/16/18	Bank of America	AUD	2,353	$ 1,728,000	$ 1,748,921	$ —	$ (20,921)
Expiring 10/16/18	Goldman Sachs & Co.	AUD	3,336	2,471,000	2,479,429	—	(8,429)
Expiring 10/16/18	JPMorgan Chase	AUD	2,757	2,055,929	2,048,845	7,084	—
Expiring 10/16/18	Morgan Stanley	AUD	7,153	5,283,000	5,316,320	—	(33,320)
Expiring 10/16/18	Toronto Dominion	AUD	6,198	4,602,000	4,606,633	—	(4,633)
Expiring 10/31/18	Bank of America	AUD	440	327,000	326,835	165	—
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	54,452	14,048,976	14,507,693	—	(458,717)
Expiring 08/02/18	Barclays Capital Group	BRL	5,363	1,392,000	1,428,754	—	(36,754)
Expiring 08/02/18	Citigroup Global Markets	BRL	29,706	7,807,529	7,914,554	—	(107,025)
Expiring 08/02/18	Citigroup Global Markets	BRL	15,041	3,913,927	4,007,461	—	(93,534)
Expiring 09/28/18	Morgan Stanley	BRL	6,902	1,980,000	1,827,298	152,702	—
Expiring 10/02/18	Goldman Sachs & Co.	BRL	24,990	6,651,175	6,613,625	37,550	—
Expiring 02/25/19	Citigroup Global Markets	BRL	5,353	1,362,226	1,396,943	—	(34,717)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	5,296	1,458,000	1,372,543	85,457	—
Expiring 09/30/19	JPMorgan Chase	BRL	8,232	2,357,000	2,093,799	263,201	—
Expiring 09/30/19	JPMorgan Chase	BRL	1,375	338,130	349,825	—	(11,695)
Expiring 12/24/19	BNP Paribas	BRL	3,945	975,000	991,399	—	(16,399)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/24/19	Citigroup Global Markets	BRL	7,535	$ 1,817,000	$ 1,893,821	$ —	$ (76,821)
Expiring 12/24/19	JPMorgan Chase	BRL	7,093	1,998,000	1,782,682	215,318	—
Expiring 12/24/19	JPMorgan Chase	BRL	5,126	1,450,000	1,288,272	161,728	—
Expiring 12/24/19	UBS AG	BRL	3,166	790,000	795,802	—	(5,802)
Expiring 03/31/20	JPMorgan Chase	BRL	42,174	11,787,000	10,452,813	1,334,187	—
Expiring 03/31/20	JPMorgan Chase	BRL	9,484	2,282,267	2,350,603	—	(68,336)
Expiring 06/30/20	Deutsche Bank AG	BRL	88,992	21,600,000	21,768,886	—	(168,886)
British Pound,
Expiring 10/26/18	Bank of America	GBP	1,736	2,283,000	2,287,210	—	(4,210)
Expiring 10/26/18	Citigroup Global Markets	GBP	3,690	4,865,470	4,861,930	3,540	—
Expiring 10/26/18	Citigroup Global Markets	GBP	3,576	4,711,000	4,711,602	—	(602)
Expiring 10/26/18	JPMorgan Chase	GBP	26,000	34,300,407	34,257,382	43,025	—
Expiring 10/26/18	JPMorgan Chase	GBP	2,290	3,023,000	3,017,696	5,304	—
Expiring 10/26/18	JPMorgan Chase	GBP	1,516	2,001,000	1,998,077	2,923	—
Expiring 10/26/18	Morgan Stanley	GBP	3,670	4,791,000	4,835,673	—	(44,673)
Expiring 10/26/18	UBS AG	GBP	1,300	1,712,044	1,713,503	—	(1,459)
Expiring 11/27/19	Hong Kong & Shanghai Bank	GBP	1,436	2,110,202	1,929,445	180,757	—
Expiring 11/27/19	JPMorgan Chase	GBP	911	1,333,917	1,224,623	109,294	—
Expiring 11/27/19	UBS AG	GBP	292	419,347	392,617	26,730	—
Canadian Dollar,
Expiring 10/16/18	Goldman Sachs & Co.	CAD	2,990	2,285,616	2,301,614	—	(15,998)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 01/31/19	Morgan Stanley	CAD	2,621	$ 2,106,173	$ 2,021,179	$ 84,994	$ —
Expiring 07/31/19	Hong Kong & Shanghai Bank	CAD	541	434,000	418,322	15,678	—
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	2,528,592	3,913,927	3,967,559	—	(53,632)
Expiring 09/27/18	Barclays Capital Group	CLP	990,583	1,509,000	1,554,302	—	(45,302)
Expiring 09/27/18	Barclays Capital Group	CLP	868,676	1,339,000	1,363,021	—	(24,021)
Expiring 09/27/18	BNP Paribas	CLP	18,352,342	28,149,490	28,796,255	—	(646,765)
Expiring 09/27/18	Citigroup Global Markets	CLP	1,216,800	1,881,000	1,909,254	—	(28,254)
Expiring 09/27/18	Citigroup Global Markets	CLP	929,478	1,405,000	1,458,423	—	(53,423)
Chinese Renminbi,
Expiring 10/26/18	Citigroup Global Markets	CNH	19,899	2,923,000	2,919,462	3,538	—
Expiring 10/26/18	Hong Kong & Shanghai Bank	CNH	201,396	29,621,065	29,547,755	73,310	—
Expiring 11/30/18	Hong Kong & Shanghai Bank	CNH	15,240	2,156,000	2,234,888	—	(78,888)
Expiring 06/28/19	Morgan Stanley	CNH	7,979	1,192,000	1,166,669	25,331	—
Expiring 02/28/20	Morgan Stanley	CNH	71,818	10,657,000	10,514,561	142,439	—
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	3,964,950	1,350,000	1,369,129	—	(19,129)
Expiring 09/12/18	BNP Paribas	COP	18,171,205	6,156,600	6,274,662	—	(118,062)
Expiring 09/12/18	BNP Paribas	COP	3,672,288	1,244,000	1,268,070	—	(24,070)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/12/18	Citigroup Global Markets	COP	23,003,654	$ 7,782,100	$ 7,943,346	$ —	$ (161,246)
Expiring 09/12/18	Citigroup Global Markets	COP	19,421,946	6,575,397	6,706,554	—	(131,157)
Expiring 09/12/18	Citigroup Global Markets	COP	13,257,810	4,479,277	4,578,027	—	(98,750)
Expiring 09/12/18	Citigroup Global Markets	COP	11,485,418	3,913,927	3,966,007	—	(52,080)
Expiring 09/12/18	Citigroup Global Markets	COP	9,281,593	3,148,437	3,205,008	—	(56,571)
Expiring 09/12/18	Citigroup Global Markets	COP	7,096,634	2,432,270	2,450,525	—	(18,255)
Expiring 09/12/18	Citigroup Global Markets	COP	4,634,893	1,574,219	1,600,466	—	(26,247)
Expiring 09/12/18	Citigroup Global Markets	COP	3,548,215	1,216,100	1,225,227	—	(9,127)
Czech Koruna,
Expiring 10/26/18	Citigroup Global Markets	CZK	829	37,655	38,033	—	(378)
Expiring 10/26/18	JPMorgan Chase	CZK	33,231	1,503,000	1,524,396	—	(21,396)
Euro,
Expiring 10/26/18	Hong Kong & Shanghai Bank	EUR	1,200	1,412,659	1,412,653	6	—
Expiring 10/26/18	Hong Kong & Shanghai Bank	EUR	800	942,849	941,769	1,080	—
Expiring 10/26/18	Toronto Dominion	EUR	27,822	32,775,303	32,752,510	22,793	—
Expiring 10/26/18	UBS AG	EUR	76,586	90,268,329	90,157,339	110,990	—
Expiring 10/26/18	UBS AG	EUR	1,574	1,852,941	1,852,522	419	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/31/18	Bank of America	EUR	470	$ 554,000	$ 553,878	$ 122	$ —
Expiring 10/31/18	JPMorgan Chase	EUR	2,438	2,871,145	2,871,716	—	(571)
Expiring 02/25/19	Citigroup Global Markets	EUR	4,600	5,835,781	5,473,898	361,883	—
Expiring 02/28/19	Deutsche Bank AG	EUR	1,536	1,927,419	1,828,293	99,126	—
Expiring 11/27/19	Citigroup Global Markets	EUR	494	646,795	603,266	43,529	—
Expiring 11/27/19	Morgan Stanley	EUR	654	788,438	797,369	—	(8,931)
Expiring 12/30/19	Deutsche Bank AG	EUR	727	937,525	889,724	47,801	—
Expiring 02/28/20	BNP Paribas	EUR	9,958	12,566,000	12,255,031	310,969	—
Hong Kong Dollar,
Expiring 08/14/18	Goldman Sachs & Co.	HKD	5,151	657,406	656,478	928	—
Expiring 08/14/18	Morgan Stanley	HKD	1,415	180,505	180,280	225	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	9,488,704	33,934,283	34,793,427	—	(859,144)
Expiring 10/26/18	Citigroup Global Markets	HUF	395,470	1,438,000	1,450,119	—	(12,119)
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	272,874	3,939,000	3,941,948	—	(2,948)
Expiring 10/15/18	Citigroup Global Markets	INR	184,287	2,644,000	2,662,212	—	(18,212)
Expiring 10/15/18	JPMorgan Chase	INR	127,748	1,845,000	1,845,448	—	(448)
Expiring 10/15/18	JPMorgan Chase	INR	116,234	1,680,000	1,679,122	878	—
Expiring 10/15/18	Morgan Stanley	INR	179,007	2,562,000	2,585,939	—	(23,939)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	58,024,832	$ 3,994,000	$ 3,997,157	$ —	$ (3,157)
Expiring 09/24/18	JPMorgan Chase	IDR	48,706,020	3,366,000	3,355,212	10,788	—
Expiring 09/24/18	Morgan Stanley	IDR	27,685,512	1,902,000	1,907,172	—	(5,172)
Israeli Shekel,
Expiring 10/29/18	Morgan Stanley	ILS	9,715	2,680,000	2,662,624	17,376	—
Expiring 10/29/18	Morgan Stanley	ILS	6,511	1,785,760	1,784,316	1,444	—
Expiring 10/29/18	UBS AG	ILS	166,276	45,917,428	45,569,603	347,825	—
Japanese Yen,
Expiring 10/26/18	Toronto Dominion	JPY	250,852	2,272,000	2,257,238	14,762	—
Expiring 10/31/18	Bank of America	JPY	63,124	572,000	568,234	3,766	—
Expiring 10/31/18	Morgan Stanley	JPY	33,961	308,081	305,713	2,368	—
Expiring 06/28/19	Bank of America	JPY	117,369	1,070,710	1,078,426	—	(7,716)
Expiring 06/28/19	Morgan Stanley	JPY	224,761	2,132,745	2,065,174	67,571	—
Mexican Peso,
Expiring 09/21/18	Bank of America	MXN	37,415	1,935,000	1,990,030	—	(55,030)
Expiring 09/21/18	BNP Paribas	MXN	39,162	1,944,075	2,082,994	—	(138,919)
Expiring 09/21/18	Citigroup Global Markets	MXN	62,222	3,197,000	3,309,516	—	(112,516)
Expiring 09/21/18	Citigroup Global Markets	MXN	42,343	2,075,250	2,252,156	—	(176,906)
Expiring 09/21/18	Citigroup Global Markets	MXN	36,567	1,808,220	1,944,967	—	(136,747)
Expiring 09/21/18	Citigroup Global Markets	MXN	31,156	1,629,000	1,657,153	—	(28,153)
Expiring 09/21/18	JPMorgan Chase	MXN	28,148	1,415,000	1,497,178	—	(82,178)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/21/18	JPMorgan Chase	MXN	26,170	$ 1,285,000	$ 1,391,950	$ —	$ (106,950)
Expiring 09/21/18	Morgan Stanley	MXN	51,914	2,608,000	2,761,254	—	(153,254)
Expiring 01/29/19	UBS AG	MXN	63,242	3,232,000	3,291,538	—	(59,538)
Expiring 01/31/19	Morgan Stanley	MXN	42,503	1,834,000	2,211,487	—	(377,487)
Expiring 03/29/19	Barclays Capital Group	MXN	4,369	210,240	225,434	—	(15,194)
Expiring 03/29/19	JPMorgan Chase	MXN	40,651	1,959,387	2,097,493	—	(138,106)
Expiring 03/29/19	JPMorgan Chase	MXN	26,510	1,262,000	1,367,861	—	(105,861)
Expiring 03/29/19	JPMorgan Chase	MXN	4,765	239,779	245,869	—	(6,090)
Expiring 12/30/19	Citigroup Global Markets	MXN	11,746	572,000	582,746	—	(10,746)
Expiring 12/30/19	Morgan Stanley	MXN	23,784	1,074,000	1,180,004	—	(106,004)
Expiring 04/30/20	Citigroup Global Markets	MXN	325,325	15,608,000	15,867,784	—	(259,784)
Expiring 04/30/20	UBS AG	MXN	30,055	1,325,000	1,465,945	—	(140,945)
New Taiwanese Dollar,
Expiring 10/11/18	Citigroup Global Markets	TWD	69,342	2,275,000	2,275,137	—	(137)
Expiring 10/11/18	Morgan Stanley	TWD	90,659	2,997,000	2,974,564	22,436	—
Expiring 10/11/18	Morgan Stanley	TWD	73,675	2,419,000	2,417,320	1,680	—
Expiring 10/11/18	Morgan Stanley	TWD	67,559	2,226,000	2,216,639	9,361	—
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	2,915	1,978,000	1,987,024	—	(9,024)
Expiring 10/16/18	Goldman Sachs & Co.	NZD	15,455	10,558,532	10,534,586	23,946	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/16/18	Hong Kong & Shanghai Bank	NZD	5,289	$ 3,617,169	$ 3,605,377	$ 11,792	$ —
Expiring 10/16/18	JPMorgan Chase	NZD	2,505	1,696,000	1,707,525	—	(11,525)
Expiring 10/16/18	Toronto Dominion	NZD	6,016	4,097,000	4,100,969	—	(3,969)
Norwegian Krone,
Expiring 10/26/18	Bank of America	NOK	11,806	1,448,688	1,452,332	—	(3,644)
Peruvian Nuevo Sol,
Expiring 09/27/18	Citigroup Global Markets	PEN	4,171	1,269,000	1,271,553	—	(2,553)
Philippine Peso,
Expiring 09/17/18	Bank of America	PHP	95,530	1,781,611	1,794,834	—	(13,223)
Expiring 09/17/18	Barclays Capital Group	PHP	600,606	11,326,845	11,284,289	42,556	—
Expiring 09/17/18	Barclays Capital Group	PHP	311,026	5,779,000	5,843,606	—	(64,606)
Expiring 09/17/18	Barclays Capital Group	PHP	239,438	4,453,000	4,498,599	—	(45,599)
Expiring 09/17/18	Barclays Capital Group	PHP	232,941	4,326,550	4,376,544	—	(49,994)
Expiring 09/17/18	Barclays Capital Group	PHP	210,983	3,915,799	3,963,990	—	(48,191)
Expiring 09/17/18	Barclays Capital Group	PHP	188,050	3,496,000	3,533,113	—	(37,113)
Expiring 09/17/18	Barclays Capital Group	PHP	115,691	2,145,000	2,173,615	—	(28,615)
Expiring 09/17/18	Barclays Capital Group	PHP	89,104	1,654,000	1,674,107	—	(20,107)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/17/18	Citigroup Global Markets	PHP	198,163	$ 3,687,000	$ 3,723,127	$ —	$ (36,127)
Expiring 09/17/18	Citigroup Global Markets	PHP	133,604	2,494,000	2,510,167	—	(16,167)
Expiring 09/17/18	JPMorgan Chase	PHP	195,705	3,677,000	3,676,933	67	—
Expiring 09/17/18	Morgan Stanley	PHP	83,574	1,554,000	1,570,205	—	(16,205)
Polish Zloty,
Expiring 10/26/18	UBS AG	PLN	34,096	9,210,806	9,342,841	—	(132,035)
Russian Ruble,
Expiring 06/28/19	Morgan Stanley	RUB	145,904	2,166,000	2,261,618	—	(95,618)
Expiring 12/24/19	Barclays Capital Group	RUB	48,233	739,309	735,986	3,323	—
Expiring 12/24/19	Goldman Sachs & Co.	RUB	124,622	2,031,000	1,901,626	129,374	—
Expiring 03/31/20	Citigroup Global Markets	RUB	305,303	4,444,000	4,618,983	—	(174,983)
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs & Co.	SAR	57,150	15,000,000	15,197,703	—	(197,703)
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	4,469	3,272,000	3,283,170	—	(11,170)
Expiring 08/10/18	Barclays Capital Group	SGD	1,214	906,000	892,279	13,721	—
Expiring 08/10/18	Barclays Capital Group	SGD	938	701,449	689,139	12,310	—
Expiring 08/10/18	Citigroup Global Markets	SGD	21,296	15,615,058	15,645,880	—	(30,822)
Expiring 08/10/18	Citigroup Global Markets	SGD	10,830	7,908,467	7,956,906	—	(48,439)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	SGD	3,582	$ 2,621,000	$ 2,631,504	$ —	$ (10,504)
Expiring 08/10/18	Citigroup Global Markets	SGD	2,711	1,996,000	1,991,436	4,564	—
Expiring 08/10/18	Citigroup Global Markets	SGD	2,649	1,965,000	1,946,498	18,502	—
Expiring 08/10/18	JPMorgan Chase	SGD	5,702	4,186,000	4,189,219	—	(3,219)
Expiring 08/10/18	JPMorgan Chase	SGD	3,984	2,933,000	2,926,763	6,237	—
Expiring 08/10/18	JPMorgan Chase	SGD	2,788	2,035,000	2,048,463	—	(13,463)
Expiring 08/10/18	JPMorgan Chase	SGD	2,401	1,763,000	1,764,028	—	(1,028)
Expiring 08/10/18	JPMorgan Chase	SGD	2,053	1,504,000	1,508,603	—	(4,603)
Expiring 08/10/18	JPMorgan Chase	SGD	1,680	1,238,000	1,234,110	3,890	—
Expiring 08/10/18	Morgan Stanley	SGD	4,366	3,204,000	3,207,778	—	(3,778)
Expiring 08/10/18	Toronto Dominion	SGD	2,073	1,535,000	1,523,161	11,839	—
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	132,040	9,567,300	9,970,984	—	(403,684)
Expiring 09/11/18	Citigroup Global Markets	ZAR	76,671	5,740,250	5,789,806	—	(49,556)
Expiring 09/11/18	Citigroup Global Markets	ZAR	55,444	3,954,234	4,186,862	—	(232,628)
Expiring 09/11/18	Citigroup Global Markets	ZAR	21,161	1,551,000	1,597,943	—	(46,943)
Expiring 09/11/18	JPMorgan Chase	ZAR	32,620	2,362,000	2,463,325	—	(101,325)
Expiring 09/11/18	JPMorgan Chase	ZAR	27,389	2,085,181	2,068,304	16,877	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/11/18	JPMorgan Chase	ZAR	18,707	$ 1,374,000	$ 1,412,628	$ —	$ (38,628)
Expiring 09/11/18	JPMorgan Chase	ZAR	16,450	1,181,000	1,242,196	—	(61,196)
Expiring 09/11/18	JPMorgan Chase	ZAR	15,975	1,193,000	1,206,323	—	(13,323)
Expiring 09/11/18	Morgan Stanley	ZAR	83,207	6,191,100	6,283,399	—	(92,299)
Expiring 09/11/18	Morgan Stanley	ZAR	24,450	1,789,000	1,846,342	—	(57,342)
Expiring 09/11/18	Toronto Dominion	ZAR	9,445	683,000	713,259	—	(30,259)
Expiring 09/28/18	Barclays Capital Group	ZAR	2,416	198,195	182,079	16,116	—
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	12,230	781,000	914,136	—	(133,136)
Expiring 06/28/19	BNP Paribas	ZAR	5,451	350,000	396,995	—	(46,995)
Expiring 06/28/19	Hong Kong & Shanghai Bank	ZAR	28,706	1,986,000	2,090,531	—	(104,531)
Expiring 03/31/20	Barclays Capital Group	ZAR	18,478	1,229,000	1,302,732	—	(73,732)
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	7,790,990	6,919,850	6,965,885	—	(46,035)
Expiring 08/08/18	Barclays Capital Group	KRW	1,824,241	1,638,000	1,631,044	6,956	—
Expiring 08/08/18	Citigroup Global Markets	KRW	1,953,010	1,804,000	1,746,177	57,823	—
Expiring 08/08/18	Citigroup Global Markets	KRW	1,863,556	1,730,000	1,666,196	63,804	—
Expiring 08/08/18	Citigroup Global Markets	KRW	1,760,980	1,597,000	1,574,483	22,517	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 08/08/18	Citigroup Global Markets	KRW	1,661,783	$ 1,484,000	$ 1,485,792	$ —	$ (1,792)
Expiring 08/08/18	JPMorgan Chase	KRW	2,368,938	2,129,000	2,118,056	10,944	—
Expiring 08/08/18	Morgan Stanley	KRW	3,624,922	3,271,000	3,241,025	29,975	—
Expiring 08/08/18	Morgan Stanley	KRW	2,318,234	2,081,000	2,072,721	8,279	—
Expiring 08/08/18	Morgan Stanley	KRW	1,660,815	1,503,000	1,484,926	18,074	—
Expiring 08/08/18	Morgan Stanley	KRW	887,719	822,000	793,705	28,295	—
Expiring 08/08/18	UBS AG	KRW	3,139,744	2,910,000	2,807,230	102,770	—
Expiring 08/08/18	UBS AG	KRW	1,367,215	1,271,000	1,222,420	48,580	—
Expiring 10/19/18	Barclays Capital Group	KRW	5,569,712	4,926,094	4,989,443	—	(63,349)
Expiring 04/30/19	Goldman Sachs & Co.	KRW	375,417	354,000	339,120	14,880	—
Expiring 04/30/19	JPMorgan Chase	KRW	637,750	568,000	576,090	—	(8,090)
Expiring 05/31/19	Morgan Stanley	KRW	1,326,000	1,200,000	1,199,453	547	—
Expiring 07/31/19	Deutsche Bank AG	KRW	5,155,997	4,618,000	4,677,041	—	(59,041)
Expiring 07/31/19	Goldman Sachs & Co.	KRW	2,606,370	2,460,000	2,364,256	95,744	—
Expiring 12/24/19	Goldman Sachs & Co.	KRW	79,350	75,000	72,635	2,365	—
Swedish Krona,
Expiring 10/26/18	Bank of America	SEK	12,854	1,451,000	1,471,856	—	(20,856)
Expiring 10/26/18	Citigroup Global Markets	SEK	16,791	1,914,000	1,922,683	—	(8,683)
Expiring 10/26/18	JPMorgan Chase	SEK	16,833	1,937,000	1,927,475	9,525	—
Expiring 10/26/18	Morgan Stanley	SEK	53,267	6,049,718	6,099,537	—	(49,819)
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	49,745	50,479,107	50,634,214	—	(155,107)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 10/26/18	Citigroup Global Markets	CHF	1,912	$ 1,937,000	$ 1,945,968	$ —	$ (8,968)
Expiring 10/26/18	JPMorgan Chase	CHF	24,501	24,883,625	24,939,240	—	(55,615)
Expiring 10/26/18	JPMorgan Chase	CHF	2,170	2,211,000	2,208,987	2,013	—
Expiring 10/26/18	Morgan Stanley	CHF	2,137	2,174,000	2,175,095	—	(1,095)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	252,324	7,729,225	7,585,910	143,315	—
Expiring 08/10/18	Citigroup Global Markets	THB	181,348	5,665,000	5,452,067	212,933	—
Expiring 08/10/18	Citigroup Global Markets	THB	139,783	4,393,000	4,202,454	190,546	—
Expiring 08/10/18	Citigroup Global Markets	THB	136,322	4,282,000	4,098,393	183,607	—
Expiring 08/10/18	Citigroup Global Markets	THB	87,340	2,723,000	2,625,807	97,193	—
Expiring 08/10/18	Citigroup Global Markets	THB	69,639	2,119,000	2,093,629	25,371	—
Expiring 08/10/18	Citigroup Global Markets	THB	64,944	2,023,000	1,952,495	70,505	—
Expiring 08/10/18	Citigroup Global Markets	THB	60,427	1,851,000	1,816,679	34,321	—
Expiring 08/10/18	Citigroup Global Markets	THB	54,898	1,652,000	1,650,448	1,552	—
Expiring 08/10/18	Citigroup Global Markets	THB	49,727	1,500,000	1,495,006	4,994	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	43,695	$ 1,336,000	$ 1,313,658	$ 22,342	$ —
Expiring 08/10/18	Citigroup Global Markets	THB	42,162	1,311,000	1,267,576	43,424	—
Expiring 08/10/18	Citigroup Global Markets	THB	42,119	1,321,000	1,266,283	54,717	—
Expiring 08/10/18	Citigroup Global Markets	THB	23,741	740,000	713,763	26,237	—
Expiring 08/10/18	Citigroup Global Markets	THB	21,541	674,800	647,610	27,190	—
Turkish Lira,
Expiring 09/11/18	Citigroup Global Markets	TRY	6,423	1,299,000	1,279,294	19,706	—
Expiring 09/11/18	Morgan Stanley	TRY	9,581	1,942,000	1,908,246	33,754	—
Expiring 09/11/18	Morgan Stanley	TRY	7,772	1,557,000	1,547,941	9,059	—
Expiring 09/11/18	Toronto Dominion	TRY	9,719	1,945,000	1,935,771	9,229	—
Expiring 10/31/18	JPMorgan Chase	TRY	3,661	726,000	713,833	12,167	—
Expiring 11/30/18	BNP Paribas	TRY	10,110	2,247,366	1,944,289	303,077	—
Expiring 11/30/18	BNP Paribas	TRY	2,664	727,000	512,411	214,589	—
Expiring 04/30/19	BNP Paribas	TRY	4,751	1,093,706	851,466	242,240	—
Expiring 04/30/19	BNP Paribas	TRY	914	210,240	163,728	46,512	—
Expiring 08/29/19	BNP Paribas	TRY	9,857	2,392,000	1,671,515	720,485	—
Expiring 08/29/19	Morgan Stanley	TRY	9,781	2,006,725	1,658,568	348,157	—
Expiring 12/24/19	BNP Paribas	TRY	13,966	3,000,000	2,260,123	739,877	—
Expiring 12/24/19	JPMorgan Chase	TRY	19,075	3,367,238	3,087,002	280,236	—
Expiring 01/31/20	JPMorgan Chase	TRY	28,531	4,984,414	4,545,483	438,931	—
Expiring 04/30/20	Citigroup Global Markets	TRY	17,501	2,708,903	2,684,050	24,853	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/30/20	Goldman Sachs & Co.	TRY	62,763	$ 10,884,000	$ 9,625,690	$ 1,258,310	$ —
Expiring 04/30/20	JPMorgan Chase	TRY	11,919	1,844,000	1,827,993	16,007	—
Expiring 06/30/20	Morgan Stanley	TRY	80,729	12,254,000	12,055,527	198,473	—
				$1,054,414,406	$1,052,187,293	11,366,495	(9,139,382)
						$18,805,465	$(21,413,329)

Cross currency exchange contracts outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/28/18	Buy	EUR	991	ZAR	15,544	$ —	$ (7,404)	BNP Paribas
09/28/18	Buy	ZAR	17,960	EUR	1,024	150,723	—	Citigroup Global Markets
10/26/18	Buy	EUR	1,535	CHF	1,780	—	(5,240)	Citigroup Global Markets
10/26/18	Buy	EUR	13,850	JPY	1,815,155	—	(28,391)	Toronto Dominion
02/28/19	Buy	EUR	1,536	TRY	8,215	313,418	—	JPMorgan Chase
04/30/19	Buy	EUR	2,559	TRY	12,437	833,584	—	BNP Paribas
04/30/19	Buy	TRY	17,481	EUR	3,132	—	(615,255)	Citigroup Global Markets
06/28/19	Buy	AUD	1,120	JPY	94,696	—	(35,228)	BNP Paribas
06/28/19	Buy	JPY	493,315	AUD	5,950	97,489	—	Morgan Stanley
11/27/19	Buy	EUR	2,122	ZAR	41,069	—	(349,280)	Citigroup Global Markets
11/27/19	Buy	ZAR	16,840	EUR	974	16,492	—	Deutsche Bank AG
12/30/19	Buy	EUR	1,930	ZAR	33,514	—	(26,549)	Deutsche Bank AG
12/30/19	Buy	ZAR	19,940	EUR	1,203	—	(51,183)	Morgan Stanley
01/31/20	Buy	AUD	4,212	JPY	327,609	80,790	—	Deutsche Bank AG
01/31/20	Buy	TRY	37,121	EUR	5,105	—	(352,213)	Goldman Sachs & Co.
01/31/20	Buy	EUR	2,420	TRY	14,760	619,023	—	Goldman Sachs & Co.
03/31/20	Buy	EUR	7,374	ZAR	124,584	318,516	—	Morgan Stanley
04/30/20	Buy	EUR	12,312	TRY	92,869	996,016	—	Goldman Sachs & Co.
11/30/20	Buy	JPY	382,815	AUD	4,906	7,368	—	Deutsche Bank AG
						$3,433,419	$(1,470,743)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	08/29/18	1.250%(M)	64	8.144%	$ 80	$—	$ 80	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/29/18	1.250%(M)	27	6.800%	34	—	34	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/29/18	1.250%(M)	18	6.780%	22	—	22	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	329	13.772%	411	—	411	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	197	1.701%	245	—	245	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	91	*	114	—	114	Goldman Sachs & Co.
Chase Mortgage	08/30/18	1.250%(M)	343	*	83	—	83	Goldman Sachs & Co.
Citibank Mortgage	08/30/18	1.250%(M)	164	5.019%	205	—	205	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	81	6.940%	101	—	101	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	63	4.670%	79	—	79	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	29	4.180%	36	—	36	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	21	*	26	—	26	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	97	*	121	—	121	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	92	4.550%	115	—	115	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	87	19.740%	109	—	109	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	77	4.550%	96	—	96	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	69	6.780%	86	—	86	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	51	2.439%	64	—	64	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	39	*	49	—	49	Goldman Sachs & Co.

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	08/29/18	1.250%(M)	36	*	$ 45	$—	$ 45	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	32	*	40	—	40	Goldman Sachs & Co.
Equity One Home Equity	08/30/18	1.250%(M)	263	*	328	—	328	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/29/18	1.250%(M)	151	*	188	—	188	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/29/18	1.250%(M)	77	*	96	—	96	Goldman Sachs & Co.
First Franklin Home Equity	08/30/18	1.250%(M)	113	*	27	—	27	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	211	5.409%	263	—	263	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	57	7.460%	71	—	71	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	50	4.691%	62	—	62	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	41	*	51	—	51	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	39	*	49	—	49	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/29/18	1.250%(M)	111	*	139	—	139	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/29/18	1.250%(M)	92	*	115	—	115	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/29/18	1.250%(M)	22	*	27	—	27	Goldman Sachs & Co.
Lehman Home Equity	08/30/18	1.250%(M)	257	12.435%	321	—	321	Goldman Sachs & Co.
Long Beach Home Equity	08/30/18	1.250%(M)	242	30.934%	302	—	302	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	137	*	171	—	171	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	86	*	107	—	107	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	47	*	59	—	59	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	40	*	50	—	50	Goldman Sachs & Co.

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	24	2.553%	$ 30	$—	$ 30	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	20	10.400%	25	—	25	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/18	1.250%(M)	130	1.498%	163	—	163	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/18	1.250%(M)	128	*	160	—	160	Goldman Sachs & Co.
New Century Home Equity	08/30/18	1.250%(M)	257	14.745%	321	—	321	Goldman Sachs & Co.
New Century Home Equity	08/30/18	1.250%(M)	132	*	164	—	164	Goldman Sachs & Co.
Option One Home Equity	08/30/18	1.250%(M)	397	*	495	—	495	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	08/29/18	1.250%(M)	31	6.780%	39	—	39	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	08/29/18	1.250%(M)	19	*	24	—	24	Goldman Sachs & Co.
					$6,008	$—	$6,008

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	2,000	$ 124,489	$ 132,016	$ (7,527)	Barclays Capital Group
Assured Guaranty Corp.	09/20/20	5.000%(Q)		300	(30,437)	(16,607)	(13,830)	Credit Suisse First Boston Corp.
Bank of China Ltd.	06/20/21	1.000%(Q)		1,900	(33,866)	42,740	(76,606)	Deutsche Bank AG
Central Bank of Tunisia	12/20/22	1.000%(Q)		700	52,838	70,893	(18,055)	Barclays Capital Group
China Development Bank Corp.	06/20/21	1.000%(Q)		1,900	(34,541)	26,990	(61,531)	Deutsche Bank AG
Kingdom of Spain	06/20/19	1.000%(Q)		700	(6,040)	(2,987)	(3,053)	Deutsche Bank AG
Republic of Ireland	06/20/19	1.000%(Q)		700	(6,468)	(10,230)	3,762	Deutsche Bank AG
Republic of Italy	06/20/19	1.000%(Q)		900	(3,616)	5,740	(9,356)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)		14,270	171,049	203,721	(32,672)	Citigroup Global Markets
Republic of Italy	06/20/23	1.000%(Q)	EUR	12,700	451,131	130,775	320,356	Barclays Capital Group

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Italy	06/20/23	1.000%(Q)	EUR	10,455	$ 371,384	$ 148,824	$222,560	Barclays Capital Group
Republic of Italy	06/20/23	1.000%(Q)		3,700	44,351	59,330	(14,979)	Citigroup Global Markets
Republic of Italy	06/20/28	1.000%(Q)	EUR	5,145	445,182	318,815	126,367	Barclays Capital Group
Republic of Portugal	06/20/19	1.000%(Q)		400	(2,989)	12,675	(15,664)	Deutsche Bank AG
United Mexican States	06/20/23	1.000%(Q)		4,000	20,842	27,839	(6,997)	Citigroup Global Markets
					$1,563,309	$1,150,534	$412,775

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	1,300	1.907%	$ (8,827)	$ (3,738)	$ (5,089)	Citigroup Global Markets
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.281%	22,073	16,516	5,557	Barclays Capital Group
Federation of Malaysia	12/20/19	1.000%(Q)	2,000	0.281%	22,073	16,034	6,039	Hong Kong & Shanghai Bank
Federation of Russia	12/20/21	1.000%(Q)	3,000	1.044%	(705)	(178,671)	177,966	Barclays Capital Group
Generalitat de Cataluna	12/20/22	1.000%(Q)	2,960	2.537%	(171,066)	(441,384)	270,318	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	410	3.114%	(29,543)	(70,771)	41,228	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	200	3.114%	(14,411)	(35,500)	21,089	Goldman Sachs & Co.
Hellenic Republic	12/20/22	1.000%(Q)	500	3.291%	(43,307)	(49,578)	6,271	Citigroup Global Markets
Hellenic Republic	06/20/23	1.000%(Q)	300	3.430%	(30,113)	(29,345)	(768)	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	1,000	3.593%	(124,059)	(216,250)	92,191	Barclays Capital Group
Kingdom of Belgium	03/20/20	1.000%(Q)	3,000	0.063%	48,967	(14,501)	63,468	JPMorgan Chase
Kingdom of Belgium	12/20/24	1.000%(Q)	3,500	0.286%	149,711	20,902	128,809	Hong Kong & Shanghai Bank

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Belgium	06/20/26	1.000%(Q)	4,000	0.340%	$ 189,497	$ 102,239	$ 87,258	Barclays Capital Group
Kingdom of Denmark	06/20/26	0.250%(Q)	1,000	0.201%	3,745	(16,628)	20,373	Goldman Sachs & Co.
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	1,900	0.548%	29,997	(38,725)	68,722	Barclays Capital Group
Kingdom of Spain	09/20/20	1.000%(Q)	2,500	0.385%	35,024	916	34,108	Barclays Capital Group
Kingdom of Spain	06/20/21	1.000%(Q)	700	0.300%	14,474	(7,647)	22,121	Deutsche Bank AG
Kingdom of Spain	09/20/21	1.000%(Q)	1,500	0.320%	32,511	18,280	14,231	Hong Kong & Shanghai Bank
Kingdom of Spain	06/20/23	1.000%(Q)	42,665	0.656%	711,429	453,981	257,448	Bank of America
Kingdom of Spain	06/20/24	1.000%(Q)	700	0.514%	19,096	(25,398)	44,494	Deutsche Bank AG
Kingdom of Sweden	06/20/26	0.250%(Q)	1,000	0.174%	5,652	(15,719)	21,371	Goldman Sachs & Co.
Kingdom of Thailand	12/20/21	1.000%(Q)	2,100	0.294%	50,586	3,012	47,574	Barclays Capital Group
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	4,250	1.418%	(27,599)	(27,517)	(82)	Citigroup Global Markets
People’s Republic of China	06/20/19	1.000%(Q)	650	0.113%	5,865	603	5,262	Hong Kong & Shanghai Bank
People’s Republic of China	12/20/19	1.000%(Q)	2,000	0.187%	24,684	20,408	4,276	Citigroup Global Markets
People’s Republic of China	12/20/19	1.000%(Q)	1,000	0.187%	12,342	10,204	2,138	Hong Kong & Shanghai Bank
People’s Republic of China	06/20/21	1.000%(Q)	4,000	0.333%	78,992	(45,657)	124,649	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	1,500	0.409%	30,476	(4,230)	34,706	Barclays Capital Group
People’s Republic of China	12/20/21	1.000%(Q)	1,600	0.409%	32,508	(5,233)	37,741	Citigroup Global Markets

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
People’s Republic of China	03/20/22	1.000%(Q)	1,000	0.438%	$ 20,593	$ (17,210)	$ 37,803	Deutsche Bank AG
People’s Republic of China	03/20/22	1.000%(Q)	2,000	0.438%	41,185	(21,993)	63,178	Goldman Sachs & Co.
Petroleos Mexicanos	09/20/21	1.000%(Q)	2,500	1.609%	(42,154)	(70,058)	27,904	Goldman Sachs & Co.
Republic of Brazil	09/20/18	1.000%(Q)	1,000	0.599%	1,731	(44,239)	45,970	Barclays Capital Group
Republic of Brazil	09/20/18	1.000%(Q)	2,000	0.599%	3,462	4,691	(1,229)	BNP Paribas
Republic of Chile	12/20/21	1.000%(Q)	2,500	0.316%	58,476	2,887	55,589	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	2,000	0.724%	20,158	(41,036)	61,194	Hong Kong & Shanghai Bank
Republic of Colombia	06/20/23	1.000%(Q)	5,000	1.055%	(6,564)	3,547	(10,111)	Deutsche Bank AG
Republic of Colombia	12/20/26	1.000%(Q)	1,000	1.683%	(46,966)	(91,188)	44,222	Citigroup Global Markets
Republic of France	03/20/19	0.250%(Q)	1,200	0.057%	1,825	(14,962)	16,787	Deutsche Bank AG
Republic of France	12/20/19	0.250%(Q)	2,500	0.097%	5,985	(15,171)	21,156	Goldman Sachs & Co.
Republic of France	12/20/19	0.250%(Q)	7,000	0.097%	16,757	(107,630)	124,387	Hong Kong & Shanghai Bank
Republic of France	03/20/20	0.250%(Q)	3,000	0.078%	9,212	(188,678)	197,890	JPMorgan Chase
Republic of Hungary	06/20/22	1.000%(Q)	3,550	0.657%	48,900	(22,288)	71,188	Citigroup Global Markets
Republic of Indonesia	09/20/18	1.000%(Q)	2,200	0.183%	5,100	(122,244)	127,344	Deutsche Bank AG
Republic of Indonesia	12/20/18	1.000%(Q)	1,200	0.186%	5,221	(70,888)	76,109	Goldman Sachs & Co.
Republic of Indonesia	06/20/23	1.000%(Q)	13,885	1.121%	(59,040)	(86,239)	27,199	Citigroup Global Markets
Republic of Ireland	06/20/21	1.000%(Q)	700	0.147%	17,507	3,082	14,425	Deutsche Bank AG
Republic of Ireland	06/20/23	1.000%(Q)	4,080	0.307%	133,745	48,193	85,552	Goldman Sachs & Co.
Republic of Ireland	06/20/24	1.000%(Q)	700	0.266%	28,669	(8,906)	37,575	Deutsche Bank AG

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ireland	06/20/24	1.000%(Q)	4,000	0.365%	$ 141,858	$ 86,119	$ 55,739	JPMorgan Chase
Republic of Ireland	12/20/26	1.000%(Q)	2,000	0.476%	79,258	5,096	74,162	Goldman Sachs & Co.
Republic of Ireland	12/20/26	1.000%(Q)	3,100	0.476%	122,849	(2,639)	125,488	JPMorgan Chase
Republic of Ireland	06/20/27	1.000%(Q)	2,800	0.494%	112,381	70,831	41,550	Morgan Stanley
Republic of Italy	06/20/20	1.000%(Q)	6,000	1.588%	(57,273)	(14,463)	(42,810)	Hong Kong & Shanghai Bank
Republic of Italy	09/20/20	1.000%(Q)	1,500	1.674%	(18,954)	(13,249)	(5,705)	Barclays Capital Group
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.974%	(93,400)	(108,518)	15,118	Goldman Sachs & Co.
Republic of Italy	03/20/22	1.000%(Q)	3,000	1.974%	(93,400)	(108,435)	15,035	JPMorgan Chase
Republic of Italy	06/20/23	1.000%(Q)	18,300	2.141%	(871,356)	(1,034,270)	162,914	Bank of America
Republic of Italy	06/20/23	1.000%(Q)	15,000	2.141%	(714,227)	(336,767)	(377,460)	Barclays Capital Group
Republic of Italy	06/20/23	1.000%(Q)	14,270	2.141%	(679,468)	(743,396)	63,928	Citigroup Global Markets
Republic of Italy	06/20/23	1.000%(Q)	3,700	2.141%	(176,176)	(198,807)	22,631	Citigroup Global Markets
Republic of Italy	06/20/23	1.000%(Q)	13,405	2.141%	(638,280)	(544,049)	(94,231)	Morgan Stanley
Republic of Italy	06/20/23	1.000%(Q)	4,000	2.141%	(190,460)	—	(190,460)	Morgan Stanley
Republic of Italy	06/20/24	1.000%(Q)	900	1.379%	(16,590)	(50,860)	34,270	Deutsche Bank AG
Republic of Italy	06/20/26	1.000%(Q)	5,000	2.347%	(413,914)	(371,094)	(42,820)	BNP Paribas
Republic of Italy	12/20/26	1.000%(Q)	400	2.365%	(35,124)	(36,893)	1,769	Hong Kong & Shanghai Bank
Republic of Kazakhstan	06/20/23	1.000%(Q)	7,695	0.808%	75,976	—	75,976	Citigroup Global Markets
Republic of Panama	12/20/20	1.000%(Q)	5,500	0.270%	99,920	(206,536)	306,456	JPMorgan Chase
Republic of Panama	06/20/22	1.000%(Q)	5,000	0.443%	108,570	43,318	65,252	Citigroup Global Markets
Republic of Peru	03/20/22	1.000%(Q)	3,000	0.540%	51,205	(105,928)	157,133	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%(Q)	1,700	0.335%	25,618	(8,269)	33,887	JPMorgan Chase
Republic of Philippines	12/20/20	1.000%(Q)	750	0.372%	11,816	(42)	11,858	Deutsche Bank AG
Republic of Philippines	09/20/21	1.000%(Q)	1,000	0.477%	16,914	(15,838)	32,752	Hong Kong & Shanghai Bank

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Philippines	03/20/22	1.000%(Q)	1,000	0.554%	$ 16,546	$ (17,210)	$ 33,756	Deutsche Bank AG
Republic of Portugal	09/20/20	1.000%(Q)	1,500	0.596%	14,355	(53,625)	67,980	Goldman Sachs & Co.
Republic of Portugal	06/20/21	1.000%(Q)	700	0.502%	10,493	(44,567)	55,060	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)	29,930	0.985%	55,627	(109,380)	165,007	Goldman Sachs & Co.
Republic of Portugal	06/20/24	1.000%(Q)	400	0.836%	3,936	(39,789)	43,725	Deutsche Bank AG
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.682%	19,994	29,723	(9,729)	BNP Paribas
Republic of Slovenia	06/20/24	1.000%(Q)	900	0.929%	4,478	(69,737)	74,215	Hong Kong & Shanghai Bank
Republic of South Africa	12/20/18	1.000%(Q)	1,200	0.567%	3,431	(64,857)	68,288	Goldman Sachs & Co.
Republic of South Africa	06/20/23	1.000%(Q)	5,000	1.810%	(172,813)	(123,048)	(49,765)	Deutsche Bank AG
Republic of Turkey	03/20/20	1.000%(Q)	2,000	2.497%	(44,899)	(76,305)	31,406	JPMorgan Chase
Republic of Uruguay	06/20/21	1.000%(Q)	400	1.594%	(6,013)	(5,623)	(390)	Citigroup Global Markets
Russian Federation	12/20/21	1.000%(Q)	8,525	1.044%	(2,004)	(491,509)	489,505	Barclays Capital Group
Russian Federation	12/20/22	1.000%(Q)	7,350	1.229%	(59,612)	(17,626)	(41,986)	Citigroup Global Markets
Russian Federation	06/20/23	1.000%(Q)	1,640	1.319%	(21,383)	(32,044)	10,661	BNP Paribas
Russian Federation	06/20/23	1.000%(Q)	7,000	1.319%	(91,268)	(115,750)	24,482	Morgan Stanley
Russian Federation	06/20/23	1.000%(Q)	4,000	1.319%	(52,153)	(79,215)	27,062	Morgan Stanley
Russian Federation	12/20/26	1.000%(Q)	1,200	1.828%	(67,707)	(131,616)	63,909	Barclays Capital Group
State of Illinois	12/20/22	1.000%(Q)	2,725	1.702%	(71,620)	(110,629)	39,009	Citigroup Global Markets
State of Illinois	12/20/24	1.000%(Q)	2,800	2.147%	(163,950)	(195,658)	31,708	Goldman Sachs & Co.

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
State of Illinois	06/20/28	1.000%(Q)	1,000	2.602%	$ (108,060)	$ (115,737)	$ 7,677	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	5,000	1.142%	(26,052)	(7,083)	(18,969)	Deutsche Bank AG
					$(2,577,057)	$(6,989,701)	$4,412,644

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)		4,405	$ (259,604)	$ (336,451)	$ (76,847)
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)		12,916	(6,615)	(7,823)	(1,208)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)		69,220	(1,078,698)	(1,389,015)	(310,317)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	15,525	(8,029)	(35,249)	(27,220)
					$(1,352,946)	$(1,768,538)	$(415,592)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2018(4)	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
iTraxx.XO.28.V1	12/20/22	5.000%(Q)	EUR	17,000	2.473%	$2,273,634	$2,156,346	$(117,288)
iTraxx.XO.29.V1	06/20/23	5.000%(Q)	EUR	47,145	2.825%	5,153,925	5,605,620	451,695
						$7,427,559	$7,761,966	$ 334,407

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	10,670	1.327%	$(112,742)	$(459,877)	$347,135	Citigroup Global Markets
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	*	55,692	(28,411)	84,103	JPMorgan Chase
					$ (57,050)	$(488,288)	$431,238
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Currency swap agreements outstanding at July 31, 2018:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
2,612	3 Month LIBOR(Q)	CAD	3,460	3 Month Canadian Banker’s Acceptance minus 16.25 bps(Q)	Goldman Sachs & Co.	10/17/18	$(47,062)	$—	$(47,062)
885	3 Month LIBOR plus 62.75 bps(Q)	JPY	100,000	0.070%(S)	Citigroup Global Markets	09/07/21	(1,608)	—	$ (1,608)
							$(48,670)	$—	$(48,670)

Forward rate agreements outstanding at July 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements(^):
17,675	07/16/19	2.180%(T)	CM MUNI 5 Year(1)(T)	$ 70,002	$—	$ 70,002	Citigroup Global Markets
17,675	07/16/19	3.145%(T)	CM MUNI 30 Year(2)(T)	(133,257)	—	(133,257)	Citigroup Global Markets
98,900	08/29/18	—(3)	—(3)	(1,655)	—	(1,655)	Citigroup Global Markets
				$ (64,910)	$—	$ (64,910)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 Year CMT minus 1.168% upon termination.

Inflation swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	3,590	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$ —	$ (49,173)	$ (49,173)
EUR	5,210	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(68,273)	(68,273)
EUR	17,225	03/15/23	1.345%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(124,558)	(124,558)
EUR	14,000	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	—	(5,083)	(5,083)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
EUR	14,000	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$ —	$ (4,855)	$ (4,855)
EUR	1,800	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	35,281	35,281
EUR	2,535	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	45,003	45,003
EUR	8,525	03/15/28	1.512%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	82,506	82,506
GBP	2,290	07/15/28	3.360%(T)	U.K. Retail Price Index(2)(T)	—	(10,318)	(10,318)
GBP	1,460	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	(4,365)	21,843	26,208
GBP	615	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(2,562)	(2,562)
GBP	210	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	13,375	13,375
GBP	300	08/15/57	3.363%(T)	U.K. Retail Price Index(1)(T)	—	(6,326)	(6,326)
GBP	130	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(13,405)	(13,405)
GBP	200	07/15/68	3.243%(T)	U.K. Retail Price Index(1)(T)	—	26,583	26,583
	6,000	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(36,000)	(155,678)	(119,678)
					$(40,365)	$(215,640)	$(175,275)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,240	10/27/21	2.172%(S)	6 Month BBSW(2)(S)	$ (230)	$ (9,047)	$ (8,817)
AUD	4,000	09/21/22	3.830%(S)	6 Month BBSW(2)(S)	(72,198)	184,946	257,144
AUD	7,580	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	—	36,318	36,318
AUD	32,970	06/21/23	2.532%(S)	6 Month BBSW(1)(S)	(10,234)	(42,095)	(31,861)
AUD	1,000	05/02/26	2.650%(S)	6 Month BBSW(2)(S)	121	(2,445)	(2,566)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
AUD	2,700	06/06/27	2.661%(S)	6 Month BBSW(2)(S)	$ —	$ (17,568)	$ (17,568)
AUD	5,835	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	—	78,231	78,231
AUD	1,600	07/28/32	3.137%(S)	6 Month BBSW(2)(S)	—	22,363	22,363
AUD	2,000	12/19/32	4.422%(S)	6 Month BBSW(2)(S)	(5,183)	264,202	269,385
AUD	4,780	07/10/33	2.987%(S)	6 Month BBSW(2)(S)	—	(4,951)	(4,951)
BRL	21,968	01/04/21	7.910%(T)	1 Day BROIS(2)(T)	—	(105,259)	(105,259)
BRL	44,920	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(491,433)	(491,433)
BRL	38,848	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	623,594	623,594
BRL	44,455	01/04/21	11.180%(T)	1 Day BROIS(2)(T)	—	1,240,007	1,240,007
BRL	13,453	01/03/22	10.360%(T)	1 Day BROIS(2)(T)	—	98,626	98,626
BRL	5,231	01/02/23	10.400%(T)	1 Day BROIS(2)(T)	—	60,095	60,095
BRL	76,306	01/02/23	10.465%(T)	1 Day BROIS(2)(T)	—	248,002	248,002
BRL	5,783	01/02/23	10.470%(T)	1 Day BROIS(2)(T)	—	73,021	73,021
BRL	18,649	01/02/23	11.061%(T)	1 Day BROIS(2)(T)	—	217,355	217,355
BRL	26,379	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	(528,928)	(528,928)
BRL	25,280	01/02/25	9.560%(T)	1 Day BROIS(2)(T)	—	(462,701)	(462,701)
BRL	31,910	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	(301,404)	(301,404)
BRL	7,002	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	(47,132)	(47,132)
BRL	18,750	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(102,906)	(102,906)
BRL	30,470	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	176,287	176,287

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	22,000	10/19/18	0.955%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$ 152	$ (70,980)	$ (71,132)
CAD	41,460	10/26/18	0.910%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	171	(139,986)	(140,157)
CAD	31,070	12/22/18	1.180%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	33,376	(83,343)	(116,719)
CAD	15,000	02/08/19	1.070%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	140	(92,993)	(93,133)
CAD	134,535	07/26/19	1.605%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(214,183)	(605,646)	(391,463)
CAD	28,155	01/09/20	1.716%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(66,077)	(182,261)	(116,184)
CAD	3,550	03/07/21	0.983%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	124	(110,022)	(110,146)
CAD	20,550	12/22/21	1.560%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	(63,050)	498,834	561,884
CAD	7,930	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	242,005	242,005
CAD	4,200	08/17/22	2.370%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(22,600)	(14,753)	7,847

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	1,500	04/22/26	1.670%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	$ 127	$ (82,912)	$ (83,039)
CAD	3,070	06/25/30	2.651%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	83,226	(30,138)	(113,364)
CAD	4,325	03/26/33	2.718%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(92)	(32,276)	(32,184)
CAD	1,500	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(41)	(107,504)	(107,463)
CAD	2,165	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(35,278)	(35,278)
CAD	1,495	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(118,690)	(134,285)	(15,595)
CAD	1,732	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	45,160	45,160
CHF	2,400	10/21/21	(0.522)%(A)	6 Month CHF LIBOR(2)(S)	162	(22,040)	(22,202)
CHF	800	10/17/31	0.033%(A)	6 Month CHF LIBOR(2)(S)	163	(69,496)	(69,659)
CHF	700	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	(7,209)	(7,209)
CHF	6,230	10/05/37	—(3)	—(3)	—	4,684	4,684
COP	25,830,000	07/19/28	6.150%(Q)	1 Day COOIS(2)(Q)	—	(24,684)	(24,684)
COP	2,076,000	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	860	325	(535)
CZK	213,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(401,424)	(401,424)
CZK	193,410	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(390,684)	(390,684)
CZK	250,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	—	(181,113)	(181,113)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CZK	108,675	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	$ —	$ 346,195	$ 346,195
CZK	98,760	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	367,955	367,955
DKK	15,000	01/27/20	0.385%(A)	6 Month CIBOR(2)(S)	30	21,387	21,357
DKK	20,900	10/17/21	0.185%(A)	6 Month CIBOR(2)(S)	(59,047)	7,581	66,628
DKK	13,600	05/04/25	0.825%(A)	6 Month CIBOR(2)(S)	38	21,124	21,086
DKK	5,000	08/29/26	0.580%(A)	6 Month CIBOR(2)(S)	28	(13,584)	(13,612)
DKK	1,300	10/21/26	0.673%(A)	6 Month CIBOR(2)(S)	23	(2,465)	(2,488)
DKK	13,000	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	41,554	41,554
DKK	1,865	06/22/27	0.987%(A)	6 Month CIBOR(2)(S)	—	850	850
EUR	2,300	09/01/18	0.174%(A)	6 Month EURIBOR(2)(S)	173	8,453	8,280
EUR	4,000	10/26/18	(0.189)%(A)	6 Month EURIBOR(2)(S)	173	(2,427)	(2,600)
EUR	830	07/02/19	0.656%(A)	6 Month EURIBOR(2)(S)	170	8,905	8,735
EUR	26,226	09/08/19	(0.195)%(A)	6 Month EURIBOR(2)(S)	—	(1,884)	(1,884)
EUR	1,000	05/29/20	0.373%(A)	6 Month EURIBOR(2)(S)	171	12,976	12,805
EUR	610	07/02/21	0.994%(A)	6 Month EURIBOR(2)(S)	170	21,550	21,380
EUR	700	08/14/21	0.841%(A)	3 Month EURIBOR(2)(Q)	172	29,467	29,295
EUR	650	03/02/22	0.072%(A)	6 Month EURIBOR(2)(S)	(63,289)	69	63,358
EUR	8,200	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(25,481)	(25,481)
EUR	21,000	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	(2,974)	(2,974)
EUR	76,965	05/11/23	0.390%(A)	6 Month EURIBOR(1)(S)	(223,507)	(526,789)	(303,282)
EUR	24,776	05/15/23	0.224%(A)	1 Day EONIA(2)(A)	—	108,082	108,082

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	35,000	05/15/23	0.266%(A)	6 Month EURIBOR(2)(S)	$ —	$ (92,682)	$ (92,682)
EUR	1,410	05/12/25	0.895%(A)	6 Month EURIBOR(2)(S)	184	39,316	39,132
EUR	17,940	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	307	213,481	213,174
EUR	5,340	09/08/27	0.770%(A)	6 Month EURIBOR(2)(S)	—	2,920	2,920
EUR	2,000	03/04/29	2.302%(A)	6 Month EURIBOR(2)(S)	245,068	339,775	94,707
EUR	1,000	06/04/29	2.002%(A)	6 Month EURIBOR(2)(S)	177	125,459	125,282
EUR	1,360	11/11/29	1.453%(A)	6 Month EURIBOR(2)(S)	175	86,694	86,519
EUR	1,800	01/14/30	1.022%(A)	6 Month EURIBOR(2)(S)	180	748	568
EUR	2,000	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(76,215)	(82,220)	(6,005)
EUR	700	04/07/31	0.819%(A)	6 Month EURIBOR(2)(S)	178	(31,165)	(31,343)
EUR	450	05/03/31	1.047%(A)	6 Month EURIBOR(2)(S)	178	(5,836)	(6,014)
EUR	1,500	07/04/31	0.672%(A)	6 Month EURIBOR(2)(S)	181	(108,131)	(108,312)
EUR	570	08/02/31	0.584%(A)	6 Month EURIBOR(2)(S)	174	(44,777)	(44,951)
EUR	1,500	08/26/31	0.562%(A)	6 Month EURIBOR(2)(S)	184	(125,597)	(125,781)
EUR	700	09/09/31	0.558%(A)	6 Month EURIBOR(2)(S)	176	(59,657)	(59,833)
EUR	600	10/04/31	0.593%(A)	6 Month EURIBOR(2)(S)	175	(48,981)	(49,156)
EUR	1,700	12/14/31	1.217%(A)	6 Month EURIBOR(2)(S)	176	19,240	19,064
EUR	1,850	12/19/31	1.159%(A)	6 Month EURIBOR(2)(S)	565	3,669	3,104
EUR	2,300	12/19/31	1.161%(A)	6 Month EURIBOR(2)(S)	(14,198)	5,496	19,694
EUR	2,600	12/27/31	1.082%(A)	6 Month EURIBOR(2)(S)	13,246	(28,230)	(41,476)
EUR	6,400	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	219	12,727	12,508

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	4,680	03/29/32	1.169%(A)	6 Month EURIBOR(2)(S)	$ 1,893	$ (9,436)	$ (11,329)
EUR	1,400	04/04/32	1.145%(A)	6 Month EURIBOR(2)(S)	—	(9,050)	(9,050)
EUR	2,000	04/10/32	1.105%(A)	6 Month EURIBOR(2)(S)	—	(26,196)	(26,196)
EUR	4,150	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(101,776)	(66,549)	35,227
EUR	7,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(68,585)	(479,856)	(411,271)
EUR	6,200	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	39,508	39,508
EUR	6,200	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(37,947)	(37,947)
EUR	3,050	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	60,632	60,632
EUR	3,500	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(155,995)	(149,234)	6,761
EUR	410	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	26,513	22,290	(4,223)
EUR	3,135	12/28/35	1.559%(A)	6 Month EURIBOR(2)(S)	48,090	135,184	87,094
EUR	700	06/02/36	1.072%(A)	6 Month EURIBOR(2)(S)	180	(42,753)	(42,933)
EUR	600	09/26/36	0.749%(A)	6 Month EURIBOR(2)(S)	177	(72,570)	(72,747)
EUR	600	09/28/36	0.729%(A)	6 Month EURIBOR(2)(S)	179	(75,127)	(75,306)
EUR	1,000	11/02/36	0.958%(A)	6 Month EURIBOR(2)(S)	180	(80,469)	(80,649)
EUR	1,500	02/02/37	1.355%(A)	6 Month EURIBOR(2)(S)	189	(5,706)	(5,895)
EUR	23,700	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	139,560	139,560
EUR	23,700	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(6,141)	(108,780)	(102,639)
EUR	6,720	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	43,710	43,710
EUR	6,720	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(40,867)	(40,867)
EUR	3,190	05/11/42	1.350%(A)	6 Month EURIBOR(2)(S)	(188,100)	(104,147)	83,953

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,235	07/04/42	1.001%(A)	6 Month EURIBOR(2)(S)	$(143,527)	$ (150,392)	$ (6,865)
EUR	1,530	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	17,810	17,810
EUR	7,380	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	19,116	19,116
EUR	7,380	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(21,802)	(21,802)
EUR	5,000	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(25,417)	(25,417)
EUR	5,000	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	22,951	22,951
GBP	690	06/30/19	2.165%(S)	6 Month GBP LIBOR(2)(S)	204	11,252	11,048
GBP	850	08/04/19	0.109%(A)	1 Day SONIA(1)(A)	200	10,508	10,308
GBP	1,500	03/02/20	0.338%(A)	1 Day SONIA(1)(A)	—	16,597	16,597
GBP	510	06/30/21	2.468%(S)	6 Month GBP LIBOR(2)(S)	203	25,176	24,973
GBP	18,480	07/24/23	1.325%(S)	6 Month GBP LIBOR(1)(S)	(1,604)	66,206	67,810
GBP	2,260	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	(13,129)	74,975	88,104
GBP	4,100	09/07/25	1.075%(S)	6 Month GBP LIBOR(1)(S)	198	142,822	142,624
GBP	2,580	12/13/26	1.382%(S)	6 Month GBP LIBOR(1)(S)	214	38,085	37,871
GBP	10,740	06/23/31	1.618%(S)	6 Month GBP LIBOR(2)(S)	369	(43,678)	(44,047)
GBP	4,430	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	235	(83,943)	(84,178)
GBP	2,100	12/22/31	1.533%(S)	6 Month GBP LIBOR(2)(S)	3,696	(40,474)	(44,170)
GBP	2,780	02/27/32	1.374%(S)	6 Month GBP LIBOR(2)(S)	16,473	(121,552)	(138,025)
GBP	7,960	05/08/32	1.323%(S)	6 Month GBP LIBOR(2)(S)	(298,360)	(438,914)	(140,554)
GBP	3,500	05/15/32	1.398%(S)	6 Month GBP LIBOR(2)(S)	20,278	(149,133)	(169,411)
GBP	8,500	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	(19,196)	(32,220)	(13,024)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	2,200	05/08/33	1.300%(S)	6 Month GBP LIBOR(2)(S)	$(128,524)	$ (142,753)	$ (14,229)
GBP	1,000	04/21/36	1.786%(S)	6 Month GBP LIBOR(2)(S)	87,073	21,874	(65,199)
GBP	3,620	12/13/36	1.643%(S)	6 Month GBP LIBOR(2)(S)	43,692	(36,291)	(79,983)
GBP	1,500	05/08/37	1.450%(S)	6 Month GBP LIBOR(2)(S)	(79)	(78,826)	(78,747)
GBP	3,810	06/23/46	1.626%(S)	6 Month GBP LIBOR(1)(S)	244	64,852	64,608
GBP	1,010	12/13/46	1.615%(S)	6 Month GBP LIBOR(1)(S)	213	20,127	19,914
GBP	9,670	12/21/46	1.551%(S)	6 Month GBP LIBOR(1)(S)	(33,189)	385,533	418,722
GBP	2,320	05/08/47	1.400%(S)	6 Month GBP LIBOR(1)(S)	177,430	201,231	23,801
GBP	2,000	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(73,491)	(4,916)	68,575
HUF	11,800,000	06/21/20	1.400%(A)	3 Month BUBOR(2)(Q)	—	89,539	89,539
HUF	2,698,000	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(4,846)	37,892	42,738
HUF	3,017,210	05/04/22	1.360%(A)	6 Month BUBOR(2)(S)	—	(14,947)	(14,947)
HUF	375,000	09/09/23	1.365%(A)	6 Month BUBOR(2)(S)	(32,218)	(16,203)	16,015
HUF	370,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	16,300	(11,418)	(27,718)
HUF	1,667,000	12/23/26	3.755%(A)	6 Month BUBOR(2)(S)	41	104,359	104,318
HUF	900,000	04/18/28	2.035%(A)	6 Month BUBOR(2)(S)	—	(171,159)	(171,159)
HUF	6,237,270	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(28,471)	(28,471)
INR	301,000	12/05/22	6.550%(S)	1 Day MIBOR(2)(S)	—	(85,783)	(85,783)
INR	608,000	05/09/23	6.820%(S)	1 Day MIBOR(2)(S)	—	(91,825)	(91,825)
INR	424,000	05/16/23	7.020%(S)	1 Day MIBOR(2)(S)	—	10,451	10,451
JPY	32,800	07/04/21	(0.156)%(S)	6 Month JPY LIBOR(2)(S)	(15,013)	(1,937)	13,076

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	500,000	10/25/21	(0.047)%(S)	6 Month JPY LIBOR(2)(S)	$ 22	$ (18,272)	$ (18,294)
JPY	320,000	01/29/22	0.316%(S)	6 Month JPY LIBOR(2)(S)	16	23,830	23,814
JPY	4,084,000	05/11/23	0.130%(S)	6 Month JPY LIBOR(1)(S)	(6,853)	(34,846)	(27,993)
JPY	102,400	10/25/23	(0.015)%(S)	6 Month JPY LIBOR(2)(S)	(87,716)	(7,034)	80,682
JPY	3,276,010	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(53,956)	(85,804)	(31,848)
JPY	140,000	09/21/26	0.098%(S)	6 Month JPY LIBOR(2)(S)	(169,999)	(15,205)	154,794
JPY	135,000	04/25/27	0.221%(S)	6 Month JPY LIBOR(2)(S)	—	(5,315)	(5,315)
JPY	716,800	04/16/28	1.235%(S)	6 Month JPY LIBOR(2)(S)	(61,410)	587,864	649,274
JPY	135,000	02/20/29	1.260%(S)	6 Month JPY LIBOR(2)(S)	49,803	120,258	70,455
JPY	50,000	04/02/29	1.287%(S)	6 Month JPY LIBOR(2)(S)	5	45,410	45,405
JPY	100,000	08/18/29	1.070%(S)	6 Month JPY LIBOR(2)(S)	10	71,216	71,206
JPY	100,000	08/28/29	1.042%(S)	6 Month JPY LIBOR(2)(S)	10	68,147	68,137
JPY	200,000	09/09/29	1.061%(S)	6 Month JPY LIBOR(2)(S)	(1,275)	139,654	140,929
JPY	655,000	09/29/29	1.064%(S)	6 Month JPY LIBOR(2)(S)	411,209	455,981	44,772
JPY	200,000	04/01/31	0.319%(S)	6 Month JPY LIBOR(2)(S)	26	(30,969)	(30,995)
JPY	215,000	05/06/31	0.354%(S)	6 Month JPY LIBOR(2)(S)	28	(26,674)	(26,702)
JPY	150,000	07/07/31	0.071%(S)	6 Month JPY LIBOR(2)(S)	15	(69,622)	(69,637)
JPY	256,500	08/15/31	0.223%(S)	6 Month JPY LIBOR(2)(S)	25	(74,166)	(74,191)
JPY	130,000	08/30/31	0.217%(S)	6 Month JPY LIBOR(2)(S)	14	(38,956)	(38,970)
JPY	120,000	09/08/31	0.316%(S)	6 Month JPY LIBOR(2)(S)	12	(22,100)	(22,112)
JPY	190,000	09/21/31	0.328%(S)	6 Month JPY LIBOR(2)(S)	27	(33,122)	(33,149)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	350,000	10/14/31	0.270%(S)	6 Month JPY LIBOR(2)(S)	$ 48	$ (87,195)	$ (87,243)
JPY	200,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	(3,525)	(3,525)
JPY	159,520	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	(1,448)	(1,448)
JPY	140,000	06/07/32	0.451%(S)	6 Month JPY LIBOR(2)(S)	—	(10,508)	(10,508)
JPY	71,000	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	—	(4,920)	(4,920)
JPY	160,000	11/14/32	2.390%(S)	6 Month JPY LIBOR(2)(S)	(26,599)	233,941	260,540
JPY	180,000	11/05/34	1.292%(S)	6 Month JPY LIBOR(2)(S)	85,259	178,395	93,136
JPY	70,000	12/03/34	1.265%(S)	6 Month JPY LIBOR(2)(S)	9	65,969	65,960
JPY	260,000	01/07/35	1.108%(S)	6 Month JPY LIBOR(2)(S)	31	182,989	182,958
JPY	50,000	01/22/35	0.950%(S)	6 Month JPY LIBOR(2)(S)	7	23,533	23,526
JPY	120,000	02/12/35	1.161%(S)	6 Month JPY LIBOR(2)(S)	15	98,567	98,552
JPY	320,000	02/24/35	1.200%(S)	6 Month JPY LIBOR(2)(S)	40	280,298	280,258
JPY	160,000	03/03/35	1.152%(S)	6 Month JPY LIBOR(2)(S)	20	128,347	128,327
JPY	90,000	02/04/36	0.816%(S)	6 Month JPY LIBOR(2)(S)	11	23,878	23,867
JPY	65,000	05/16/36	0.446%(S)	6 Month JPY LIBOR(2)(S)	9	(22,743)	(22,752)
JPY	110,000	05/27/36	0.460%(S)	6 Month JPY LIBOR(2)(S)	18	(36,504)	(36,522)
JPY	60,000	07/22/36	0.240%(S)	6 Month JPY LIBOR(2)(S)	11	(41,705)	(41,716)
JPY	300,000	10/04/36	0.363%(S)	6 Month JPY LIBOR(2)(S)	42	(153,159)	(153,201)
JPY	150,000	11/02/36	0.423%(S)	6 Month JPY LIBOR(2)(S)	21	(63,306)	(63,327)
JPY	400,000	12/14/36	0.723%(S)	6 Month JPY LIBOR(2)(S)	49	19,591	19,542
JPY	150,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	18	(12,730)	(12,748)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	250,000	01/06/37	0.675%(S)	6 Month JPY LIBOR(2)(S)	$ 30	$ (8,582)	$ (8,612)
JPY	275,500	02/15/37	0.729%(S)	6 Month JPY LIBOR(2)(S)	34	19,739	19,705
JPY	130,000	02/23/37	0.748%(S)	6 Month JPY LIBOR(2)(S)	17	13,117	13,100
JPY	100,000	03/02/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	(398)	(398)
JPY	273,000	03/09/37	0.701%(S)	6 Month JPY LIBOR(2)(S)	15,040	5,032	(10,008)
JPY	200,000	03/29/37	0.684%(S)	6 Month JPY LIBOR(2)(S)	—	(3,354)	(3,354)
JPY	94,310	05/08/37	0.623%(S)	6 Month JPY LIBOR(2)(S)	—	(12,442)	(12,442)
JPY	200,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	(5,100)	(5,100)
JPY	150,000	06/02/37	0.640%(S)	6 Month JPY LIBOR(2)(S)	—	(16,604)	(16,604)
JPY	80,000	06/19/37	0.625%(S)	6 Month JPY LIBOR(2)(S)	—	(11,251)	(11,251)
JPY	82,000	06/21/37	0.628%(S)	6 Month JPY LIBOR(2)(S)	—	(11,258)	(11,258)
JPY	125,000	06/30/37	0.629%(S)	6 Month JPY LIBOR(2)(S)	—	(17,266)	(17,266)
JPY	105,000	07/04/37	0.659%(S)	6 Month JPY LIBOR(2)(S)	—	(9,342)	(9,342)
JPY	285,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	(19,492)	(19,492)
JPY	117,300	08/02/37	0.683%(S)	6 Month JPY LIBOR(2)(S)	—	(3,431)	(3,431)
JPY	160,000	08/09/37	0.679%(S)	6 Month JPY LIBOR(2)(S)	—	(6,112)	(6,112)
JPY	500,000	09/04/37	0.663%(S)	6 Month JPY LIBOR(2)(S)	—	(36,834)	(36,834)
JPY	175,000	09/27/37	0.670%(S)	6 Month JPY LIBOR(2)(S)	—	(12,024)	(12,024)
JPY	300,000	11/02/37	0.734%(S)	6 Month JPY LIBOR(2)(S)	—	8,238	8,238
JPY	350,000	12/04/37	0.730%(S)	6 Month JPY LIBOR(2)(S)	—	3,806	3,806
JPY	570,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	26,708	26,708

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	224,000	01/11/38	0.831%(S)	6 Month JPY LIBOR(2)(S)	$ —	$ 38,229	$ 38,229
JPY	800,000	03/28/38	0.656%(S)	6 Month JPY LIBOR(2)(S)	—	(97,338)	(97,338)
JPY	1,000,000	04/04/38	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	(82,039)	(82,039)
JPY	675,000	04/06/38	0.655%(S)	6 Month JPY LIBOR(2)(S)	—	(85,616)	(85,616)
JPY	1,815,000	04/18/38	0.675%(S)	6 Month JPY LIBOR(2)(S)	(49,290)	(174,160)	(124,870)
JPY	60,000	06/17/41	0.318%(S)	6 Month JPY LIBOR(2)(S)	10	(59,175)	(59,185)
JPY	100,000	07/07/41	0.187%(S)	6 Month JPY LIBOR(2)(S)	17	(124,951)	(124,968)
JPY	61,000	10/04/42	0.853%(S)	6 Month JPY LIBOR(2)(S)	—	2,084	2,084
JPY	166,000	05/09/43	0.820%(S)	6 Month JPY LIBOR(2)(S)	—	(10,987)	(10,987)
JPY	610,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	(124,810)	(124,810)
JPY	110,291	04/15/46	0.560%(S)	6 Month JPY LIBOR(2)(S)	—	(86,902)	(86,902)
JPY	26,000	10/04/47	0.942%(S)	6 Month JPY LIBOR(2)(S)	—	1,865	1,865
JPY	560,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	(43,645)	(43,645)
MXN	33,500	10/12/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(89,369)	(89,369)
MXN	259,220	06/30/28	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(51,841)	(51,841)
NOK	29,500	02/23/23	1.350%(A)	6 Month NIBOR(2)(S)	(3,642)	(83,065)	(79,423)
NOK	771,400	05/23/23	1.895%(A)	6 Month NIBOR(2)(S)	38,260	11,732	(26,528)
NOK	26,300	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	18,690	(9,787)	(28,477)
NOK	6,725	06/23/27	1.825%(A)	6 Month NIBOR(2)(S)	—	(24,349)	(24,349)
NOK	20,000	04/18/28	2.215%(A)	6 Month NIBOR(2)(S)	—	333	333

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
NZD	35,000	09/22/18	2.048%(S)	3 Month BBR(2)(Q)	$ 167	$ 123,586	$ 123,419
NZD	2,600	03/13/19	4.550%(S)	3 Month BBR(2)(Q)	—	53,714	53,714
NZD	8,700	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	214,368	178,036	(36,332)
NZD	1,235	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	15,948	15,948
NZD	2,830	04/26/23	2.733%(S)	3 Month BBR(2)(Q)	(67,254)	31,622	98,876
NZD	34,840	07/18/23	2.513%(S)	3 Month BBR(2)(Q)	(16,047)	(37,772)	(21,725)
NZD	1,750	03/13/24	5.080%(S)	3 Month BBR(2)(Q)	28,107	172,491	144,384
NZD	2,500	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	2,492	81,307	78,815
NZD	1,550	07/04/24	3.100%(S)	3 Month BBR(2)(Q)	—	25,682	25,682
NZD	3,500	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	73,669	90,998	17,329
NZD	5,000	04/18/28	3.192%(S)	3 Month BBR(2)(Q)	—	78,458	78,458
PLN	15,000	10/17/21	2.070%(A)	6 Month WIBOR(2)(S)	59	31,554	31,495
PLN	9,000	02/13/22	1.990%(A)	6 Month WIBOR(2)(S)	51	(17,866)	(17,917)
PLN	6,000	03/15/22	2.530%(A)	6 Month WIBOR(2)(S)	—	21,325	21,325
PLN	5,450	06/13/22	2.220%(A)	6 Month WIBOR(2)(S)	403	(3,451)	(3,854)
PLN	4,000	03/14/23	3.810%(A)	6 Month WIBOR(2)(S)	65,346	75,235	9,889
PLN	17,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	21,052	21,052
PLN	11,000	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(435,492)	(53,362)	382,130
PLN	30,000	03/28/28	2.895%(A)	6 Month WIBOR(2)(S)	—	16,975	16,975
PLN	38,980	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(146,572)	(146,572)
PLN	3,540	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	373	373

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
SEK	20,000	01/20/20	0.485%(A)	3 Month STIBOR(2)(Q)	$ 28	$ 29,137	$ 29,109
SEK	95,040	05/04/21	0.106%(A)	3 Month STIBOR(2)(Q)	—	24,853	24,853
SEK	13,000	09/15/21	(0.003)%(A)	3 Month STIBOR(2)(Q)	26	(6,054)	(6,080)
SEK	27,200	12/15/21	0.203%(A)	3 Month STIBOR(2)(Q)	(606)	6,066	6,672
SEK	76,020	05/04/22	0.305%(A)	3 Month STIBOR(1)(Q)	—	(22,841)	(22,841)
SEK	12,700	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	29	22,102	22,073
SEK	38,380	07/11/23	0.458%(A)	3 Month STIBOR(2)(Q)	—	(8,621)	(8,621)
SEK	15,550	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	27,391	27,391
SEK	12,700	08/29/24	1.656%(A)	3 Month STIBOR(2)(Q)	22,803	105,571	82,768
SEK	3,000	11/16/25	1.485%(A)	3 Month STIBOR(2)(Q)	19	18,243	18,224
SEK	6,000	12/09/25	1.505%(A)	3 Month STIBOR(2)(Q)	22	36,656	36,634
SEK	15,000	06/27/26	1.001%(A)	3 Month STIBOR(2)(Q)	33	5,238	5,205
SEK	15,390	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	(7,642)	(7,642)
SEK	58,000	03/27/28	1.266%(A)	3 Month STIBOR(2)(Q)	—	81,261	81,261
SEK	8,535	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	—	(6,037)	(6,037)
SGD	15,540	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	89,566	89,566
SGD	8,330	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	(46,297)	(46,297)
	43,000	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	248	379,337	379,089
	25,300	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	207	199,653	199,446
	12,810	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	40,131	40,131
	29,280	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	215	179,334	179,119

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
44,020	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	$ (2,127)	$ 343,953	$ 346,080
104,710	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	125,617	125,617
12,038	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	15,080	15,080
12,032	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	15,162	15,162
33,710	06/30/19	1.479%(A)	1 Day USOIS(1)(A)	—	262,257	262,257
7,950	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	—	61,476	61,476
31,615	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(16,170)	239,500	255,670
19,860	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	258,601	258,601
69,545	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	19,343	494,596	475,253
163,980	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	284,662	1,339,216	1,054,554
82,895	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	26,216	519,940	493,724
65,165	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	733	307,280	306,547
75,290	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(129)	276,700	276,829
48,465	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	164,595	164,595
7,375	03/28/20	2.190%(A)	1 Day USOIS(1)(A)	(379)	25,616	25,995
125,670	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	34,188	368,522	334,334
146,390	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(38,354)	246,943	285,297
41,940	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	78,126	78,126
14,550	08/31/21	2.015%(S)	3 Month LIBOR(2)(Q)	119,499	(337,385)	(456,884)
20,575	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	182,758	182,758
36,820	06/16/22	—(4)	—(4)	—	(152,430)	(152,430)
137,145	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	4,472	318,798	314,326

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
31,820	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	$ —	$ 48,663	$ 48,663
19,275	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	19,043	19,043
47,650	06/22/23	2.911%(S)	3 Month LIBOR(2)(Q)	22,699	(111,157)	(133,856)
39,730	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	—	1,466,035	1,466,035
41,965	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(61,081)	1,504,225	1,565,306
19,410	07/17/24	2.926%(S)	3 Month LIBOR(2)(Q)	—	(108,510)	(108,510)
9,950	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	401,871	401,871
79,885	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	239,360	3,218,458	2,979,098
30,545	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	100,340	1,220,369	1,120,029
62,410	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	203,395	2,361,075	2,157,680
27,885	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	31,282	301,094	269,812
22,935	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(57,109)	(57,109)
95,077	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(64,154)	45,815	109,969
1,170	01/08/26	2.210%(S)	3 Month LIBOR(1)(Q)	46,093	62,085	15,992
13,586	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	138,471	854,076	715,605
4,710	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	22,824	267,249	244,425
3,045	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	156,482	156,482
11,425	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(6,540)	491,598	498,138
3,560	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	232,577	232,577
6,645	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	(19,143)	374,513	393,656
6,140	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	319,398	319,398

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	7,225	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	$ —	$ (518,015)	$ (518,015)
	14,470	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(95,758)	(1,392,021)	(1,296,263)
	5,715	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	470,243	470,243
	825	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(3,507)	(3,507)
	1,680	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	180	378,423	378,243
	2,820	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(247,771)	(247,771)
	1,160	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	83,650	83,650
	845	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	166	209,024	208,858
	2,490	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	239,005	239,005
	620	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	3,980	3,980
	790	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	74,999	74,999
	735	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	61,935	61,935
	4,325	07/17/49	2.914%(S)	3 Month LIBOR(1)(Q)	—	121,505	121,505
ZAR	3,320	08/26/20	7.855%(Q)	3 Month JIBAR(2)(Q)	3	3,399	3,396
ZAR	228,000	06/21/21	7.465%(Q)	3 Month JIBAR(2)(Q)	(979)	52,847	53,826
ZAR	148,100	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	—	(65,909)	(65,909)
ZAR	17,000	11/15/23	8.085%(Q)	3 Month JIBAR(2)(Q)	(312)	28,347	28,659
ZAR	16,800	05/12/26	8.680%(Q)	3 Month JIBAR(2)(Q)	18	61,644	61,626
ZAR	27,500	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(155)	1,209	1,364
ZAR	68,200	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	53	126,536	126,483
ZAR	43,090	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	—	(46,402)	(46,402)

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
ZAR	35,000	04/16/28	7.655%(Q)	3 Month JIBAR(2)(Q)	$ (1,219)	$ (73,067)	$ (71,848)
ZAR	176,800	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	695	90,424	89,729
					$(431,557)	$18,990,479	$19,422,036

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	90,500	04/05/21	3.005%(A)	3 Month EIBOR(1)(Q)	$ (44,852)	$ —	$ (44,852)	BNP Paribas
CLP	2,890,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	(11,793)	—	(11,793)	Morgan Stanley
CLP	94,000	12/19/27	4.370%(S)	1 Day CLOIS(2)(S)	204	—	204	Morgan Stanley
CLP	2,420,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	(27,673)	—	(27,673)	Morgan Stanley
CLP	842,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	(7,282)	—	(7,282)	Morgan Stanley
CLP	2,168,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	(29,196)	—	(29,196)	Morgan Stanley
CLP	1,080,000	02/01/28	4.200%(S)	1 Day CLOIS(2)(S)	(2,115)	—	(2,115)	Morgan Stanley
CLP	1,750,000	03/27/28	4.220%(S)	1 Day CLOIS(2)(S)	(7,959)	—	(7,959)	Citigroup Global Markets
CLP	2,092,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	(6,161)	—	(6,161)	Citigroup Global Markets
COP	33,000,000	12/06/18	6.100%(Q)	1 Day COOIS(1)(Q)	(112,940)	—	(112,940)	Morgan Stanley
COP	4,351,000	11/01/26	6.590%(Q)	1 Day COOIS(2)(Q)	65,870	—	65,870	Morgan Stanley
COP	10,220,000	11/04/26	6.770%(Q)	1 Day COOIS(2)(Q)	197,883	—	197,883	Morgan Stanley
COP	13,700,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	(44,000)	—	(44,000)	Morgan Stanley
COP	484,000	12/19/27	6.085%(Q)	1 Day COOIS(2)(Q)	(1,354)	—	(1,354)	Morgan Stanley
COP	5,437,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(27,090)	—	(27,090)	Morgan Stanley
COP	6,670,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(24,061)	—	(24,061)	Morgan Stanley
COP	5,607,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	(9,224)	—	(9,224)	Morgan Stanley
COP	13,000,000	03/27/28	6.150%(Q)	1 Day COOIS(2)(Q)	3,670	—	3,670	Citigroup Global Markets
COP	7,890,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	(28,163)	—	(28,163)	Citigroup Global Markets
COP	9,400,000	07/18/28	6.150%(Q)	1 Day COOIS(2)(Q)	(8,734)	—	(8,734)	Morgan Stanley
ILS	6,500	11/20/18	2.200%(A)	3 Month TELBOR(2)(Q)	38,110	—	38,110	Hong Kong & Shanghai Bank
ILS	7,500	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	55,169	—	55,169	Citigroup Global Markets
ILS	3,200	03/06/23	3.525%(A)	3 Month TELBOR(2)(Q)	103,956	—	103,956	Deutsche Bank AG

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ILS	4,200	06/27/23	3.730%(A)	3 Month TELBOR(2)(Q)	$ 139,294	$ —	$ 139,294	Credit Suisse First Boston Corp.
ILS	3,000	04/26/26	1.685%(A)	3 Month TELBOR(2)(Q)	(3,316)	—	(3,316)	JPMorgan Chase
ILS	5,000	06/24/26	1.660%(A)	3 Month TELBOR(2)(Q)	(14,558)	—	(14,558)	Citigroup Global Markets
ILS	4,000	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	(6,867)	—	(6,867)	Barclays Capital Group
ILS	7,000	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	30,850	—	30,850	Citigroup Global Markets
ILS	3,000	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	19,573	—	19,573	Citigroup Global Markets
ILS	2,745	06/22/27	1.845%(A)	3 Month TELBOR(2)(Q)	(6,247)	—	(6,247)	Citigroup Global Markets
ILS	5,600	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	(15,242)	—	(15,242)	BNP Paribas
ILS	38,930	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	(56,248)	—	(56,248)	JPMorgan Chase
JPY	35,000	12/14/32	1.575%(S)	6 Month JPY LIBOR(2)(S)	47,049	—	47,049	Hong Kong & Shanghai Bank
KRW	45,000,000	11/19/19	2.175%(Q)	3 Month KRW LIBOR(2)(Q)	74,216	—	74,216	UBS AG
KRW	1,500,000	08/14/21	2.772%(Q)	3 Month KRW LIBOR(2)(Q)	31,005	—	31,005	Hong Kong & Shanghai Bank
KRW	655,000	10/07/22	1.765%(Q)	3 Month KRW LIBOR(2)(Q)	(8,199)	—	(8,199)	JPMorgan Chase
KRW	3,300,000	04/17/23	2.170%(Q)	3 Month KWCDC(2)(Q)	5,031	(183)	5,214	Morgan Stanley
KRW	900,000	11/05/24	2.425%(Q)	3 Month KRW LIBOR(2)(Q)	13,706	—	13,706	Citigroup Global Markets
KRW	1,485,000	10/28/26	1.520%(Q)	3 Month KRW LIBOR(2)(Q)	(67,944)	(14)	(67,930)	JPMorgan Chase
KRW	2,040,000	04/26/27	1.880%(Q)	3 Month KRW LIBOR(2)(Q)	(47,662)	—	(47,662)	Morgan Stanley
KRW	1,280,000	10/17/28	1.450%(Q)	3 Month KRW LIBOR(2)(Q)	(82,629)	—	(82,629)	Citigroup Global Markets
KRW	520,000	01/27/31	1.870%(Q)	3 Month KRW LIBOR(2)(Q)	(20,773)	—	(20,773)	JPMorgan Chase
MYR	16,000	08/19/23	3.445%(Q)	3 Month KLIBOR(2)(Q)	(80,552)	—	(80,552)	Morgan Stanley
MYR	1,700	04/28/25	4.040%(Q)	3 Month KLIBOR(2)(Q)	1,538	—	1,538	Citigroup Global Markets

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
RUB	3,300,000	07/31/19	7.820%(A)	3 Month MosPRIME(2)(Q)	$ (16,268)	$ —	$ (16,268)	JPMorgan Chase
SAR	90,500	04/05/21	3.020%(A)	3 Month SAIBOR(2)(Q)	(10,976)	—	(10,976)	BNP Paribas
SAR	37,850	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	15,344	—	15,344	BNP Paribas
SAR	38,780	04/05/25	3.480%(A)	3 Month SAIBOR(1)(Q)	62,495	—	62,495	BNP Paribas
THB	120,000	08/23/23	1.920%(S)	6 Month BIBOR(2)(S)	(29,241)	—	(29,241)	Morgan Stanley
THB	28,900	04/30/25	2.560%(S)	6 Month BIBOR(2)(S)	14,415	—	14,415	Citigroup Global Markets
TWD	115,500	03/17/21	0.780%(Q)	3 Month TAIBOR(2)(Q)	(246)	—	(246)	Barclays Capital Group
	13,000	07/08/24	—(5)	—(5)	15,465	—	15,465	Citigroup Global Markets
ZAR	40,930	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(169,309)	—	(169,309)	Deutsche Bank AG
ZAR	89,400	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(208,867)	—	(208,867)	Deutsche Bank AG
ZAR	38,700	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	181,820	—	181,820	Deutsche Bank AG
ZAR	83,965	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	216,280	—	216,280	Deutsche Bank AG
					$ 95,202	$(197)	$ 95,399
Securities with a combined market value of $24,745,132 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
(4)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 22.38 bps quarterly.
(5)	The Fund pays the floating rate of MUNIPSA quarterly and receives the floating rate of 3 Month LIBOR quarterly.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 4,785,276	$ —
Collateralized Loan Obligations	—	238,452,955	—
Consumer Loans	—	22,177,846	—
Home Equity Loans	—	13,721,870	—
Residential Mortgage-Backed Securities	—	15,242,716	13,206,481
Student Loans	—	10,964,046	—

Bank Loans	—	769,811	—
Commercial Mortgage-Backed Securities	—	132,947,280	—
Corporate Bonds
Canada	—	15,968,063	—
China	—	6,924,935	—
Dominican Republic	—	1,163,812	—
France	—	18,520,531	—
Germany	—	10,414,589	—
Hungary	—	421,012	—
Indonesia	—	498,654	—
Israel	—	5,266,663	—
Italy	—	11,711,883	—
Japan	—	5,541,210	—
Kazakhstan	—	1,585,426	—
Mexico	—	24,853,887	—
Netherlands	—	11,582,777	—
Peru	—	870,000	—
Portugal	—	1,302,668	—
Russia	—	9,857,497	—
Singapore	—	373,645	—
South Africa	—	713,604	—
South Korea	—	2,588,473	—
Spain	—	5,619,083	—
Supranational Bank	—	37,406,564	—
Sweden	—	1,798,623	—
Switzerland	—	11,355,412	—
Tunisia	—	708,973	—
United Arab Emirates	—	1,076,474	—
United Kingdom	—	28,751,967	—
United States	—	164,024,988	—

Municipal Bonds	—	733,837	—
Residential Mortgage-Backed Securities	—	55,375,648	—
Sovereign Bonds
Argentina	—	21,177,029	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Australia	$ —	$ 2,239,378	$ —
Austria	—	4,366,366	—
Belgium	—	7,768,784	—
Brazil	—	33,457,198	—
Bulgaria	—	12,499,780	—
Canada	—	12,649,923	—
Cayman Islands	—	2,230,625	—
Chile	—	825,495	—
China	—	142,664	—
Colombia	—	18,941,832	—
Costa Rica	—	1,198,653	—
Croatia	—	12,112,966	—
Cyprus	—	29,251,494	—
Czech Republic	—	1,410,929	—
Denmark	—	3,205,088	—
Dominican Republic	—	4,224,000	—
Egypt	—	2,621,960	—
Finland	—	728,166	—
France	—	32,354,840	—
Greece	—	47,873,230	—
Guernsey	—	1,910,760	—
Hong Kong	—	2,087,562	—
Hungary	—	21,610,997	—
Iceland	—	7,837,044	—
Indonesia	—	28,447,220	—
Iraq	—	1,692,160	—
Ireland	—	2,996,167	—
Isle of Man	—	8,719,434	—
Israel	—	3,898,669	—
Italy	—	81,238,582	—
Japan	—	39,839,943	—
Jersey	—	167,375	—
Kuwait	—	2,001,518	—
Latvia	—	1,243,385	—
Lithuania	—	10,654,117	—
Macedonia	—	627,061	—
Malaysia	—	9,152,073	—
Mexico	—	27,970,778	—
Montenegro	—	870,404	—
New Zealand	—	6,583,073	—
Norway	—	4,023,562	—
Panama	—	4,618,548	—
Peru	—	17,928,913	—
Poland	—	14,163,666	—
Portugal	—	49,598,560	—
Qatar	—	3,084,008	—
Romania	—	9,560,771	—

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Russia	$ —	$ 1,336,956	$ —
Saudi Arabia	—	7,711,947	—
Senegal	—	1,592,641	—
Serbia	—	6,896,520	—
Singapore	—	1,117,090	—
Slovakia	—	2,230,793	—
Slovenia	—	8,596,035	—
South Africa	—	8,762,756	—
South Korea	—	7,871,501	—
Spain	—	85,354,050	—
Sweden	—	10,203,837	—
Thailand	—	1,450,877	—
Turkey	—	7,805,014	—
Ukraine	—	1,862,633	—
United Arab Emirates	—	2,750,341	—
United Kingdom	—	24,602,108	—
Uruguay	—	1,170,921	—

U.S. Government Agency Obligations	—	4,566,988	—
U.S. Treasury Obligations	—	5,300,570	—
Common Stock
Colombia	—	32,532	—
Preferred Stock
United States	107,680	—	—

Affiliated Mutual Funds	138,037,445	—	—
Options Purchased	—	37,374,114	—
Options Written	—	(39,441,850)	(36,205)
Other Financial Instruments*
Futures Contracts	3,973,702	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(2,607,864)	—
OTC Cross Currency Exchange Contracts	—	1,962,676	—
Centrally Cleared Credit Default Swap Agreements	—	(81,185)	—
OTC Credit Default Swap Agreements	—	(1,070,798)	6,008
OTC Currency Swap Agreements	—	(48,670)	—
OTC Forward Rate Agreements	—	—	(64,910)
Centrally Cleared Inflation Swap Agreements	—	(175,275)	—
Centrally Cleared Interest Rate Swap Agreements	—	19,422,036	—
OTC Interest Rate Swap Agreements	—	95,202	—
Total	$142,118,827	$1,696,523,944	$13,111,374

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Global Total Return Fund, Inc.
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:
Sovereign Bonds	44.6%
Collateralized Loan Obligations	13.4
Affiliated Mutual Funds (3.1% represents investments purchased with collateral from securities on loan)	7.8
Commercial Mortgage-Backed Securities	7.5
Banks	5.8
Residential Mortgage-Backed Securities	4.7
Oil & Gas	2.4
Multi-National	2.1
Options Purchased	2.1
Consumer Loans	1.2
Chemicals	1.2
Electric	1.1
Media	1.0
Pipelines	0.8
Home Equity Loans	0.8
Commercial Services	0.6
Student Loans	0.6
Insurance	0.6
Pharmaceuticals	0.6
Transportation	0.5
Auto Manufacturers	0.5
Telecommunications	0.4
Diversified Financial Services	0.4
Software	0.4
Home Builders	0.4
Retail	0.3
Healthcare-Services	0.3
U.S. Treasury Obligations	0.3
Automobiles	0.3
Biotechnology	0.3
U.S. Government Agency Obligations	0.2
Real Estate Investment Trusts (REITs)	0.2
Foods	0.2
Aerospace & Defense	0.2%
Entertainment	0.2
Auto Parts & Equipment	0.1
Miscellaneous Manufacturing	0.1
Oil & Gas Services	0.1
Apparel	0.1
Internet	0.1
Housewares	0.1
Healthcare-Products	0.1
Computers	0.1
Household Products/Wares	0.1
Packaging & Containers	0.0*
Building Materials	0.0*
Forest Products & Paper	0.0*
Consumer Services	0.0*
Municipal Bonds	0.0*
Electronics	0.0*
Lodging	0.0*
Office/Business Equipment	0.0*
Airlines	0.0*
Investment Companies	0.0*
Semiconductors	0.0*
Mining	0.0*
Oil, Gas & Consumable Fuels	0.0*
Agriculture	0.0*
104.9
Options Written	(2.2)
Liabilities in excess of other assets	(2.7)
100.0%

*	Less than +/- 0.05%

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value

Long-Term Investments 95.0%
Asset-Backed Securities 18.6%
Collateralized Loan Obligations 17.3%
Arbour CLO Ltd. (Ireland), Series 2018-3A, Class B1R, 144A	1.920%(cc)	03/15/29	EUR	250	$ 291,849
Armada Euro CLO (Ireland), Series 2018-2A, Class A3, 144A	1.500(cc)	11/15/31	EUR	250	292,048
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	3.322(c)	04/23/31		250	248,225
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070%	3.400(c)	05/17/31		250	248,715
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.686(c)	01/17/28		250	247,380
Carlyle CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	3.383(c)	04/30/31		250	248,879
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.306(c)	04/17/31		250	248,375
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.035(c)	04/15/31		250	248,857
Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.539(c)	04/26/31		250	250,045
MidOcean Credit CLO (Cayman Islands),
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.036(c)	02/20/31		250	249,969
Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.536(c)	02/20/31		250	248,861

OZLM Ltd. (Cayman Islands), Series 2014-6A, Class A2AS, 144A, 3 Month LIBOR + 1.750%	4.086(c)	04/17/31		250	249,757
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.576(c)	01/17/30		250	249,608
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.648(c)	07/20/27		250	249,620

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.848%(c)	04/15/29	250	$ 249,561
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	3.768(c)	10/20/28	250	250,252
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.305(c)	04/25/31	250	248,390
				4,320,391
Consumer Loan 1.0%
Oportun Funding LLC, Series 2018-A, Class A, 144A	3.610	03/08/24	250	248,509
Residential Mortgage-Backed Securities 0.3%
Credit Suisse Mortgage Trust, Series 2018-3R, Class 1A1, 144A, 1 Month LIBOR + 1.200%	3.071(c)	12/25/46	68	68,371
Total Asset-Backed Securities (cost $4,683,268)				4,637,271
Commercial Mortgage-Backed Securities 9.6%
BANK, Series 2018-BN10, Class A4	3.428	02/15/61	250	242,468
Benchmark Mortgage Trust,
Series 2018-B1, Class A3,	3.355	01/15/51	175	172,312
Series 2018-B2, Class A3,	3.544	02/15/51	200	198,278
Series 2018-B3, Class A3,	3.746	04/10/51	125	125,062

Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	150	149,001
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.670(cc)	11/25/25	4,661	183,239
GS Mortgage Securities Trust, Series 2018-GS9, Class A3	3.727	03/10/51	125	124,019
UBS Commercial Mortgage Trust,
Series 2017-C07, Class A3,	3.418	12/15/50	750	725,188

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust, (cont’d.)
Series 2018-C08, Class A3,	3.720%	02/15/51		250	$ 247,374

Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A3	2.684	10/15/49		250	231,823
Total Commercial Mortgage-Backed Securities (cost $2,472,051)					2,398,764
Corporate Bonds 23.3%
Canada 1.0%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A	7.500	12/01/24		25	26,594
Hydro-Quebec, Gov’t. Gtd. Notes	9.375	04/15/30		150	226,131
					252,725
China 1.0%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	116,937
Sinopec Group Overseas Development Ltd., Gtd. Notes	1.000	04/28/22	EUR	100	118,394
					235,331
France 0.5%
Credit Agricole Assurances SA, Sub. Notes	4.250	01/29/49	EUR	100	125,283
Germany 2.0%
Deutsche Bahn Finance GmbH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	75,872
Deutsche Bank AG, Sr. Unsec’d. Notes	2.700	07/13/20		200	195,456
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes, 144A	3.500	09/30/24	EUR	100	114,176
Takko Luxembourg SCA, Sr. Sec’d. Notes, MTN	5.375	11/15/23	EUR	100	107,046
					492,550

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Italy 1.3%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500%	10/27/47	EUR	100	$ 127,017
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375	01/12/23		200	185,967
					312,984
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC, Gtd. Notes	3.638	06/20/22	CHF	50	52,848
Mexico 1.5%
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	100	116,350
Gtd. Notes	5.500	02/24/25	EUR	200	262,518
					378,868
Netherlands 0.6%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, MTN	3.400	07/22/25	AUD	200	151,292
Russia 0.5%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	133,748
Spain 0.5%
Adif-Alta Velocidad, Sr. Unsec’d. Notes, EMTN	1.875	01/28/25	EUR	100	123,194
Supranational Bank 0.5%
African Development Bank, Sr. Unsec’d. Notes, EMTN	0.500	09/21/21	NZD	200	127,142
Switzerland 0.8%
UBS Group Funding Switzerland AG, Gtd. Notes, 144A	4.125	04/15/26		200	199,517
United Kingdom 2.3%
CPUK Finance Ltd., Sec’d. Notes	4.875	08/28/25	GBP	100	130,704

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
DS Smith PLC, Sr. Unsec’d. Notes, MTN	1.375%	07/26/24	EUR	100	$ 115,639
McLaren Finance PLC, Sr. Sec’d. Notes	5.000	08/01/22	GBP	100	126,832
Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes	3.875	09/12/23		200	195,937
					569,112
United States 10.6%
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25		100	98,115
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	116,837
Baxalta, Inc., Gtd. Notes	4.000	06/23/25		100	98,053
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		50	53,102
Calpine Corp., Sr. Unsec’d. Notes	5.375	01/15/23		100	95,375
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	70,453
Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		100	93,661
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21		100	99,924
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250	03/31/23		50	46,500
Discovery Communications LLC, Gtd. Notes	4.900	03/11/26		100	103,235
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		75	65,531
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		100	104,625
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.815	11/02/27		200	183,806
General Motors Financial Co., Inc., Gtd. Notes	3.850	01/05/28		100	93,100
Kinder Morgan, Inc., Gtd. Notes	4.300	03/01/28		200	198,412
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		100	91,649

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
L Brands, Inc., Gtd. Notes	5.250%	02/01/28		40	$ 35,200
Liberty Mutual Group, Inc., Gtd. Notes	2.750	05/04/26	EUR	100	124,504
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	1.342	10/23/26	EUR	100	114,957
Sub. Notes, GMTN	4.350	09/08/26		100	99,390

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		25	24,196
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		100	96,455
NRG Energy, Inc., Gtd. Notes, 144A	5.750	01/15/28		53	52,592
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.500	11/01/23		50	48,500
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27		100	99,090
Vistra Energy Corp., Gtd. Notes	5.875	06/01/23		100	102,875
Wand Merger Corp., Sr. Unsec’d. Notes, 144A	8.125	07/15/23		15	15,601
Williams Partners LP, Sr. Unsec’d. Notes	3.600	03/15/22		100	99,643
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	119,699
					2,645,080
Total Corporate Bonds (cost $6,026,842)					5,799,674
Residential Mortgage-Backed Securities 1.6%
Bellemeade Re Ltd. (Bermuda), Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.664(c)	04/25/28		167	167,530
LSTAR Securities Investment Trust, Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.592(c)	04/01/23		133	132,751
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	4.914(c)	02/25/23		100	101,165

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Total Residential Mortgage-Backed Securities (cost $399,663)					401,446
Sovereign Bonds 38.2%
Argentina 1.6%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	3.375%	01/15/23	EUR	200	$ 212,938
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	69	79,990

Provincia de Buenos Aires, Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	109,343
					402,271
Austria 0.6%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	160	152,552
Brazil 0.8%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		200	195,156
Bulgaria 0.5%
Bulgaria Government International Bond, Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	126,348
Canada 0.5%
City of Toronto Canada, Unsec’d. Notes	3.500	12/06/21	CAD	150	118,686
Chile 0.5%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	135,257
Colombia 1.1%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	200	266,395
Croatia 0.9%
Croatia Government International Bond, Sr. Unsec’d. Notes	6.000	01/26/24		200	217,940

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Cyprus 1.7%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	4.250%	11/04/25	EUR	50	$ 66,343
Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	300	367,025
					433,368
Dominican Republic 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	101,375
France 1.5%
French Republic Government Bond OAT, Bonds	2.750	10/25/27	EUR	260	364,003
Greece 2.1%
Hellenic Republic Government Bond,
Bonds	3.000(cc)	02/24/37	EUR	400	412,295
Bonds	8.878(cc)	10/15/42	EUR	6,000	25,721
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	20	23,226

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	59,788
					521,030
Hungary 0.7%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	118,546
Sr. Unsec’d. Notes	6.375	03/29/21		50	53,625
					172,171
Indonesia 0.8%
Indonesia Government International Bond, Sr. Unsec’d. Notes, MTN	4.125	01/15/25		200	198,388
Israel 0.5%
Israel Government International Bond, Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	119,273
Italy 6.2%
Italy Buoni Poliennali del Tesoro,
Bonds	2.000	12/01/25	EUR	275	312,854

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Italy (cont’d.)
Italy Buoni Poliennali del Tesoro, (cont’d.)
Unsec’d. Notes	4.500%	03/01/26	EUR	250	$ 333,881
Italy Buoni Poliennali Del Tesoro,
Bonds	2.000	02/01/28	EUR	180	197,905
Bonds	9.000	11/01/23	EUR	300	472,655
Bonds, 144A	2.800	03/01/67	EUR	105	105,452

Republic of Italy Government International Bond, Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	100	119,051
					1,541,798
Malaysia 0.4%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Ser. 0314	4.048	09/30/21	MYR	7	1,741
Sr. Unsec’d. Notes, Ser. 0511	3.580	09/28/18	MYR	450	110,747
					112,488
Mexico 1.5%
Mexico Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	113,426
Sr. Unsec’d. Notes, EMTN	2.375	04/09/21	EUR	100	123,901
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	100	126,699
					364,026
New Zealand 0.6%
New Zealand Local Government Funding Agency Bond, Sr. Unsec’d. Notes	4.500	04/15/27	NZD	200	146,623
Panama 0.8%
Panama Government International Bond, Sr. Unsec’d. Notes	3.875	03/17/28		200	199,500
Peru 0.5%
Peruvian Government International Bond, Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	128,209
Poland 0.8%
Republic of Poland Government International Bond, Sr. Unsec’d. Notes	5.000	03/23/22		200	210,953

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Portugal 2.7%
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	435	$ 605,680
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	55	79,645
					685,325
Romania 0.5%
Romanian Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	100	121,173
Saudi Arabia 0.8%
Saudi Government International Bond, Sr. Unsec’d. Notes, MTN	2.875	03/04/23		200	192,120
Senegal 0.4%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	114,168
Spain 5.8%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	114,331
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	200	317,243
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	82,989
Sr. Unsec’d. Notes, 144A	5.500	04/30/21	EUR	400	540,279
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	250	400,869
					1,455,711
Sweden 1.3%
Svensk Exportkredit AB, Sr. Unsec’d. Notes, EMTN	0.500	03/15/22	ZAR	2,000	111,170
Sweden Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	0.125	04/24/23	EUR	180	211,545
					322,715
Turkey 0.5%
Turkey Government International Bond, Sr. Unsec’d. Notes	4.125	04/11/23	EUR	100	118,534

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
United Arab Emirates 0.8%
Abu Dhabi Government International Bond, Sr. Unsec’d. Notes	2.500%	10/11/22	200	$ 192,130
Uruguay 0.4%
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375	10/27/27	100	102,550
Total Sovereign Bonds (cost $9,843,445)				9,532,236
U.S. Government Agency Obligation 0.6%
Indonesia Government USAID Bond Gov’t. Gtd. Notes (cost $138,105)	9.300	07/01/20	129	137,864
U.S. Treasury Obligation(k) 3.1%
U.S. Treasury Bonds (cost $820,266)	2.750	08/15/47	830	776,698

Total Long-Term Investments (cost $24,383,640)				23,683,953

Short-Term Investments 2.9%

	Shares
Affiliated Mutual Fund 2.9%
PGIM Core Ultra Short Bond Fund (cost $723,381)(w)	723,381	723,381
Options Purchased*~ 0.0%
(cost $6,109)		6,065

Total Short-Term Investments (cost $729,490)		729,446

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.9% (cost $25,113,130)	24,413,399
Options Written*~ (0.0)%
(premiums received $6,127)	(5,240)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.9% (cost $25,107,003)	24,408,159
Other assets in excess of liabilities(z) 2.1%	512,807

Net Assets 100.0%	$24,920,966

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(1,605) and (0.0)% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—	325	$ 8
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—	315	8
Total OTC Traded (cost $640)							$16

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		370	$ 400
CDX.NA.HY.30.V1, 06/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		185	547
iTraxx.XO.29.V1, 06/20/23	Call	JPMorgan Chase	09/19/18	250.00	5.00%(Q)	iTraxx.XO.29. V1(Q)	EUR	400	144

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.XO.29.V1, 06/20/23	Call	BNP Paribas	12/19/18	275.00	5.00%(Q)	iTraxx.XO.29. V1(Q)	EUR	400	$2,189
5- Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.40%	1.40%(S)	6 Month GBP LIBOR(S)	GBP	395	2,574
5- Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.80%	1.80%(S)	6 Month GBP LIBOR(S)	GBP	395	195
Total OTC Swaptions (cost $5,469)									$6,049
Total Options Purchased (cost $6,109)									$6,065

Options Written:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Lebanes Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/18/19	66.00	—	70	$(621)
(premiums received $371)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5- Year Interest Rate, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.60%	1.60%(S)	3 Month GBP LIBOR(Q)	GBP	790	$(1,598)
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		185	(138)
CDX.NA.HY.30.V1, 06/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		185	(754)
iTraxx.XO.29.V1, 06/20/23	Put	BNP Paribas	12/19/18	400.00	5.00%(Q)	iTraxx.XO.29. V1(Q)	EUR	400	(2,129)
Total OTC Swaptions (premiums received $5,756)									$(4,619)
Total Options Written (premiums received $6,127)									$(5,240)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
4	90 Day Euro Dollar	Dec. 2020	$ 969,300	$ (1,225)
10	90 Day Sterling	Sep. 2018	1,626,486	1,723
111	5 Year U.S. Treasury Notes	Sep. 2018	12,556,875	22,208
1	10 Year Mini Japanese Government Bonds	Sep. 2018	134,642	116
5	10 Year U.K. Gilt	Sep. 2018	805,114	12,180
10	10 Year U.S. Treasury Notes	Sep. 2018	1,194,219	(1,219)
4	20 Year U.S. Treasury Bonds	Sep. 2018	571,875	5,977
10	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	1,569,062	32,573
				72,333
Short Positions:
10	90 Day Sterling	Sep. 2019	1,621,811	(3,609)
4	90 Day Euro Dollar	Dec. 2021	969,500	750
7	2 Year U.S. Treasury Notes	Sep. 2018	1,479,625	1,422
13	5 Year Euro-Bobl	Sep. 2018	2,000,667	5,496
5	10 Year Euro-Bund	Sep. 2018	944,713	(304)
1	30 Year Euro Buxl	Sep. 2018	205,337	(491)
12	Euro Schatz. DUA Index	Sep. 2018	1,570,266	2,204
				5,468
				$77,801
Cash of $300,026 and a security with a market value of $168,441 has been segregated with JPMorgan to cover requirements for open futures contracts at July 31, 2018.
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	JPMorgan Chase	AUD	96	$ 71,000	$ 71,396	$ 396	$ —
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	407	106,007	108,397	2,390	—
Expiring 08/02/18	Citigroup Global Markets	BRL	173	44,603	45,967	1,364	—
Expiring 08/02/18	Citigroup Global Markets	BRL	38	10,000	10,077	77	—
Expiring 08/02/18	Goldman Sachs & Co.	BRL	383	102,510	101,943	—	(567)
Expiring 08/02/18	Morgan Stanley	BRL	394	104,111	105,047	936	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 10/02/18	Citigroup Global Markets	BRL	257	$ 67,974	$ 67,980	$ 6	$ —
Canadian Dollar,
Expiring 10/16/18	JPMorgan Chase	CAD	110	84,000	85,017	1,017	—
Expiring 10/16/18	JPMorgan Chase	CAD	98	75,000	75,431	431	—
Chilean Peso,
Expiring 09/27/18	BNP Paribas	CLP	44,243	67,840	69,421	1,581	—
Expiring 09/27/18	BNP Paribas	CLP	14,762	22,400	23,162	762	—
Expiring 09/27/18	Citigroup Global Markets	CLP	60,488	93,415	94,910	1,495	—
Expiring 09/27/18	Citigroup Global Markets	CLP	22,373	34,180	35,104	924	—
Expiring 09/27/18	Citigroup Global Markets	CLP	18,985	29,274	29,789	515	—
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	285,727	99,750	98,664	—	(1,086)
Expiring 09/12/18	BNP Paribas	COP	643,717	226,183	222,280	—	(3,903)
Egyptian Pound,
Expiring 09/27/18	Citigroup Global Markets	EGP	860	46,820	47,204	384	—
Expiring 10/11/18	Citigroup Global Markets	EGP	1,174	63,020	64,148	1,128	—
Euro,
Expiring 10/26/18	Morgan Stanley	EUR	200	235,692	235,442	—	(250)
Expiring 10/26/18	Toronto Dominion	EUR	118	139,000	138,828	—	(172)
Expiring 10/26/18	Toronto Dominion	EUR	45	52,923	52,974	51	—
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	18,163	260,806	262,379	1,573	—
Expiring 10/15/18	JPMorgan Chase	INR	24,829	358,153	358,679	526	—
Expiring 10/16/18	Deutsche Bank AG	INR	12,229	176,493	176,641	148	—
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	1,481,449	103,000	102,053	—	(947)
Expiring 09/24/18	Barclays Capital Group	IDR	1,450,927	102,250	99,950	—	(2,300)
Expiring 09/24/18	Barclays Capital Group	IDR	1,083,443	75,328	74,635	—	(693)
Expiring 09/24/18	Barclays Capital Group	IDR	691,334	47,489	47,624	135	—
Expiring 09/24/18	Barclays Capital Group	IDR	296,529	20,352	20,427	75	—
Expiring 09/24/18	Citigroup Global Markets	IDR	1,200,234	82,000	82,681	681	—
Expiring 09/24/18	Citigroup Global Markets	IDR	688,451	47,300	47,425	125	—
Expiring 09/24/18	JPMorgan Chase	IDR	7,618,630	527,606	524,826	—	(2,780)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/24/18	JPMorgan Chase	IDR	1,136,968	$ 79,000	$ 78,322	$ —	$ (678)
Japanese Yen,
Expiring 10/26/18	Morgan Stanley	JPY	15,608	141,000	140,448	—	(552)
Expiring 10/26/18	Morgan Stanley	JPY	2,758	25,000	24,816	—	(184)
Expiring 10/26/18	UBS AG	JPY	2,086	18,745	18,771	26	—
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	4,530	224,244	240,941	16,697	—
Expiring 09/21/18	Morgan Stanley	MXN	2,341	112,512	124,532	12,020	—
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	5,892	194,270	193,329	—	(941)
Norwegian Krone,
Expiring 10/26/18	Morgan Stanley	NOK	604	74,000	74,244	244	—
Peruvian Nuevo Sol,
Expiring 09/27/18	BNP Paribas	PEN	256	78,000	77,979	—	(21)
Expiring 09/27/18	Citigroup Global Markets	PEN	491	149,002	149,806	804	—
Expiring 09/27/18	JPMorgan Chase	PEN	337	103,000	102,802	—	(198)
Philippine Peso,
Expiring 09/17/18	BNP Paribas	PHP	3,621	67,000	68,026	1,026	—
Expiring 09/17/18	Morgan Stanley	PHP	3,450	64,000	64,812	812	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	4,258	68,141	67,642	—	(499)
Expiring 10/12/18	Morgan Stanley	RUB	18,990	300,812	301,639	827	—
Singapore Dollar,
Expiring 08/10/18	Barclays Capital Group	SGD	205	151,241	150,789	—	(452)
Expiring 08/10/18	Citigroup Global Markets	SGD	91	67,000	66,874	—	(126)
Expiring 08/10/18	JPMorgan Chase	SGD	112	83,750	82,028	—	(1,722)
Expiring 08/10/18	Morgan Stanley	SGD	98	72,000	72,216	216	—
Expiring 08/10/18	Toronto Dominion	SGD	106	78,000	78,000	——	——
Expiring 08/10/18	UBS AG	SGD	144	108,041	106,056	—	(1,985)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	3,094	226,359	233,606	7,247	—
Expiring 09/11/18	JPMorgan Chase	ZAR	965	73,000	72,887	—	(113)
Expiring 09/11/18	JPMorgan Chase	ZAR	792	59,100	59,775	675	—
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	78,055	70,000	69,788	—	(212)
Expiring 08/08/18	JPMorgan Chase	KRW	110,891	103,395	99,147	—	(4,248)
Expiring 08/08/18	Morgan Stanley	KRW	85,234	76,000	76,207	207	—
Expiring 10/19/18	JPMorgan Chase	KRW	93,539	84,000	83,794	—	(206)
Expiring 10/19/18	JPMorgan Chase	KRW	75,703	67,000	67,816	816	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/19/18	Morgan Stanley	KRW	86,225	$ 77,000	$ 77,241	$ 241	$ —
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	6,092	191,346	183,164	—	(8,182)
Expiring 08/10/18	Citigroup Global Markets	THB	3,714	112,300	111,648	—	(652)
Expiring 08/10/18	Citigroup Global Markets	THB	3,425	104,000	102,985	—	(1,015)
Expiring 08/10/18	Citigroup Global Markets	THB	2,609	79,000	78,422	—	(578)
Turkish Lira,
Expiring 09/11/18	Barclays Capital Group	TRY	268	56,590	53,431	—	(3,159)
Expiring 09/11/18	Barclays Capital Group	TRY	267	56,590	53,228	—	(3,362)
Expiring 09/11/18	Barclays Capital Group	TRY	197	42,281	39,201	—	(3,080)
Expiring 09/11/18	Citigroup Global Markets	TRY	365	78,000	72,757	—	(5,243)
Expiring 09/11/18	JPMorgan Chase	TRY	358	73,000	71,300	—	(1,700)
Expiring 09/11/18	Toronto Dominion	TRY	85	18,000	17,003	—	(997)
				$7,482,198	$7,487,973	58,578	(52,803)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	90	$ 67,000	$ 67,198	$ —	$ (198)
Expiring 10/16/18	JPMorgan Chase	AUD	194	144,290	143,793	497	—
Expiring 10/16/18	Morgan Stanley	AUD	100	74,000	74,467	—	(467)
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	469	121,039	124,959	—	(3,920)
Expiring 08/02/18	Barclays Capital Group	BRL	281	73,000	74,908	—	(1,908)
Expiring 08/02/18	Citigroup Global Markets	BRL	429	112,621	114,136	—	(1,515)
Expiring 08/02/18	Citigroup Global Markets	BRL	216	56,102	57,428	—	(1,326)
Expiring 10/02/18	Goldman Sachs & Co.	BRL	383	101,861	101,286	575	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound,
Expiring 10/26/18	Citigroup Global Markets	GBP	51	$ 67,000	$ 67,008	$ —	$ (8)
Expiring 10/26/18	JPMorgan Chase	GBP	437	575,908	575,181	727	—
Expiring 10/26/18	JPMorgan Chase	GBP	56	74,000	73,870	130	—
Expiring 10/26/18	Morgan Stanley	GBP	52	68,000	68,634	—	(634)
Canadian Dollar,
Expiring 10/16/18	Bank of America	CAD	165	125,722	126,698	—	(976)
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	36,245	56,102	56,871	—	(769)
Expiring 09/27/18	BNP Paribas	CLP	254,403	390,213	399,179	—	(8,966)
Chinese Renminbi,
Expiring 10/26/18	Barclays Capital Group	CNH	2,447	359,985	359,047	938	—
Expiring 10/26/18	Citigroup Global Markets	CNH	539	79,000	79,010	—	(10)
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	265,930	90,100	91,828	—	(1,728)
Expiring 09/12/18	Citigroup Global Markets	COP	352,056	119,100	121,568	—	(2,468)
Expiring 09/12/18	Citigroup Global Markets	COP	278,395	94,252	96,132	—	(1,880)
Expiring 09/12/18	Citigroup Global Markets	COP	190,223	64,269	65,686	—	(1,417)
Expiring 09/12/18	Citigroup Global Markets	COP	164,632	56,102	56,848	—	(746)
Expiring 09/12/18	Citigroup Global Markets	COP	145,389	49,830	50,204	—	(374)
Expiring 09/12/18	Citigroup Global Markets	COP	133,236	45,195	46,007	—	(812)
Expiring 09/12/18	Citigroup Global Markets	COP	66,533	22,598	22,975	—	(377)
Czech Koruna,
Expiring 10/26/18	Citigroup Global Markets	CZK	218	9,918	10,017	—	(99)
Euro,
Expiring 10/26/18	Bank of America	EUR	2,074	2,442,788	2,442,056	732	—
Expiring 10/26/18	Goldman Sachs & Co.	EUR	6,126	7,221,713	7,211,300	10,413	—
Expiring 10/26/18	UBS AG	EUR	50	58,645	58,860	—	(215)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	116,814	$ 417,759	$ 428,336	$ —	$ (10,577)
Expiring 10/26/18	Citigroup Global Markets	HUF	22,001	80,000	80,674	—	(674)
Indian Rupee,
Expiring 10/15/18	JPMorgan Chase	INR	5,950	86,000	85,955	45	—
Expiring 10/15/18	Morgan Stanley	INR	5,520	79,000	79,738	—	(738)
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	1,162,240	80,000	80,063	—	(63)
Israeli Shekel,
Expiring 10/29/18	Morgan Stanley	ILS	265	73,000	72,527	473	—
Expiring 10/29/18	UBS AG	ILS	2,358	651,131	646,199	4,932	—
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	10,378	93,977	93,381	596	—
Mexican Peso,
Expiring 09/21/18	Bank of America	MXN	1,760	91,000	93,588	—	(2,588)
Expiring 09/21/18	BNP Paribas	MXN	686	34,075	36,510	—	(2,435)
Expiring 09/21/18	Citigroup Global Markets	MXN	709	34,750	37,712	—	(2,962)
Expiring 09/21/18	Citigroup Global Markets	MXN	584	28,890	31,075	—	(2,185)
New Taiwanese Dollar,
Expiring 10/11/18	Morgan Stanley	TWD	2,239	74,000	73,446	554	—
New Zealand Dollar,
Expiring 10/16/18	Goldman Sachs & Co.	NZD	339	231,715	231,189	526	—
Norwegian Krone,
Expiring 10/26/18	Bank of America	NOK	312	38,272	38,368	—	(96)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	10,196	192,280	191,557	723	—
Expiring 09/17/18	Barclays Capital Group	PHP	7,912	147,000	148,643	—	(1,643)
Expiring 09/17/18	Barclays Capital Group	PHP	5,594	104,000	105,104	—	(1,104)
Expiring 09/17/18	Barclays Capital Group	PHP	4,040	75,000	75,912	—	(912)
Expiring 09/17/18	Barclays Capital Group	PHP	3,034	56,311	57,004	—	(693)
Expiring 09/17/18	Barclays Capital Group	PHP	2,587	48,050	48,605	—	(555)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/17/18	Citigroup Global Markets	PHP	1,982	$ 37,000	$ 37,240	$ —	$ (240)
Polish Zloty,
Expiring 10/26/18	UBS AG	PLN	326	88,186	89,450	—	(1,264)
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	84	61,700	61,911	—	(211)
Expiring 08/10/18	Barclays Capital Group	SGD	19	14,000	13,788	212	—
Expiring 08/10/18	Citigroup Global Markets	SGD	307	225,241	225,686	—	(445)
Expiring 08/10/18	Citigroup Global Markets	SGD	155	113,092	113,785	—	(693)
Expiring 08/10/18	Citigroup Global Markets	SGD	134	98,000	98,393	—	(393)
Expiring 08/10/18	Citigroup Global Markets	SGD	107	79,000	78,819	181	—
Expiring 08/10/18	JPMorgan Chase	SGD	103	75,000	75,496	—	(496)
Expiring 08/10/18	JPMorgan Chase	SGD	90	66,000	66,039	—	(39)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	1,878	136,100	141,842	—	(5,742)
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,170	87,600	88,356	—	(756)
Expiring 09/11/18	Citigroup Global Markets	ZAR	793	56,546	59,872	—	(3,326)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,257	91,000	94,903	—	(3,903)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,156	88,030	87,317	713	—
Expiring 09/11/18	Morgan Stanley	ZAR	1,180	87,800	89,109	—	(1,309)
South Korean Won,
Expiring 08/08/18	Citigroup Global Markets	KRW	83,985	75,000	75,091	—	(91)
Expiring 08/08/18	Citigroup Global Markets	KRW	28,007	26,000	25,041	959	—
Expiring 08/08/18	Morgan Stanley	KRW	85,331	77,000	76,294	706	—
Expiring 08/08/18	Morgan Stanley	KRW	79,560	72,000	71,134	866	—
Expiring 08/08/18	Morgan Stanley	KRW	12,959	12,000	11,587	413	—
Expiring 08/08/18	UBS AG	KRW	45,316	42,000	40,517	1,483	—
Expiring 08/08/18	UBS AG	KRW	21,514	20,000	19,236	764	—
Expiring 10/19/18	Barclays Capital Group	KRW	131,999	116,761	118,247	—	(1,486)
Expiring 10/19/18	Barclays Capital Group	KRW	102,813	90,932	92,101	—	(1,169)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 10/26/18	Bank of America	SEK	1,842	$ 209,238	$ 210,880	$ —	$ (1,642)
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	679	689,037	691,158	—	(2,121)
Expiring 10/26/18	JPMorgan Chase	CHF	85	87,000	86,921	79	—
Expiring 10/26/18	Morgan Stanley	CHF	334	339,802	340,421	—	(619)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	3,665	112,260	110,178	2,082	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,689	84,000	80,843	3,157	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,100	66,000	63,137	2,863	—
Expiring 08/10/18	Citigroup Global Markets	THB	1,974	62,000	59,341	2,659	—
Expiring 08/10/18	Citigroup Global Markets	THB	1,828	56,000	54,962	1,038	—
Expiring 08/10/18	Citigroup Global Markets	THB	1,283	40,000	38,572	1,428	—
Expiring 08/10/18	Citigroup Global Markets	THB	988	31,000	29,716	1,284	—
Expiring 08/10/18	Citigroup Global Markets	THB	629	19,700	18,906	794	—
Expiring 08/10/18	Citigroup Global Markets	THB	611	19,000	18,371	629	—
Turkish Lira,
Expiring 09/11/18	Toronto Dominion	TRY	420	84,000	83,599	401	—
				$19,371,588	$19,410,999	44,572	(83,983)
						$103,150	$(136,786)

Cross currency exchange contracts outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
10/26/18	Buy	EUR	193	JPY	25,302	$—	$(396)	Toronto Dominion

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ 6,225	$ 6,597	$ (372)	Barclays Capital Group
Republic of Italy	06/20/23	1.000%(Q)		205	2,457	2,949	(492)	Citigroup Global Markets
Republic of Italy	06/20/23	1.000%(Q)	EUR	90	3,198	1,296	1,902	Barclays Capital Group
Republic of Italy	06/20/28	1.000%(Q)	EUR	45	3,894	2,796	1,098	Barclays Capital Group
					$15,774	$13,638	$2,136

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	70	1.907%	$ (475)	$ (209)	$ (266)	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	375	0.656%	6,254	3,949	2,305	Bank of America
Republic of Indonesia	06/20/23	1.000%(Q)	475	1.121%	(2,020)	(3,003)	983	Citigroup Global Markets
Republic of Italy	06/20/23	1.000%(Q)	205	2.141%	(9,761)	(10,702)	941	Citigroup Global Markets
Republic of Kazakhstan	06/20/23	1.000%(Q)	85	0.808%	839	—	839	Citigroup Global Markets
Republic of Portugal	06/20/23	1.000%(Q)	455	0.985%	846	(1,726)	2,572	Goldman Sachs & Co.
Russian Federation	12/20/22	1.000%(Q)	50	1.229%	(406)	(125)	(281)	Citigroup Global Markets
Russian Federation	06/20/23	1.000%(Q)	50	1.319%	(652)	(980)	328	BNP Paribas
Russian Federation	06/20/23	1.000%(Q)	100	1.319%	(1,303)	(1,665)	362	Morgan Stanley
Russian Federation	06/20/23	1.000%(Q)	150	1.319%	(1,956)	(2,987)	1,031	Morgan Stanley
					$(8,634)	$(17,448)	$8,814

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Value at Trade Date		Value at July 31, 2018		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)		225	$(12,950)		$(17,186)		$(4,236)
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)		195	(89)		(118)		(29)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)		755	(12,541)		(15,151)		(2,610)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	216	(418)		(482)		(64)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at July 31, 2018		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
				$(25,998)		$(32,937)		$(6,939)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2018(4)	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.28.V2	12/20/22	1.000%(Q)		970	1.467%	$(11,218)	$(17,544)	$(6,326)
iTraxx.EUR.29.V1	06/20/23	1.000%(Q)	EUR	125	0.607%	3,062	2,931	(131)
iTraxx.XO.28.V1	12/20/22	5.000%(Q)	EUR	95	2.473%	13,837	12,049	(1,788)
iTraxx.XO.29.V1	06/20/23	5.000%(Q)	EUR	470	2.825%	49,481	55,880	6,399
						$ 55,162	$ 53,316	$(1,846)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	$2,227	$(1,136)	$3,363	JPMorgan Chase
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Forward rate agreements outstanding at July 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
275	07/16/19	2.180%(T)	CM MUNI 5 Year(1)(T)	$ 1,089	$—	$ 1,089	Citigroup Global Markets
275	07/16/19	3.145%(T)	CM MUNI 30 Year(2)(T)	(2,073)	—	(2,073)	Citigroup Global Markets
				$ (984)	$—	$ (984)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Inflation swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$ (73)	$ (73)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(69)	(69)
					$—	$(142)	$(142)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2018:

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	460	06/21/23	2.532%(S)	6 Month BBSW(1)(S)	$ (135)	$ (594)	$ (459)
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	—	(2,644)	(2,644)
BRL	3,065	01/04/21	9.175%(T)	1 Day BROIS(2)(T)	—	19,330	19,330
BRL	211	01/03/22	10.360%(T)	1 Day BROIS(2)(T)	—	1,549	1,549
BRL	1,284	01/02/23	10.465%(T)	1 Day BROIS(2)(T)	—	4,172	4,172
BRL	248	01/02/23	11.061%(T)	1 Day BROIS(2)(T)	—	2,888	2,888
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	(5,373)	(5,373)
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	3,526	3,526
CAD	5,350	01/09/20	1.716%(S)	3 Month Canadian Bankers Acceptance(2)(S)	(14,644)	(34,666)	(20,022)
CAD	1,260	05/08/22	1.367%(S)	3 Month Canadian Bankers Acceptance(1)(S)	27,453	42,208	14,755
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(815)	(815)
CAD	50	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(1,614)	(4,490)	(2,876)
CAD	40	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	—	1,043	1,043
CHF	40	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	—	(126)	(126)
CHF	20	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	—	(250)	(250)
EUR	915	05/11/20	(0.054)%(A)	6 Month EURIBOR(2)(S)	1,838	2,320	482
EUR	1,110	05/11/23	0.390%(A)	6 Month EURIBOR(1)(S)	(3,383)	(6,800)	(3,417)
EUR	500	05/15/23	0.266%(A)	6 Month EURIBOR(2)(S)	—	(1,324)	(1,324)
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	5,922	4,546	(1,376)
EUR	150	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	389	389
EUR	150	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(443)	(443)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(508)	(508)
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	459	459
GBP	260	07/24/23	1.325%(S)	6 Month GBP LIBOR(1)(S)	(23)	935	958
GBP	475	12/21/31	1.534%(S)	6 Month GBP LIBOR(2)(S)	15,273	(9,001)	(24,274)
GBP	420	05/08/37	1.450%(S)	6 Month GBP LIBOR(2)(S)	(3,902)	(22,076)	(18,174)
GBP	290	05/08/47	1.400%(S)	6 Month GBP LIBOR(1)(S)	6,890	25,157	18,267

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	197,600	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	$ (327)	$ 2,777	$ 3,104
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	9,737	(1,301)	(11,038)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(415)	(415)
INR	20,000	05/16/23	7.020%(S)	1 Month MIBOR(2)(S)	(8)	1,767	1,775
JPY	11,500	01/04/23	0.115%(S)	6 Month JPY LIBOR(2)(S)	—	63	63
JPY	69,000	05/11/23	0.130%(S)	6 Month JPY LIBOR(1)(S)	(110)	(591)	(481)
JPY	59,000	12/18/27	0.290%(S)	6 Month JPY LIBOR(2)(S)	—	(750)	(750)
JPY	53,000	12/18/32	0.516%(S)	6 Month JPY LIBOR(2)(S)	—	(1,187)	(1,187)
JPY	176,500	12/18/37	0.715%(S)	6 Month JPY LIBOR(2)(S)	—	(3,294)	(3,294)
JPY	4,500	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	211	211
JPY	5,000	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	(1,024)	(1,024)
JPY	16,700	12/18/47	0.918%(S)	6 Month JPY LIBOR(2)(S)	—	(185)	(185)
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(1,488)	(1,488)
MXN	3,330	06/30/28	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	1	(666)	(667)
NOK	10,900	05/23/23	1.895%(A)	6 Month NIBOR(2)(S)	191	216	25
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	5,750	(645)	(6,395)
NZD	490	07/18/23	2.513%(S)	3 Month BBR(2)(Q)	(287)	(493)	(206)
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(19,526)	(10,214)	9,312
PLN	570	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(2,139)	(2,139)
PLN	45	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	6	6
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	4,078	3,466	(612)
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(351)	(1,253)	(902)
	2,000	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	2,948	2,948
	6,100	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	47,587	83,672	36,085
	3,525	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	12,785	29,353	16,568
	2,120	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	—	13,630	13,630
	2,750	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	31	13,403	13,372
	5,385	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	—	8,745	8,745
	650	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	993	993
	915	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	8,001	8,001
	5,715	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	12,951	12,951
	115	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	114	114
	680	06/22/23	2.911%(S)	3 Month LIBOR(2)(Q)	69	(1,596)	(1,665)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	300	07/17/24	2.926%(S)	3 Month LIBOR(2)(Q)	$ —	$ (1,677)	$ (1,677)
	1,595	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,002	60,298	49,296
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	6,326	6,326
	600	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(1,492)	(1,492)
	360	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(215)	173	388
	145	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	10,452	10,452
	65	07/17/49	2.914%(S)	3 Month LIBOR(1)(Q)	—	1,826	1,826
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	3,468	6,761	3,293
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(45)	1,714	1,759
					$107,505	$258,868	$151,363

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	1,500	04/05/21	3.005%(A)	3 Month EIBOR(1)(Q)	$ (773)	$—	$ (773)	BNP Paribas
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	(357)	—	(357)	JPMorgan Chase
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	(295)	—	(295)	Citigroup Global Markets
COP	485,000	12/20/27	5.970%(Q)	1 Day COOIS(2)(Q)	(1,704)	—	(1,704)	JPMorgan Chase
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	(1,785)	—	(1,785)	Citigroup Global Markets
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	(1,485)	—	(1,485)	BNP Paribas
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	(742)	—	(742)	JPMorgan Chase
SAR	1,500	04/05/21	3.020%(A)	3 Month SAIBOR(2)(Q)	(184)	—	(184)	BNP Paribas
SAR	640	04/05/25	3.480%(A)	3 Month SAIBOR(1)(Q)	1,033	—	1,033	BNP Paribas
					$(6,292)	$—	$(6,292)
A security with a market value of $608,257 has been segregated with JPMorgan to cover requirements for open centrally cleared swap contracts at July 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$ —	$ 4,320,391	$ —
Consumer Loans	—	248,509	—
Residential Mortgage-Backed Securities	—	68,371	—

Commercial Mortgage-Backed Securities	—	2,398,764	—
Corporate Bonds
Canada	—	252,725	—
China	—	235,331	—
France	—	125,283	—
Germany	—	492,550	—
Italy	—	312,984	—
Kazakhstan	—	52,848	—
Mexico	—	378,868	—
Netherlands	—	151,292	—
Russia	—	133,748	—
Spain	—	123,194	—
Supranational Bank	—	127,142	—
Switzerland	—	199,517	—
United Kingdom	—	569,112	—
United States	—	2,645,080	—

Residential Mortgage-Backed Securities	—	401,446	—
Sovereign Bonds
Argentina	—	402,271	—
Austria	—	152,552	—
Brazil	—	195,156	—
Bulgaria	—	126,348	—
Canada	—	118,686	—
Chile	—	135,257	—
Colombia	—	266,395	—
Croatia	—	217,940	—
Cyprus	—	433,368	—
Dominican Republic	—	101,375	—
France	—	364,003	—
Greece	—	521,030	—
Hungary	—	172,171	—
Indonesia	—	198,388	—
Israel	—	119,273	—
Italy	—	1,541,798	—
Malaysia	—	112,488	—
Mexico	—	364,026	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
New Zealand	$ —	$ 146,623	$ —
Panama	—	199,500	—
Peru	—	128,209	—
Poland	—	210,953	—
Portugal	—	685,325	—
Romania	—	121,173	—
Saudi Arabia	—	192,120	—
Senegal	—	114,168	—
Spain	—	1,455,711	—
Sweden	—	322,715	—
Turkey	—	118,534	—
United Arab Emirates	—	192,130	—
Uruguay	—	102,550	—

U.S. Government Agency Obligation	—	137,864	—
U.S. Treasury Obligation	—	776,698	—
Affiliated Mutual Fund	723,381	—	—
Options Purchased	—	6,065	—
Options Written	—	(4,619)	(621)
Other Financial Instruments*
Futures Contracts	77,801	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(33,636)	—
OTC Cross Currency Exchange Contract	—	(396)	—
Centrally Cleared Credit Default Swap Agreements	—	(8,785)	—
OTC Credit Default Swap Agreements	—	9,367	—
OTC Forward Rate Agreements	—	—	(984)
Centrally Cleared Inflation Swap Agreements	—	(142)	—
Centrally Cleared Interest Rate Swap Agreements	—	151,363	—
OTC Interest Rate Swap Agreements	—	(6,292)	—
Total	$801,182	$23,796,878	$(1,605)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2018 were as follows:
Sovereign Bonds	38.2%
Collateralized Loan Obligations	17.3
Commercial Mortgage-Backed Securities	9.6
Banks	4.6
U.S. Treasury Obligation	3.1%
Affiliated Mutual Fund	2.9
Oil & Gas	2.5
Insurance	2.0

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Industry Classification (continued):
Electric	1.9%
Residential Mortgage-Backed Securities	1.9
Auto Manufacturers	1.6
Media	1.4
Pipelines	1.3
Consumer Loans	1.0
Commercial Services	0.9
Pharmaceuticals	0.9
Biotechnology	0.8
U.S. Government Agency Obligation	0.6
Entertainment	0.5
Transportation	0.5
Multi-National	0.5
Healthcare-Products	0.5
Chemicals	0.5
Packaging & Containers	0.5
Apparel	0.4
Software	0.4
Housewares	0.4%
Foods	0.4
Retail	0.3
Home Builders	0.2
Healthcare-Services	0.2
Aerospace & Defense	0.1
Options Purchased	0.0*
97.9
Options Written	(0.0)*
Other assets in excess of liabilities	2.1
100.0%

*	Less than +/- 0.05%

Glossary:
The following abbreviations are used in the quarterly schedule of portfolio holdings:
Currency
AED    Arab Emirates Dirham
AUD    Australian Dollar
BRL    Brazilian Real
CAD    Canadian Dollar
CHF    Swiss Franc
CLP    Chilean Peso
CNH    Chinese Renminbi (offshore)
COP    Colombian Peso
CZK    Czech Koruna
DKK    Danish Krone
EGP    Egyptian Pound
EUR    Euro
GBP    British Pound
HKD    Hong Kong Dollar
HUF    Hungarian Forint
IDR    Indonesian Rupiah
ILS    Israeli Shekel
INR    Indian Rupee

JPY    Japanese Yen
KRW    South Korean Won
MXN    Mexican Peso
MYR    Malaysian Ringgit
NOK    Norwegian Krone
NZD    New Zealand Dollar
PEN    Peruvian Nuevo Sol
PHP    Philippine Peso
PLN    Polish Zloty
RUB     Russian Ruble
SAR    Saudi Arabian Riyal
SEK    Swedish Krona
SGD    Singapore Dollar
THB    Thai Baht
TRY    Turkish Lira
TWD    New Taiwanese Dollar
ZAR    South African Rand
Index
CDX    Credit Derivative Index
CMBX    Commercial Mortgage Backed Securities Index
CPI    Consumer Price Index

HICP    Harmonized Index of Consumer Prices
iTraxx    International Credit Derivative Index
MUNIISPA    SIFMA Municipal Weekly Yield Index
Other
A    Annual payment frequency for swaps
M    Monthly payment frequency for swaps
Q    Quarterly payment frequency for swaps
S    Semiannual payment frequency for swaps
T    Swap payment upon termination
144A    Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS    Asset-Backed Security
BBR    New Zealand Bank Bill Rate
BBSW    Australian Bank Bill Swap Reference Rate
BIBOR    Bangkok Interbank Offered Rate
bps    Basis Points
BROIS    Brazil Overnight Interbank Deposit
BUBOR    Budapest Interbank Offered Rate
CABs    Capital Appreciation Bonds
CDS    Credit Default Swap
CIBOR    Copenhagen Interbank Offered Rate
CLO    Collateralized Loan Obligation

CLOIS    Sinacofi Chile Interbank Rate Average
COOIS    Colombia Overnight Interbank Reference Rate
CM    Constant Maturity
CMM    Constant Maturity Mortgage
CMS    Constant Maturity Swap
EIBOR    Emirates Interbank Offered Rate
EMTN    Euro Medium Term Note
EONIA    Euro Overnight Index Average
EURIBOR    Euro Interbank Offered Rate
FHLMC    Federal Home Loan Mortgage Corp
GMTN    Global Medium Term Note
GO    General Obligation
IO    Interest Only (Principal amount represents notional)
JIBAR    Johannesburg Interbank Agreed Rate
KLIBOR    Kuala Lumpur Interbank Offered Rate
KWCDC    Korean Won Certificate of Deposit
L2    Level 2
L3    Level 3
LIBOR    London Interbank Offered Rate
MIBOR    Mumbai Interbank Offered Rate
MosPrime    Moscow Prime Offer Rate

MTN    Medium Term Note
MUNIPSA    Municipal Swap Index Yield
NIBOR    Norwegian Interbank Offered Rate
NSA    Non-Seasonally Adjusted
OAT    Obligations Assimiilables du Tresor (French Treasury Bond)
OTC    Over-the-counter
PIK    Payment-in-Kind
PRIBOR    Prague Interbank Offered Rate
SAIBOR    Saudi Arabian Interbank Offered Rate
SIBOR    Singapore Interbank Offered Rate
SONIA    Sterling Overnight Index Average
STIBOR    Stockholm Interbank Offered Rate
STRIPS    Separate Trading of Registered Interest and Principal of Securities
TAIBOR    Taiwan Interbank Offered Rate
TELBOR    Tel Aviv Interbank Offered Rate
USAID    United States Agency for International Development
USOIS    United States Overnight Index Swap
WIBOR    Warsaw Interbank Offered Rate

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of each Fund, including: each Fund’s Treasurer (or the Treasurer’s direct reports); and each Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    September 17, 2018

*  Print the name and title of each signing officer under his or her signature.